UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04416

                                                 PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                                 Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Funds
INVESTMENT ABBREVIATIONS AND DEFINITIONS

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

CVR — Contingent Value Rights

DD — Delayed-Delivery Security

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN — Floating Rate Note. The rate shown is the rate in effect on February 28, 2014, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2014, and the date shown is the next reset or put date.

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Schedules of Investments.
1

PNC Retirement Income Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 93.6%
Domestic Equity Funds — 18.6%
PNC Large Cap Core Fund, Class I Shares†	131,777	$1,917
PNC Small Cap Fund, Class I Shares†	19,536	407

		2,324

Fixed Income Funds — 55.1%
Eaton Vance Floating-Rate Fund	17,435	160
PNC Bond Fund, Class I Shares†	265,930	2,776
PNC High Yield Bond Fund, Class I Shares†	37,110	314
PNC Limited Maturity Bond Fund, Class I Shares†	270,996	2,764
Vanguard Inflation-Protected Securities Fund	33,067	864

		6,878

International Equity Funds — 6.5%
PNC International Equity Fund, Class I Shares†	31,050	650
Vanguard Emerging Markets Stock Index Fund	5,195	163

		813

Money Market Fund — 9.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,226,560	1,227

Real Estate Fund — 3.5%
Vanguard REIT Index Fund	16,128	431

Total Mutual Funds (Cost $11,510)		11,673

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 6.5%
Domestic Equity Funds — 6.1%
iShares Dow Jones Select Dividend Index Fund†	3,532	$254
SPDR ® S&P Dividend ETF	3,482	254
WisdomTree LargeCap Dividend Fund	3,809	252

		760

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	488	26
Vanguard FTSE All World ex-US Small-Cap ETF	240	26

		52

Total Exchange-Traded Funds (Cost $792)		812

TOTAL INVESTMENTS — 100.1% (Cost $12,302)**		12,485

Other Assets & Liabilities – (0.1)%		(8)

TOTAL NET ASSETS — 100.0%		$12,477

**	Aggregate cost for Federal income tax purposes is (000) $12,302.

Gross unrealized appreciation (000)	$186
Gross unrealized depreciation (000)	(3)

Net unrealized appreciation (000)	$183

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$812	$–	$–	$812

Mutual Funds	11,673	–	–	11,673

Total Assets - Investments in Securities	$12,485	$–	$–	$12,485

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
2

PNC Target 2020 Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.3%
Domestic Equity Funds — 26.5%
PNC Large Cap Core Fund, Class I Shares†	17,289	$252
PNC Small Cap Fund, Class I Shares†	2,327	48

		300

Fixed Income Funds — 43.8%
Eaton Vance Floating-Rate Fund	2,428	22
PNC Bond Fund, Class I Shares†	24,262	253
PNC High Yield Bond Fund, Class I Shares†	4,336	37
PNC Limited Maturity Bond Fund, Class I Shares†	10,314	105
Vanguard Inflation-Protected Securities Fund	3,026	79

		496

International Equity Funds — 11.1%
PNC International Equity Fund, Class I Shares†	4,931	103
Vanguard Emerging Markets Stock Index Fund	725	23

		126

Money Market Fund — 5.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	62,922	63

Real Estate Fund — 4.4%
Vanguard REIT Index Fund	1,867	50

Total Mutual Funds (Cost $957)		1,035

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 9.4%
Commodity Fund — 2.7%
PowerShares DB Commodity Index Tracking Fund*	1,176	$31

Domestic Equity Funds — 5.9%
iShares Dow Jones Select Dividend Index Fund†	316	23
SPDR ® S&P Dividend ETF	303	22
WisdomTree LargeCap Dividend Fund	341	22

		67

International Equity Funds — 0.8%
iShares MSCI EAFE Small Cap Index Fund†	77	4
Vanguard FTSE All World ex-US Small-Cap ETF	41	5

		9

Total Exchange-Traded Funds (Cost $93)		107

TOTAL INVESTMENTS — 100.7% (Cost $1,050)**		1,142

Other Assets & Liabilities – (0.7)%		(8)

TOTAL NET ASSETS — 100.0%		$1,134

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,049.

Gross unrealized appreciation (000)	$113
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$93

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$107	$–	$–	$107

Mutual Funds	1,035	–	–	1,035

Total Assets - Investments in Securities	$1,142	$–	$–	$1,142

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
3

PNC Target 2030 Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.7%
Domestic Equity Funds — 37.6%
PNC Large Cap Core Fund, Class I Shares†	33,585	$489
PNC Small Cap Fund, Class I Shares†	4,844	101

		590

Fixed Income Funds — 24.0%
Eaton Vance Floating-Rate Fund	3,014	28
PNC Bond Fund, Class I Shares†	25,233	264
PNC High Yield Bond Fund, Class I Shares†	5,044	43
PNC Limited Maturity Bond Fund, Class I Shares†	1,494	15
Vanguard Inflation-Protected Securities Fund	1,011	26

		376

International Equity Funds — 16.8%
PNC International Equity Fund, Class I Shares†	9,849	206
Vanguard Emerging Markets Stock Index Fund	1,828	57

		263

Money Market Fund — 3.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	52,801	53

Real Estate Fund — 3.9%
Vanguard REIT Index Fund	2,291	61

Total Mutual Funds (Cost $1,180)		1,343

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 14.1%
Commodity Fund — 3.0%
PowerShares DB Commodity Index Tracking Fund*	1,797	$47

Domestic Equity Funds — 8.8%
iShares Dow Jones Select Dividend Index Fund†	646	47
SPDR ® S&P Dividend ETF	624	45
WisdomTree LargeCap Dividend Fund	697	46

		138

International Equity Funds — 2.3%
iShares MSCI EAFE Small Cap Index Fund†	341	18
Vanguard FTSE All World ex-US Small-Cap ETF	166	18

		36

Total Exchange-Traded Funds (Cost $195)		221

TOTAL INVESTMENTS — 99.8% (Cost $1,375)**		1,564

Other Assets & Liabilities – 0.2%		3

TOTAL NET ASSETS — 100.0%		$1,567

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,374.

Gross unrealized appreciation (000)	$204
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$190

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$221	$–	$–	$221

Mutual Funds	1,343	–	–	1,343

Total Assets - Investments in Securities	$1,564	$–	$–	$1,564

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
4

PNC Target 2040 Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.0%
Domestic Equity Funds — 46.3%
PNC Large Cap Core Fund, Class I Shares†	32,487	$473
PNC Small Cap Fund, Class I Shares†	4,639	96

		569

Fixed Income Funds — 11.0%
Eaton Vance Floating-Rate Fund	1,167	11
PNC Bond Fund, Class I Shares†	9,731	102
PNC High Yield Bond Fund, Class I Shares†	1,895	16
Vanguard Inflation-Protected Securities Fund	278	7

		136

International Equity Funds — 20.4%
PNC International Equity Fund, Class I Shares†	9,396	197
Vanguard Emerging Markets Stock Index Fund	1,741	55

		252

Money Market Fund — 2.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	30,223	30

Real Estate Fund — 3.8%
Vanguard REIT Index Fund	1,758	47

Total Mutual Funds (Cost $861)		1,034

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.9%
Commodity Fund — 2.9%
PowerShares DB Commodity Index Tracking Fund*	1,403	$37

Domestic Equity Funds — 10.3%
iShares Dow Jones Select Dividend Index Fund†	591	42
SPDR ® S&P Dividend ETF	571	42
WisdomTree LargeCap Dividend Fund	640	42

		126

International Equity Funds — 2.7%
iShares MSCI EAFE Small Cap Index Fund†	313	16
Vanguard FTSE All World ex-US Small-Cap ETF	154	17

		33

Total Exchange-Traded Funds (Cost $169)		196

TOTAL INVESTMENTS — 99.9% (Cost $1,030)**		1,230

Other Assets & Liabilities – 0.1%		1

TOTAL NET ASSETS — 100.0%		$1,231

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,029.

Gross unrealized appreciation (000)	$210
Gross unrealized depreciation (000)	(9)

Net unrealized appreciation (000)	$201

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$196	$–	$–	$196

Mutual Funds	1,034	–	–	1,034

Total Assets - Investments in Securities	$1,230	$–	$–	$1,230

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
5

PNC Target 2050 Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
MUTUAL FUNDS — 82.5%
Domestic Equity Funds — 47.5%
PNC Large Cap Core Fund, Class I Shares†	35,257	$513
PNC Small Cap Fund, Class I Shares†	5,407	113

		626

Fixed Income Funds — 7.3%
Eaton Vance Floating-Rate Fund	835	8
PNC Bond Fund, Class I Shares†	6,819	71
PNC High Yield Bond Fund, Class I Shares†	1,396	12
Vanguard Inflation-Protected Securities Fund	199	5

		96

International Equity Funds — 21.8%
PNC International Equity Fund, Class I Shares†	10,729	225
Vanguard Emerging Markets Stock Index Fund	1,985	62

		287

Money Market Fund — 2.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	33,233	33

Real Estate Fund — 3.4%
Vanguard REIT Index Fund	1,677	45

Total Mutual Funds (Cost $890)		1,087

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 17.6%
Commodity Fund — 3.0%
PowerShares DB Commodity Index Tracking Fund*	1,502	$39

Domestic Equity Funds — 11.7%
iShares Dow Jones Select Dividend Index Fund†	728	52
SPDR ® S&P Dividend ETF	699	51
WisdomTree LargeCap Dividend Fund	779	52

		155

International Equity Funds — 2.9%
iShares MSCI EAFE Small Cap Index Fund†	366	19
Vanguard FTSE All World ex-US Small-Cap ETF	177	19

		38

Total Exchange-Traded Funds (Cost $202)		232

TOTAL INVESTMENTS — 100.1% (Cost $1,092)**		1,319

Other Assets & Liabilities – (0.1)%		(1)

TOTAL NET ASSETS — 100.0%		$1,318

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,091.

Gross unrealized appreciation (000)	$237
Gross unrealized depreciation (000)	(9)

Net unrealized appreciation (000)	$228

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$232	$–	$–	$232

Mutual Funds	1,087	–	–	1,087

Total Assets - Investments in Securities	$1,319	$–	$–	$1,319

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
6

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 37.9%
Consumer Discretionary — 5.9%
Aaron’s	5,340	$164
American Axle & Manufacturing Holdings*	8,910	172
CBS, Cl B	3,090	207
Comcast, Cl A	2,240	116
Dorman Products*	3,160	182
Foot Locker	9,150	382
Ford Motor	6,600	102
Hanesbrands	2,760	202
Hibbett Sports*#	2,020	116
Home Depot	3,720	305
HSN	2,310	133
Las Vegas Sands	1,570	134
Madison Square Garden, Cl A*	2,560	146
McDonald’s	1,350	128
NIKE, Cl B	1,980	155
Outerwall*#	1,210	86
Penn National Gaming*	5,390	69
Polaris Industries	1,440	193
priceline.com*	100	135
PVH	660	83
Starbucks	2,060	146
Time Warner	2,390	160
Walt Disney	2,090	169
Wolverine World Wide	2,660	70
Wyndham Worldwide	3,470	253

		4,008

Consumer Staples — 3.0%
Altria Group	6,720	244
Boston Beer, Cl A*#	440	104
Coca-Cola	2,550	97
Coca-Cola Enterprises	3,340	157
CVS Caremark	2,060	151
Hershey	1,240	131
Kimberly-Clark	670	74
Nu Skin Enterprises, Cl A	920	77
PepsiCo	1,501	120
Procter & Gamble	5,745	452
Rite Aid*	21,640	143
Safeway	2,050	77
TreeHouse Foods*	1,060	75
Walgreen	1,880	128

		2,030

Energy — 3.3%
Atwood Oceanics*	1,210	57
Chevron	3,199	369
ConocoPhillips	3,790	252
Enterprise Products Partners LP	1,560	105
EOG Resources	730	138
Exxon Mobil	3,415	329
Halliburton	2,040	116
Helmerich & Payne	3,100	306
Marathon Petroleum	870	73
Occidental Petroleum	2,310	223
Oceaneering International	1,200	86
Oil States International*	760	72
World Fuel Services	2,460	111

		2,237

	Number of Shares	Value (000)

Financials — 7.7%
Allstate	2,650	$144
American Express	1,620	148
AmTrust Financial Services#	6,426	243
Bank of the Ozarks	4,300	273
BB&T	5,910	223
Capital One Financial	2,600	191
Chubb	2,154	189
Credit Acceptance*	1,080	149
Discover Financial Services	3,629	208
Eagle Bancorp*	2,398	82
Encore Capital Group*	1,740	85
Extra Space Storage REIT	2,520	124
Fidelity National Financial, Cl A	4,800	159
First Cash Financial Services*	1,290	68
First Financial Holdings	1,260	77
First Niagara Financial Group	12,340	112
Franklin Resources	1,750	93
Gaming and Leisure Properties REIT*	1,693	64
Goldman Sachs Group	510	85
Home BancShares	2,940	99
JPMorgan Chase	8,448	480
KKR LP*#	4,410	106
M&T Bank#	1,160	135
MetLife	3,030	154
Portfolio Recovery Associates*	4,500	244
RLI	3,160	136
U.S. Bancorp	5,140	211
Ventas REIT	2,610	163
ViewPoint Financial Group	4,990	125
Virtus Investment Partners*	1,040	193
Wells Fargo	7,419	344
World Acceptance*#	890	85

		5,192

Healthcare — 4.7%
Amgen	1,060	131
Baxter International	2,100	146
Becton Dickinson	1,460	168
Biogen Idec*	410	140
Bio-Reference Labs*	2,600	66
Celgene*	810	130
Covance*	1,650	171
Eli Lilly	2,760	165
Johnson & Johnson	3,247	299
McKesson	1,050	186
Merck	7,371	420
MWI Veterinary Supply*	920	150
Neogen*	2,190	95
PAREXEL International*	2,950	158
Pfizer	9,071	291
Questcor Pharmaceuticals#	1,750	106
St. Jude Medical	3,090	208
Zimmer Holdings	1,450	136

		3,166

Industrials — 5.7%
Actuant, Cl A	2,800	98
B/E Aerospace*	4,250	358
Boeing	2,790	360
Colfax*	3,310	235
Delta Air Lines	4,780	159
EnerSys	2,950	210

See Notes to Schedules of Investments.
7

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Esterline Technologies*	1,150	$124
General Dynamics	1,230	135
General Electric	19,680	501
Genesee & Wyoming, Cl A*	850	84
HEICO	1,842	115
Lockheed Martin	770	125
Manpowergroup	2,130	166
Regal-Beloit	1,000	74
Snap-On	1,400	157
Southwest Airlines	5,140	115
Triumph Group	1,410	92
Union Pacific	850	153
United Parcel Service, Cl B	890	85
United Rentals*	2,500	221
United Technologies	2,470	289

		3,856

Information Technology — 5.8%
Apple	1,537	809
CA	3,540	119
Cisco Systems	9,372	204
Corning	8,710	168
Google, Cl A*	385	468
Intel	3,580	89
Jack Henry & Associates	2,540	148
Manhattan Associates*	3,120	118
Microsoft	3,792	145
Oracle	7,460	292
OSI Systems*	2,845	175
QUALCOMM	3,670	276
SanDisk	1,540	114
Skyworks Solutions*	3,460	123
Tyler Technologies*	1,050	98
Visa, Cl A	830	187
Western Digital	1,770	154
WEX*	1,380	134
Yahoo!*	2,940	114

		3,935

Materials — 0.7%
Balchem	1,440	73
E.I. du Pont de Nemours	1,650	110
International Paper	2,220	108
PPG Industries	960	190

		481

Telecommunication Services — 0.3%
AT&T	3,737	120
Verizon Communications	1,750	83

		203

Utilities — 0.8%
National Fuel Gas	2,470	186
NextEra Energy	1,138	104
Pinnacle West Capital	2,720	151
Wisconsin Energy	2,310	102

		543

Total Common Stocks (Cost $19,339)		25,651

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 10.9%
Consumer Discretionary — 2.2%
ASOS PLC (United Kingdom)*	947	$110
Berkeley Group Holdings PLC (United Kingdom)	1,147	53
Bridgestone (Japan) (A)	1,300	47
Compass Group PLC (United Kingdom)	4,307	68
Dufry AG (Switzerland)*	256	44
Garmin (Switzerland)	3,050	164
Inditex SA (Spain)	214	31
LVMH Moet Hennessy Louis Vuitton SA (France)	243	45
Magna International (Canada)	2,060	184
Michael Kors Holdings (Hong Kong)*	2,323	228
Nokian Renkaat OYJ (Finland)	1,099	49
Pandora A/S (Denmark)	747	50
Rakuten (Japan) (A)	5,800	83
TAL Education Group, ADR (China)*	1,766	42
Thomas Cook Group PLC (United Kingdom)*	16,199	50
Toyota Motor, ADR (Japan)	1,453	167
WPP PLC, ADR (United Kingdom)	456	50

		1,465

Consumer Staples — 0.8%
Anheuser-Busch InBev NV, ADR (Belgium)	815	85
Associated British Foods PLC (United Kingdom)	1,052	53
Diageo PLC, ADR (United Kingdom)#	204	26
Hengan International Group (China)	3,804	41
Koninklijke Ahold NV (Netherlands)	2,668	50
Magnit OJSC, GDR (Russia)	949	53
Nestle SA (Switzerland)	1,983	150
Puregold Price Club (Philippines)	43,700	46
Reckitt Benckiser Group PLC (United Kingdom)	598	49

		553

Energy — 0.4%
BG Group PLC (United Kingdom)	1,670	30
Ensco PLC, Cl A (United Kingdom)	2,690	142
Modec (Japan) (A)	1,700	43
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	321	37

		252

Financials — 1.2%
ACE (Switzerland)*	1,220	119
AIA Group (Hong Kong)	10,602	52
Deutsche Wohnen AG (Germany)	2,790	59
Equity Bank (Kenya)	55,995	21
FirstService (Canada)	1,640	75
Hargreaves Lansdown PLC (United Kingdom)	2,638	62
Invesco (Bermuda)*	4,080	140
IRF European Finance Investments (United Kingdom)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	2,000	47
Mitsubishi UFJ Financial Group, ADR (Japan)	10,840	63
Nomura Holdings (Japan) (A)	7,400	50
Swiss Re AG (Switzerland)*	575	54
UBS AG (Switzerland)*	2,980	63
Vib Vermoegen AG (Germany)	1,979	34

		839

Healthcare — 1.9%
Abcam PLC (United Kingdom)	7,723	64
Bayer AG (Germany)	603	85
Coloplast A/S, Cl B (Denmark)	579	49
Elekta AB, Cl B (Sweden)	1,214	16

See Notes to Schedules of Investments.
8

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Healthcare — continued
GlaxoSmithKline PLC, ADR (United Kingdom)	3,340	$187
GN Store Nord A/S (Denmark)	1,429	35
Jazz Pharmaceuticals PLC (Ireland)*	338	51
Novo Nordisk A/S, ADR (Denmark)	3,060	146
Roche Holding AG (Switzerland)	464	143
Sawai Pharmaceutical (Japan) (A)	500	32
Shire PLC, ADR (Ireland)	1,796	297
Sonova Holding AG (Switzerland)*	315	44
Teva Pharmaceutical Industries, ADR (Israel)	3,160	158

		1,307

Industrials — 1.0%
ABB, ADR (Switzerland)#	2,817	72
Ashtead Group PLC (United Kingdom)	5,590	82
Eaton PLC (Ireland)	1,370	101
FANUC (Japan) (A)	304	53
Hexagon AB, Cl B (Sweden)	1,481	52
Koninklijke Philips NV (Netherlands)	1,278	45
Nabtesco (Japan) (A)	2,100	53
Rational AG (Germany)	182	62
SMC (Japan) (A)	300	76
Weir Group PLC (United Kingdom)	1,317	57

		653

Information Technology — 2.2%
Anritsu (Japan) (A)	2,700	31
ARM Holdings PLC, ADR (United Kingdom)	1,915	96
AVG Technologies NV (Netherlands)*	916	17
Axis Communications AB (Sweden)	1,591	55
Blinkx PLC (United Kingdom)*	26,363	44
Fleetmatics Group PLC (Ireland)*#	627	23
Ingenico (France)	570	55
NAVER (South Korea)	70	54
NQ Mobile, ADR (China)*#	5,168	100
NXP Semiconductor NV (Netherlands)*	4,000	225
Open Text (Canada)	2,320	118
Opera Software ASA (Norway)	3,438	47
Qihoo 360 Technology, ADR (China)*	1,539	169
SAP AG, ADR (Germany)#	281	23
TE Connectivity (Switzerland)*	2,420	142
Tencent Holdings (China)	2,203	177
Wirecard AG (Germany)	2,142	100

		1,476

Materials — 0.7%
Dangote Cement PLC (Nigeria)	23,559	34
First Quantum Minerals (Canada)	1,448	28
LyondellBasell Industries NV, Cl A (Netherlands)	1,820	161
Methanex (Canada)	2,570	181
Randgold Resources, ADR (United Kingdom)	406	32
Syngenta AG, ADR (Switzerland)	773	56

		492

Telecommunication Services — 0.4%
Rogers Communications, Cl B (Canada)	4,530	175
Softbank (Japan) (A)	1,051	80
Telenor ASA (Norway)	2,511	55

		310

	Number of Shares	Value (000)

Utilities — 0.1%
Red Electrica SA (Spain)	736	$57

Total Foreign Common Stocks (Cost $5,537)		7,404

EXCHANGE-TRADED FUNDS — 12.1%
iShares MSCI EAFE Value Index†#	84,986	4,909
iShares MSCI Emerging Markets Index Fund†	58,611	2,314
iShares STOXX Europe 600 Banks DE†	3,170	89
SPDR ® S&P 500 ® ETF Trust	4,560	850

Total Exchange-Traded Funds (Cost $8,613)		8,162

	Par (000)
ASSET-BACKED SECURITIES — 0.3%
Automotive — 0.2%
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	$110	110

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	106

Total Asset-Backed Securities (Cost $215)		216

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	404	425

Total Commercial Mortgage-Backed Security (Cost $400)		425

CORPORATE BONDS — 12.6%
Aerospace — 0.1%
Spirit Aerosystems
6.750%, 12/15/20	55	59

Automotive — 0.2%
BorgWarner
4.625%, 09/15/20	60	63
LKQ
4.750%, 05/15/23 144A	35	33
Titan International
6.875%, 10/01/20 144A	25	27

		123

Cable — 1.0%
21st Century Fox America
8.450%, 08/01/34	25	34
AMC Networks
7.750%, 07/15/21	60	68
Belo
7.750%, 06/01/27	50	54

See Notes to Schedules of Investments.
9

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
Comcast
4.250%, 01/15/33	$75	$74
DIRECTV Holdings LLC
4.600%, 02/15/21	105	111
Historic TW
6.625%, 05/15/29	65	78
News America
6.650%, 11/15/37	45	55
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Entertainment LP
8.375%, 03/15/23	25	33
Viacom
3.250%, 03/15/23	120	115

		648

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	57

Consumer Services — 0.7%
Avon Products
5.000%, 03/15/23#	60	60
Cedar Fair LP
5.250%, 03/15/21	25	25
Felcor Lodging LP
5.625%, 03/01/23	35	35
H&E Equipment Services
7.000%, 09/01/22	25	27
Live Nation Entertainment
7.000%, 09/01/20 144A	50	55
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	52
Regal Cinemas
8.625%, 07/15/19	40	43
Royal Caribbean Cruises
11.875%, 07/15/15	27	31
7.500%, 10/15/27	26	29
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
6.750%, 02/01/19	50	53
Wynn Las Vegas LLC
5.375%, 03/15/22	55	58

		492

Energy — 1.9%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	67
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	54
Continental Resources
5.000%, 09/15/22	115	120
Denbury Resources
8.250%, 02/15/20	50	55
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	55	64
EQT
8.125%, 06/01/19	60	74
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	85	101

	Par (000)	Value (000)

Nexen Energy ULC
5.875%, 03/10/35	$45	$49
ONEOK Partners LP
6.125%, 02/01/41	35	39
Peabody Energy
7.875%, 11/01/26	50	51
Petrobras Global Finance BV
3.000%, 01/15/19	100	95
Petroleos Mexicanos
6.000%, 03/05/20	105	118
Rowan
4.875%, 06/01/22	75	78
Samson Investment
10.500%, 02/15/20 144A	25	28
Tesoro
5.375%, 10/01/22	60	62
Transocean
6.375%, 12/15/21	50	56
Weatherford International
5.125%, 09/15/20	80	88
Williams Partners LP
4.125%, 11/15/20	55	58

		1,257

Financials — 2.2%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	42
Bank of America
5.625%, 07/01/20	185	213
Bank of New York Mellon
3.550%, 09/23/21	75	78
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	100	100
Capital One Financial
3.500%, 06/15/23	88	86
Citigroup
5.500%, 09/13/25	55	59
Deutsche Bank AG
1.400%, 02/13/17	10	10
General Electric Capital
5.300%, 02/11/21	45	51
General Electric Capital (MTN)
5.500%, 01/08/20	10	12
HSBC Holdings PLC
5.100%, 04/05/21	105	118
International Lease Finance
4.875%, 04/01/15	50	52
JPMorgan Chase
6.125%, 06/27/17	40	46
4.625%, 05/10/21	40	44
3.375%, 05/01/23	60	57
7.900%, 04/29/49(D)	50	56
Morgan Stanley
4.750%, 03/22/17	100	110
4.875%, 11/01/22	65	68
Royal Bank of Canada
1.200%, 09/19/18	105	105
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	102
Wachovia Capital Trust III
5.570%, 03/29/49(D)	60	58

		1,467

See Notes to Schedules of Investments.
10

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — 0.2%
Constellation Brands
8.375%, 12/15/14	$50	$53
HJ Heinz Finance
6.750%, 03/15/32	40	42
TreeHouse Foods
7.750%, 03/01/18	65	68

		163

Healthcare — 0.5%
DaVita HealthCare Partners
5.750%, 08/15/22	50	53
Endo Health Solutions
7.000%, 07/15/19	45	49
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	45	44
HCA
7.250%, 09/15/20	50	54
Hospira
5.800%, 08/12/23	65	71
Johnson & Johnson
5.950%, 08/15/37	60	75
Select Medical
6.375%, 06/01/21	25	26

		372

Industrials — 1.2%
Allegion US Holding
5.750%, 10/01/21 144A	25	26
Amphenol
4.000%, 02/01/22	50	50
Avnet
4.875%, 12/01/22	55	57
Ball
4.000%, 11/15/23	50	48
Caterpillar
3.900%, 05/27/21	115	123
CNH Capital LLC
3.625%, 04/15/18	51	52
CRH America
4.125%, 01/15/16	75	79
Erickson Air-Crane
8.250%, 05/01/20 144A	24	25
General Electric
4.125%, 10/09/42	50	49
Huntington Ingalls Industries
6.875%, 03/15/18	50	54
Interface
7.625%, 12/01/18	55	59
Owens-Brockway Glass Container
7.375%, 05/15/16	50	56
Pulte Group
7.875%, 06/15/32	60	65
USG
7.875%, 03/30/20 144A	25	28
Valmont Industries
6.625%, 04/20/20	40	46

		817

Insurance — 0.4%
Allstate
5.750%, 08/15/53 (D)	45	47

	Par (000)	Value (000)

Aon
3.500%, 09/30/15	$65	$67
Berkshire Hathaway Finance
4.250%, 01/15/21	45	49
MetLife
6.400%, 12/15/66	65	68
Reinsurance Group of America
6.450%, 11/15/19	65	76

		307

Materials — 0.8%
Allegheny Technologies
5.875%, 08/15/23	60	62
ArcelorMittal
6.750%, 02/25/22	25	28
7.500%, 10/15/39	30	31
Carpenter Technology
4.450%, 03/01/23	65	65
Clearwater Paper
7.125%, 11/01/18	80	85
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	95	92
International Paper
7.500%, 08/15/21	50	63
Newmont Mining
3.500%, 03/15/22	55	50
PolyOne
7.375%, 09/15/20	50	55
Reliance Steel & Aluminum
4.500%, 04/15/23	45	45

		576

Real Estate Investment Trusts — 0.6%
Crown Castle International
7.125%, 11/01/19	40	43
Digital Realty Trust LP
5.875%, 02/01/20	90	100
Health Care REIT
5.250%, 01/15/22	70	77
ProLogis LP
6.875%, 03/15/20	10	12
4.250%, 08/15/23	75	77
Realty Income
5.750%, 01/15/21	90	102

		411

Retail — 0.6%
Advance Auto Parts
5.750%, 05/01/20	75	84
Darden Restaurants
3.350%, 11/01/22	95	85
Kroger
6.400%, 08/15/17	55	63
L Brands
8.500%, 06/15/19	20	24
Safeway
4.750%, 12/01/21#	55	55
Wal-Mart Stores
5.250%, 09/01/35	30	34
5.625%, 04/01/40	50	59

		404

See Notes to Schedules of Investments.
11

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Technology — 0.6%
Apple
2.400%, 05/03/23	$80	$74
Hewlett-Packard
4.375%, 09/15/21	105	109
KLA-Tencor
6.900%, 05/01/18	50	59
ManTech International
7.250%, 04/15/18	60	63
VeriSign
4.625%, 05/01/23	45	44
Xerox
6.400%, 03/15/16	50	55

		404

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	30	34
GTE
6.940%, 04/15/28	85	103
SBA Telecommunications
5.750%, 07/15/20	25	26
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	50	53
Verizon Communications
6.400%, 09/15/33	50	59

		275

Transportation — 0.3%
Florida East Coast Railway
8.125%, 02/01/17	40	42
Jurassic Holdings III
6.875%, 02/15/21 144A	30	31
Penske Truck Leasing LP
3.750%, 05/11/17 144A	40	43
PHI
8.625%, 10/15/18	65	70

		186

Utilities — 0.8%
Calpine
7.875%, 01/15/23 144A	50	56
DPL
6.500%, 10/15/16	65	70
Duke Energy
3.550%, 09/15/21	35	36
Duke Energy Carolinas LLC
4.000%, 09/30/42	50	48
Exelon Generation LLC
4.000%, 10/01/20	95	97
MidAmerican Energy Holdings
6.125%, 04/01/36	80	96
PPL Capital Funding
3.500%, 12/01/22	65	64
Puget Energy
6.000%, 09/01/21	50	58
Toledo Edison
7.250%, 05/01/20	17	20

		545

Total Corporate Bonds (Cost $8,333)		8,563

	Par (000)	Value (000)
MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$40	$46

Total Municipal Bond (Cost $48)		46
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 6.0%
Federal Home Loan Mortgage Corporation — 0.2%
3.500%, 06/01/42	149	151

Federal National Mortgage Association — 5.0%
5.500%, 07/01/33	5	6
5.500%, 05/01/35	37	41
5.000%, 08/01/40	239	263
4.500%, 06/01/40	268	290
4.500%, 10/01/40	73	79
4.500%, 01/01/41	162	174
4.500%, 04/01/41	221	237
4.000%, 03/01/26	45	48
4.000%, 12/01/40	130	137
4.000%, 01/01/41	176	185
4.000%, 02/01/41	156	163
4.000%, 02/01/42	158	166
4.000%, 07/01/42	208	218
3.500%, 01/01/26	125	133
3.500%, 03/01/41	146	149
3.500%, 06/01/42	185	187
3.500%, 10/01/42	197	200
3.500%, 11/01/42	174	177
3.500%, 02/01/43	144	146
3.000%, 06/01/27	172	178
3.000%, 11/01/42	191	185

		3,362

Government National Mortgage Association — 0.8%
4.500%, 08/15/39	130	141
4.000%, 09/15/41	132	141
4.000%, 10/20/43	109	115
3.500%, 07/15/42	71	73
3.500%, 12/20/42	88	90

		560

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $4,038)		4,073

U.S. TREASURY OBLIGATIONS — 13.1%
U.S. Treasury Bonds — 1.9%
4.500%, 02/15/36	655	767
3.750%, 08/15/41	505	524

		1,291

U.S. Treasury Notes — 11.2%
3.000%, 09/30/16	945	1,004
2.625%, 11/15/20	20	21
2.250%, 01/31/15	1,180	1,203
2.125%, 08/15/21	30	30
1.625%, 08/15/22	165	155
1.500%, 08/31/18	1,320	1,329
0.875%, 12/31/16	630	634
0.375%, 01/15/16	930	931

See Notes to Schedules of Investments.
12

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
0.250%, 09/15/14	$135	135
0.250%, 01/31/15	2,100	2,102

		7,544

Total U.S. Treasury Obligations (Cost $8,903)		8,835

	Number of Shares
MONEY MARKET FUND — 6.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (E)	4,177,561	$4,178

Total Money Market Fund (Cost $4,178)		4,178

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $59,604)		67,553
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.0%

Money Market Fund — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,338,100	1,338

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,338)		1,338

TOTAL INVESTMENTS — 101.8% (Cost $60,942)**		68,891

Other Assets & Liabilities – (1.8)%		(1,250)

TOTAL NET ASSETS — 100.0%		$67,641

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $62,430.

Gross unrealized appreciation (000)	$7,590
Gross unrealized depreciation (000)	(1,129)

Net unrealized appreciation (000)	$6,461

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,291 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2014.
(D)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $530 (000) and represents 0.8% of net assets as of February 28, 2014.

Forward Currency Contracts:

Settlement	Type		Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)
11/14	Sell	*	JPY	45,000	$464	$443	$21
11/14	Sell	*	JPY	14,700	150	145	5
11/14	Sell	*	JPY	7,018	68	69	(1)

					$682	$657	$25

*Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $591,724 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

Nikkei 225®	1	$151	03/14/14	$(7)

  Cash in the amount of $6,759 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $165,716 have been segregated by the Fund.

See Notes to Schedules of Investments.
13

PNC Balanced Allocation Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$216	$–	$216

Commercial Mortgage-Backed Security	–	425	–	425

Common Stocks	25,651	–	–	25,651

Corporate Bonds	–	8,563	–	8,563

Exchange-Traded Funds	8,162	–	–	8,162

Foreign Common Stocks:

Austria	37	–	–	37

Belgium	85	–	–	85

Bermuda	140	–	–	140

Canada	761	–	–	761

China	311	218	–	529

Denmark	146	134	–	280

Finland	–	49	–	49

France	–	100	–	100

Germany	56	307	–	363

Hong Kong	228	52	–	280

Ireland	472	–	–	472

Israel	158	–	–	158

Japan	231	595	–	826

Kenya	21	–	–	21

Netherlands	447	50	–	497

Nigeria	34	–	–	34

Norway	–	102	–	102

Philippines	–	46	–	46

Russia	53	–	–	53

South Korea	–	54	–	54

Spain	–	88	–	88

Sweden	16	108	–	124

Switzerland	616	435	–	1,051

United Kingdom	532	722	–	1,254

Money Market Fund	4,178	–	–	4,178

Municipal Bond	–	46	–	46

Short-Term Investment Purchased with Collateral From Securities Loaned	1,338	–	–	1,338

U.S. Government Agency Mortgage-Backed Obligations	–	4,073	–	4,073

U.S. Treasury Obligations	–	8,835	–	8,835

Total Assets - Investments in Securities	$43,673	$25,218	$–	$68,891

See Notes to Schedules of Investments.
14

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$25	$–	$25

Futures Contracts	(7)	–	–	(7)

Total Assets - Other Financial Instruments	$(7)	$25	$–	$18

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
15

PNC International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 91.8%
Consumer Discretionary — 17.9%
ASOS PLC (United Kingdom)*	52,146	$6,066
Barratt Developments PLC (United Kingdom)	1,175,247	8,649
Bellway PLC (United Kingdom)	285,827	8,011
Berkeley Group Holdings PLC (United Kingdom)	65,195	2,990
Bridgestone (Japan) (A)	62,402	2,257
Christian Dior SA (France)	31,300	6,164
Compass Group PLC (United Kingdom)	254,767	4,027
Dufry AG (Switzerland)*	14,849	2,516
Duni AB (Sweden)	417,000	5,781
Gtech SpA (Italy)	177,729	5,870
Inditex SA (Spain)	11,456	1,645
IPSOS (France)	52,172	2,224
LVMH Moet Hennessy Louis Vuitton SA (France)	14,030	2,594
Michael Kors Holdings (Hong Kong)*	36,060	3,535
Nokian Renkaat OYJ (Finland)	51,770	2,320
Pandora A/S (Denmark)	40,841	2,763
Persimmon PLC (United Kingdom)*	338,245	8,183
Rakuten (Japan) (A)	310,794	4,468
TAL Education Group, ADR (China)*#	98,702	2,341
Taylor Wimpey PLC (United Kingdom)	3,969,265	8,300
Thomas Cook Group PLC (United Kingdom)*	920,422	2,851
Toyota Motor (Japan) (A)	156,800	9,024
WPP PLC, ADR (United Kingdom)	25,947	2,838

		105,417

Consumer Staples — 9.0%
Anheuser-Busch InBev NV (Belgium)	41,788	4,371
Asahi Group Holdings (Japan)	201,300	5,660
Associated British Foods PLC (United Kingdom)	57,496	2,884
Diageo PLC, ADR (United Kingdom)#	11,278	1,418
Greencore Group PLC (Ireland)	3,345,658	14,938
Hengan International Group (China)	208,688	2,268
Koninklijke Ahold NV (Netherlands)	120,828	2,252
Magnit OJSC, GDR (Russia)	53,222	2,973
MEIJI Holdings (Japan)	83,734	5,527
Nestle SA (Switzerland)	74,002	5,591
Puregold Price Club (Philippines)	2,363,200	2,475
Reckitt Benckiser Group PLC (United Kingdom)	32,700	2,690

		53,047

Energy — 4.7%
BG Group PLC (United Kingdom)	95,319	1,734
Etablissements Maurel et Prom (France)	333,300	5,254
Modec (Japan) (A)	95,400	2,412
Sasol (South Africa)	114,450	5,811
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	18,819	2,174
Thai Oil PCL (Thailand)	3,352,150	5,343
Tullow Oil PLC (United Kingdom)	390,300	5,222

		27,950

Financials — 11.3%
AIA Group (Hong Kong)	592,203	2,902
Deutsche Wohnen AG (Germany)	149,479	3,166
DNB ASA (Norway)	300,744	5,444
Equity Bank (Kenya)	3,129,625	1,167
Hannover Rueck SE (Germany)	70,900	6,030
Hargreaves Lansdown PLC (United Kingdom)	149,760	3,501
Investor AB, Cl B (Sweden)	171,745	6,111
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	–

	Number of Shares	Value (000)

Mitsubishi Estate (Japan) (A)	215,000	$5,099
Mitsubishi UFJ Financial Group (Japan) (A)	414,800	2,404
Muenchener Rueckversicherungs AG (Germany)	25,800	5,641
Nomura Holdings (Japan) (A)	420,900	2,855
Sparebank 1 Sr Bank ASA (Norway)	155,632	1,619
Standard Chartered PLC (United Kingdom)	273,255	5,784
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	6,272
Swiss Re AG (Switzerland)*	30,531	2,850
UBS AG (Switzerland)*#	169,318	3,617
Vib Vermoegen AG (Germany)	108,823	1,862

		66,324

Healthcare — 9.9%
Abcam PLC (United Kingdom)	362,226	2,990
Bayer AG (Germany)	34,568	4,902
Coloplast A/S, Cl B (Denmark)	34,349	2,892
Elekta AB, Cl B (Sweden)#	67,805	902
GN Store Nord A/S (Denmark)	82,365	2,031
Jazz Pharmaceuticals PLC (Ireland)*	18,422	2,799
Novartis AG (Switzerland)	68,166	5,673
Novo Nordisk A/S, ADR (Denmark)	157,636	7,492
Roche Holding AG (Switzerland)	26,293	8,096
Sawai Pharmaceutical (Japan) (A)	36,400	2,327
Shire PLC, ADR (Ireland)	25,497	4,211
Sonova Holding AG (Switzerland)*	16,653	2,351
Teva Pharmaceutical Industries, ADR (Israel)	184,530	9,206
Transgene SA (France)*	128,505	2,325

		58,197

Industrials — 9.9%
ABB (Switzerland)*	149,306	3,811
Ashtead Group PLC (United Kingdom)	316,065	4,631
BBA Aviation PLC (United Kingdom)	693,696	3,903
Caverion (Finland)*	250,138	2,683
FANUC (Japan) (A)	17,935	3,122
Hexagon AB, Cl B (Sweden)	86,384	3,059
Kone OYJ, Cl B (Finland)#	126,000	5,124
Konecranes OYJ (Finland)	150,782	5,340
Koninklijke Philips NV (Netherlands)	73,792	2,572
Loomis AB, Cl B (Sweden)	148,258	3,638
Nabtesco (Japan) (A)	117,900	2,961
Rational AG (Germany)	10,241	3,504
SMC (Japan) (A)	11,500	2,930
Trevi Finanziaria Industriale SpA (Italy)	529,905	5,676
Weir Group PLC (United Kingdom)	73,175	3,141
YIT OYJ (Finland)	190,038	2,344

		58,439

Information Technology — 12.7%
Anritsu (Japan) (A)	136,000	1,560
ARM Holdings PLC, ADR (United Kingdom)	97,901	4,915
AVG Technologies NV (Netherlands)*	67,623	1,267
Axis Communications AB (Sweden)#	89,638	3,122
Blinkx PLC (United Kingdom)*	1,473,194	2,481
Fleetmatics Group PLC (Ireland)*#	35,005	1,293
Infosys, ADR (India)#	91,790	5,661
Ingenico (France)#	32,016	3,090
NAVER (South Korea)	3,823	2,923
NQ Mobile, ADR (China)*	370,592	7,193
Opera Software ASA (Norway)	177,817	2,410
Qihoo 360 Technology, ADR (China)*	88,059	9,653
Samsung Electronics (South Korea)	4,520	5,726

See Notes to Schedules of Investments.
16

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
SAP AG, ADR (Germany)#	15,697	$1,260
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	17,239	312
Tencent Holdings (China)	123,556	9,921
Wincor Nixdorf AG (Germany)	74,758	5,985
Wirecard AG (Germany)	125,131	5,860

		74,632

Materials — 10.9%
BASF SE (Germany)	51,800	5,954
BHP Billiton PLC (United Kingdom)	33,699	1,086
BHP Billiton PLC, ADR (United Kingdom)#	93,900	6,026
CRH PLC (Ireland)*	234,347	6,912
Dangote Cement PLC (Nigeria)	1,080,007	1,571
First Quantum Minerals (Canada)	83,271	1,615
Imerys SA (France)	64,352	5,994
Methanex (Canada)	108,200	7,583
Randgold Resources, ADR (United Kingdom)	22,302	1,763
Rexam PLC (United Kingdom)	697,545	5,764
Showa Denko KK (Japan)	3,836,000	5,558
Solvay SA (Belgium)	38,150	5,904
Symrise AG (Germany)	118,830	5,829
Syngenta AG (Switzerland)	7,261	2,643

		64,202

Telecommunication Services — 4.3%
Deutsche Telekom AG (Germany)	358,400	6,063
Freenet AG (Germany)*	177,619	5,997
KDDI (Japan)	90,800	5,553
Softbank (Japan) (A)	64,799	4,911
Telenor ASA (Norway)	113,523	2,501

		25,025

Utilities — 1.2%
Guangdong Investment (Hong Kong)	3,796,000	3,978
Red Electrica SA (Spain)	39,025	3,034

		7,012

Total Foreign Common Stocks (Cost $411,769)		540,245

EXCHANGE-TRADED FUND — 0.7%
iShares STOXX Europe 600 Banks DE†	139,193	3,927

Total Exchange-Traded Fund (Cost $3,363)		3,927

	Number of Shares	Value (000)
MONEY MARKET FUND — 7.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	40,981,699	$40,982

Total Money Market Fund (Cost $40,982)		40,982

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $456,114)		585,154
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.2%

Money Market Fund — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	30,656,185	30,656

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $30,656)		30,656
TOTAL INVESTMENTS — 104.7%
(Cost $486,770)**		615,810
Other Assets & Liabilities – (4.7)%		(27,595)
TOTAL NET ASSETS — 100.0%		$588,215

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $515,966.

Gross unrealized appreciation (000)	$111,480
Gross unrealized depreciation (000)	(11,636)

Net unrealized appreciation (000)	$99,844

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $26,666 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2014.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.
17

PNC International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Forward Currency Contracts:

Settlement Month	Type		Contracts to Deliver (000)		In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/14	Sell	*	JPY	1,510,000	$15,588	$14,863	$725

11/14	Sell	*	JPY	588,000	5,985	5,788	197

11/14	Sell	*	JPY	1,287,850	12,390	12,677	(287)

					$33,963	$33,328	$635

*Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $46,025,112 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

DAX Index Future	7	$2,207	03/21/14	$123

Nikkei 223®	70	10,543	03/14/14	(483)

		$12,750		$(360)

Cash in the amount of $674,277 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $14,027,386 have been segregated by the Fund.

See Notes to Schedules of Investments.
18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Fund	$3,927	$–	$–	$3,927

Foreign Common Stocks:

Austria	2,174	–	–	2,174

Belgium	–	10,274	–	10,274

Canada	9,198	–	–	9,198

China	19,187	12,189	–	31,376

Denmark	7,492	7,686	–	15,178

Finland	2,683	15,128	–	17,811

France	2,325	25,319	–	27,644

Germany	3,122	58,932	–	62,054

Hong Kong	3,535	6,879	–	10,414

India	5,661	–	–	5,661

Ireland	8,303	21,850	–	30,153

Israel	9,206	–	–	9,206

Italy	–	11,547	–	11,547

Japan	–	68,628	–	68,628

Kenya	1,168	–	–	1,168

Netherlands	3,838	2,252	–	6,090

Nigeria	1,572	–	–	1,572

Norway	–	11,974	–	11,974

Philippines	–	2,475	–	2,475

Russia	2,973	–	–	2,973

South Africa	–	5,811	–	5,811

South Korea	–	8,649	–	8,649

Spain	–	4,679	–	4,679

Sweden	902	27,983	–	28,885

Switzerland	3,617	33,530	–	37,147

Taiwan	312	–	–	312

Thailand	–	5,343	–	5,343

United Kingdom	16,960	94,889	–	111,849

Money Market Fund	40,982	–	–	40,982

Short-Term Investment Purchased with Collateral From Securities Loaned	30,656	–	–	30,656

Total Assets - Investments in Securities	$179,793	$436,017	$–	$615,810

See Notes to Schedules of Investments.
19

PNC International Equity Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$635	$–	$635

Futures Contracts	(360)	–	–	(360)

Total Assets - Other Financial Instruments	$(360)	$635	$–	$275

The Fund held securities valued at $14,490 (000) as of May 31, 2013 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the nine-month period ended February 28, 2014. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2013 that are now being fair value adjusted as of February 28, 2014. The value of securities that were transferred to Level 2 as of February 28, 2014 is $31,946 (000).

The Fund held securities valued at $3,962 (000) as of May 31, 2013 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the nine-month period ended February 28, 2014. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2013 that are now being valued based on quoted prices as of February 28, 2014. The value of securities that were transferred to Level 1 as of February 28, 2014 is $6,509 (000).

See Notes to Schedules of Investments.
20

At February 28, 2014, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks
United Kingdom	19.0%	$111,849
Japan	11.6	68,628
Germany	10.5	62,054
Switzerland	6.3	37,147
China	5.3	31,376
Ireland	5.1	30,153
Sweden	4.9	28,885
France	4.7	27,644
Finland	3.0	17,811
Denmark	2.6	15,178
Norway	2.0	11,974
Italy	2.0	11,547
Hong Kong	1.8	10,414
Belgium	1.7	10,274
Israel	1.6	9,206
Canada	1.6	9,198
South Korea	1.5	8,649
Netherlands	1.0	6,090
South Africa	1.0	5,811
India	1.0	5,661
Thailand	0.9	5,343
Spain	0.8	4,679
Russia	0.5	2,973
Philippines	0.4	2,475
Austria	0.4	2,174
Nigeria	0.3	1,572
Kenya	0.2	1,168
Taiwan	0.1	312

Total Foreign Common Stocks	91.8	540,245
Exchange-Traded Fund	0.7	3,927
Affiliated Money Market Fund	7.0	40,982

Total Investments Before Collateral for Loaned Securities	99.5	585,154
Short-Term Investment Purchased with Collateral for Loaned Securities	5.2	30,656

Total Investments	104.7	615,810
Other Assets and Liabilities	(4.7)	(27,595)

Net Assets	100.0%	$588,215

See Notes to Schedules of Investments.
21

PNC Large Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.9%
Consumer Discretionary — 13.9%
CBS, Cl B	5,240	$351
Comcast, Cl A	8,290	428
Home Depot	4,110	337
Las Vegas Sands	3,540	302
Magna International (Canada)	4,540	405
NIKE, Cl B	4,060	318
Polaris Industries	2,530	339
PVH	2,370	300
Walt Disney	7,720	624
Wyndham Worldwide	5,570	406

		3,810

Consumer Staples — 9.0%
Altria Group	9,460	343
Coca-Cola	8,900	340
CVS Caremark	6,180	452
Hershey	4,750	503
Nu Skin Enterprises, Cl A	1,910	159
Procter & Gamble	8,624	678

		2,475

Energy — 9.2%
Chevron	2,960	341
ConocoPhillips	4,550	303
EOG Resources	1,860	352
Exxon Mobil	3,277	315
Halliburton	5,890	336
Helmerich & Payne	4,060	401
Schlumberger (Netherlands)	4,900	456

		2,504

Financials — 16.0%
American Express	4,273	390
Chubb	4,171	365
Discover Financial Services	5,400	310
Fifth Third Bancorp	17,590	382
Franklin Resources	6,090	324
Goldman Sachs Group	1,930	321
Invesco (Bermuda)*	8,440	289
JPMorgan Chase	9,980	567
Lincoln National	6,420	322
Regions Financial	22,430	239
SunTrust Banks	6,740	254
Wells Fargo	13,362	620

		4,383

Healthcare — 14.3%
Aetna	6,600	480
Allergan	2,710	344
Amgen	3,280	407
Becton Dickinson	2,530	292
Celgene*	1,570	252
Jazz Pharmaceuticals PLC (Ireland)*	1,500	228
Johnson & Johnson	5,909	544
McKesson	2,610	462
Shire PLC, ADR (Ireland)	3,611	596
St. Jude Medical	4,650	313

		3,918

Industrials — 12.5%
B/E Aerospace*	3,890	328

	Number of Shares	Value (000)

Boeing	3,000	$387
Canadian Pacific Railway (Canada)	1,690	265
Delta Air Lines	13,530	450
General Electric	26,474	674
Lockheed Martin	2,010	326
Manpowergroup	3,710	290
Union Pacific	1,675	302
United Technologies	3,390	397

		3,419

Information Technology — 16.4%
Apple	1,934	1,018
Cisco Systems	12,460	272
Google, Cl A*	579	704
Microsoft	8,760	335
NXP Semiconductor NV (Netherlands)*	6,420	361
Oracle	13,183	515
QUALCOMM	5,240	394
TE Connectivity (Switzerland)*	5,020	294
Visa, Cl A	1,220	276
Yahoo!*	8,270	320

		4,489

Materials — 2.7%
Methanex (Canada)	4,060	286
PPG Industries	2,260	447

		733

Telecommunication Services — 1.3%
Verizon Communications	7,580	361

Utilities — 1.6%
Wisconsin Energy	9,990	439

Total Common Stocks (Cost $22,062)		26,531

EXCHANGE-TRADED FUND — 1.4%
SPDR ® S&P 500 ® ETF Trust	2,000	373

Total Exchange-Traded Fund (Cost $370)		373

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	557,719	558

Total Money Market Fund (Cost $558)		558

TOTAL INVESTMENTS — 100.3% (Cost $22,990)**		27,462

Other Assets & Liabilities – (0.3)%		(80)

TOTAL NET ASSETS — 100.0%		$27,382

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $23,707.

Gross unrealized appreciation (000)	$3,973
Gross unrealized depreciation (000)	(218)

Net unrealized appreciation (000)	$3,755

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$26,531	$–	$–	$26,531

Exchange-Traded Fund	373	–	–	373

Money Market Fund	558	–	–	558

Total Assets - Investments in Securities	$27,462	$–	$–	$27,462

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
23

PNC Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 22.8%
CBS, Cl B	17,770	$1,192
Comcast, Cl A	12,730	658
Foot Locker	28,690	1,197
Hanesbrands	15,710	1,151
Home Depot	13,210	1,084
Las Vegas Sands	9,070	773
Magna International (Canada)	11,900	1,060
Michael Kors Holdings (Hong Kong)*	9,920	972
NIKE, Cl B	11,480	899
Polaris Industries	8,430	1,130
priceline.com*	590	796
PVH	3,810	482
Starbucks	11,660	827
Time Warner	13,600	913
Walt Disney	11,890	961
Wyndham Worldwide	12,500	911

		15,006

Consumer Staples — 9.6%
Altria Group	38,110	1,382
Coca-Cola	14,742	563
Coca-Cola Enterprises	18,960	893
CVS Caremark	12,040	881
Hershey	7,220	764
Nu Skin Enterprises, Cl A	5,280	441
Procter & Gamble	7,710	606
Rite Aid*	122,130	805

		6,335

Energy — 4.3%
EOG Resources	4,260	807
Halliburton	11,900	678
Helmerich & Payne	8,720	861
Oceaneering International	6,980	500

		2,846

Financials — 6.1%
Allstate	15,110	820
American Express	9,460	864
Extra Space Storage REIT	14,650	719
Franklin Resources	10,220	544
Goldman Sachs Group	3,020	503
KKR LP*#	24,690	596

		4,046

Healthcare — 13.7%
Becton Dickinson	8,550	985
Biogen Idec*	2,330	794
Celgene*	4,529	728
Covance*	9,540	988
Johnson & Johnson	6,670	614
McKesson	6,010	1,064
Questcor Pharmaceuticals#	10,200	619
Shire PLC, ADR (Ireland)	7,700	1,272
St. Jude Medical	17,750	1,195
Zimmer Holdings	8,330	782

		9,041

Industrials — 14.2%
B/E Aerospace*	10,480	883
Boeing	10,530	1,358

	Number of Shares	Value (000)

Delta Air Lines	27,170	$902
Lockheed Martin	4,430	719
Manpowergroup	12,120	947
Snap-On	7,970	894
Southwest Airlines	29,000	651
Union Pacific	4,770	860
United Rentals*	14,570	1,287
United Technologies	7,423	869

		9,370

Information Technology — 24.4%
Apple	5,738	3,019
Google, Cl A*	2,140	2,601
Jack Henry & Associates	14,380	836
Microsoft	21,730	832
NXP Semiconductor NV (Netherlands)*	22,810	1,283
Oracle	42,646	1,668
QUALCOMM	14,490	1,091
SanDisk	8,700	646
Skyworks Solutions*	19,830	703
TE Connectivity (Switzerland)*	13,790	808
Visa, Cl A	4,765	1,077
Western Digital	10,160	884
Yahoo!*	16,650	644

		16,092

Materials — 3.2%
Methanex (Canada)	14,700	1,034
PPG Industries	5,580	1,104

		2,138

Total Common Stocks (Cost $49,463)		64,874

MONEY MARKET FUND — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,100,079	1,100

Total Money Market Fund (Cost $1,100)		1,100

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $50,563)		65,974

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,278,384	1,278

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,278)		1,278

TOTAL INVESTMENTS — 102.0% (Cost $51,841)**		67,252

Other Assets & Liabilities – (2.0)%		(1,298)

TOTAL NET ASSETS — 100.0%		$65,954

See Notes to Schedules of Investments.
24

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $52,634.

Gross unrealized appreciation (000)	$15,023
Gross unrealized depreciation (000)	(405)

Net unrealized appreciation (000)	$14,618

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,188 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	10	$913	03/21/14	$16

Cash in the amount of $43,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,004,255 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$64,874	$–	$–	$64,874

Money Market Fund	1,100	–	–	1,100

Short-Term Investment Purchased with Collateral From Securities Loaned	1,278	–	–	1,278

Total Assets - Investments in Securities	$67,252	$–	$–	$67,252

Other Financial Instruments

Futures Contracts	$16	$–	$–	$16

Total Assets - Other Financial Instruments	$16	$–	$–	$16

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
25

PNC Large Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 9.9%
Comcast, Cl A	27,390	$1,416
Hanesbrands	17,000	1,246
Magna International (Canada)	19,320	1,722
PVH	7,920	1,001
Time Warner	26,390	1,772
Walt Disney	21,360	1,726
Wyndham Worldwide	19,470	1,419
Wynn Resorts	7,870	1,908

		12,210

Consumer Staples — 5.0%
Coca-Cola Enterprises	30,730	1,447
CVS Caremark	31,010	2,268
Procter & Gamble	29,920	2,353

		6,068

Energy — 13.5%
Chevron	23,920	2,759
ConocoPhillips	34,950	2,324
Exxon Mobil	42,160	4,059
Halliburton	23,870	1,360
Helmerich & Payne	27,400	2,706
Valero Energy	40,570	1,946
Whiting Petroleum*	20,490	1,408

		16,562

Financials — 27.4%
ACE (Switzerland)*	18,380	1,799
Allstate	23,850	1,294
Chubb	16,780	1,468
Discover Financial Services	43,377	2,489
Extra Space Storage REIT	21,440	1,053
Fifth Third Bancorp	82,400	1,788
Franklin Resources	26,800	1,427
Goldman Sachs Group	13,130	2,185
JPMorgan Chase	76,379	4,340
KKR LP*	48,180	1,163
Lincoln National	48,420	2,427
MetLife	42,490	2,153
MSCI*	36,220	1,583
Regions Financial	232,050	2,469
SunTrust Banks	46,920	1,768
Wells Fargo	92,308	4,285

		33,691

Healthcare — 15.7%
Aetna	29,600	2,152
Amgen	10,660	1,322
Jazz Pharmaceuticals PLC (Ireland)*	7,620	1,158
Johnson & Johnson	34,290	3,159
McKesson	9,010	1,595
Merck	43,650	2,488
Pfizer	58,060	1,864
Questcor Pharmaceuticals	22,590	1,373
St. Jude Medical	34,000	2,289
Zimmer Holdings	20,090	1,885

		19,285

Industrials — 11.7%
Boeing	14,580	1,880
Delta Air Lines	68,960	2,290

	Number of Shares	Value (000)

General Electric	133,700	$3,405
Manpowergroup	18,050	1,411
Norfolk Southern	12,380	1,138
Union Pacific	7,360	1,328
United Rentals*	19,520	1,724
United Technologies	10,140	1,186

		14,362

Information Technology — 8.3%
Apple	5,170	2,721
Cisco Systems	104,659	2,281
SanDisk	17,760	1,320
TE Connectivity (Switzerland)*	20,550	1,204
Visa, Cl A	6,720	1,518
Yahoo!*	30,040	1,162

		10,206

Materials — 2.5%
Methanex (Canada)	25,700	1,807
PPG Industries	6,440	1,274

		3,081

Telecommunication Services — 1.5%
Rogers Communications, Cl B (Canada)	20,820	805
Verizon Communications	21,500	1,023

		1,828

Utilities — 3.5%
National Fuel Gas	27,740	2,084
Wisconsin Energy	50,310	2,212

		4,296

Total Common Stocks (Cost $101,180)		121,589

EXCHANGE-TRADED FUND — 0.4%
iShares Russell 1000 Value Index Fund†	5,500	521

Total Exchange-Traded Fund (Cost $508)		521

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	613,274	613

Total Money Market Fund (Cost $613)		613

TOTAL INVESTMENTS — 99.9%** (Cost $102,301)		122,723

Other Assets & Liabilities – 0.1%		106

TOTAL NET ASSETS — 100.0%		$122,829

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $102,312.

Gross unrealized appreciation (000)	$21,029
Gross unrealized depreciation (000)	(618)

Net unrealized appreciation (000)	$20,411

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$121,589	$–	$–	$121,589

Exchange-Traded Fund	521	–	–	521

Money Market Fund	613	–	–	613

Total Assets - Investments in Securities	$122,723	$–	$–	$122,723

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
27

PNC Mid Cap Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 19.6%
Aaron’s	14,650	$450
American Axle & Manufacturing Holdings*	27,487	531
CarMax*	6,994	339
Dollar Tree*	4,906	269
HSN	4,465	256
Madison Square Garden, Cl A*	5,518	314
Penn National Gaming*	9,898	127
Polaris Industries	1,075	144
Tractor Supply	3,183	225

		2,655

Consumer Staples — 2.1%
TreeHouse Foods*	4,060	289

Energy — 12.1%
Atwood Oceanics*	7,158	339
Ensco PLC, Cl A (United Kingdom)	7,174	378
National Oilwell Varco	3,489	269
Oil States International*	5,348	508
World Fuel Services	3,054	137

		1,631

Financials — 30.6%
Affiliated Managers Group*	1,354	255
AmTrust Financial Services#	9,260	350
Bank of the Ozarks	7,202	457
Credit Acceptance*	1,683	233
Discover Financial Services	7,066	405
Eagle Bancorp*	13,633	467
Encore Capital Group*	6,610	321
Gaming and Leisure Properties REIT*	5,996	228
Home BancShares	13,339	448
Portfolio Recovery Associates*	6,800	369
RLI	8,619	372
ViewPoint Financial Group	9,369	234

		4,139

Healthcare — 3.5%
Catamaran (Canada)*	5,186	234
MWI Veterinary Supply*	1,509	246

		480

Industrials — 23.1%
Actuant, Cl A	7,597	266
B/E Aerospace*	3,714	313
Colfax*	4,846	345
Dover	3,135	296
EnerSys	4,665	331
Esterline Technologies*	3,009	324
Genesee & Wyoming, Cl A*	2,853	282
Norfolk Southern	3,211	295
Parker Hannifin	2,421	292
Precision Castparts	892	230
TransDigm Group*	814	145

		3,119

Information Technology — 8.5%
OSI Systems*	6,621	407
Trimble Navigation*	11,652	444

	Number of Shares	Value (000)

WEX*	3,054	$296

		1,147

Total Common Stocks (Cost $11,062)		13,460

MONEY MARKET FUND — 2.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	341,128	341

Total Money Market Fund (Cost $341)		341

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 102.0% (Cost $11,403)		13,801

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%

Money Market Fund — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	346,729	347

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $347)		347

TOTAL INVESTMENTS — 104.6% (Cost $11,750)**		14,148

Other Assets & Liabilities – (4.6)%		(624)

TOTAL NET ASSETS — 100.0%		$13,524

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $11,749.

Gross unrealized appreciation (000)	$2,501
Gross unrealized depreciation (000)	(102)

Net unrealized appreciation (000)	$2,399

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $344 (000).

See Notes to Schedules of Investments.
28

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$13,460	$–	$–	$13,460

Money Market Fund	341	–	–	341

Short-Term Investment Purchased with Collateral From Securities Loaned	347	–	–	347

Total Assets - Investments in Securities	$14,148	$–	$–	$14,148

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
29

PNC Mid Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 12.3%
Aaron’s	156	$5
Advance Auto Parts	121	15
AMC Networks, Cl A*	130	10
American Eagle Outfitters	426	6
ANN*	100	4
Apollo Education Group, Cl A*	120	4
Ascena Retail Group*	291	5
Bally Technologies*	90	6
Big Lots*	169	5
Brinker International	130	7
Cabela’s*	105	7
Carter’s	120	9
Cheesecake Factory	100	5
Chico’s FAS	375	6
Cinemark Holdings	253	7
CST Brands	154	5
Deckers Outdoor*	57	4
DeVry Education Group	102	4
Dick’s Sporting Goods	223	12
Domino’s Pizza	110	9
DreamWorks Animation SKG, Cl A*	124	4
Foot Locker	297	12
Gentex	261	8
Guess?	141	4
Hanesbrands	186	14
HSN	80	5
Jarden*	202	12
John Wiley & Sons, Cl A	84	5
KB Home	173	3
Lamar Advertising, Cl A*	128	7
Life Time Fitness*	100	5
LKQ*	631	18
Meredith	83	4
Murphy USA*	102	4
New York Times, Cl A	219	4
NVR*	8	9
Panera Bread, Cl A*	59	11
Polaris Industries	131	18
Rent-A-Center	192	5
Service Corp International	470	9
Signet Jewelers (Bermuda)	141	13
Sotheby’s	144	7
Tempur Sealy International*	127	7
Thor Industries	90	5
Toll Brothers*	321	12
Tupperware Brands	134	10
Under Armour, Cl A*	114	13
Wendy’s	501	5
Williams-Sonoma	203	12

		380

Consumer Staples — 3.6%
Church & Dwight	295	20
Dean Foods*	230	3
Energizer Holdings	150	15
Flowers Foods	429	9
Green Mountain Coffee Roasters	179	20
Hillshire Brands	258	10
Ingredion	180	12
Lancaster Colony	40	4
Post Holdings*	62	3

	Number of Shares	Value (000)

United Natural Foods*	100	$7
WhiteWave Foods, Cl A*	267	7

		110

Energy — 5.4%
Atwood Oceanics*	149	7
CARBO Ceramics	36	4
Cimarex Energy	145	17
Dresser-Rand Group*	199	11
Dril-Quip*	85	9
Energen	130	10
Helix Energy Solutions Group*	240	6
HollyFrontier	440	20
Oceaneering International	258	19
Oil States International*	128	12
Patterson-UTI Energy	251	7
Rosetta Resources*	149	7
SM Energy	141	10
Superior Energy Services	329	10
Tidewater	128	6
Unit*	81	5
World Fuel Services	151	7

		167

Financials — 24.0%
Affiliated Managers Group*	112	21
Alexander & Baldwin	90	4
Alexandria Real Estate Equities REIT	154	11
Alleghany*	41	16
American Campus Communities REIT	232	9
American Financial Group	155	9
Apollo Investment	472	4
Arthur J Gallagher	285	13
Aspen Insurance Holdings (Bermuda)	157	6
Associated Banc	377	6
BancorpSouth	167	4
Bank of Hawaii	99	6
BioMed Realty Trust REIT	428	9
BRE Properties REIT	155	10
Brown & Brown	298	9
Camden Property Trust REIT	192	13
Cathay General Bancorp	154	4
CBOE Holdings	182	10
City National	102	8
Commerce Bancshares	182	8
Corporate Office Properties Trust REIT	183	5
Corrections Corp of America REIT	280	9
Cullen/Frost Bankers	120	9
Duke Realty REIT	726	12
East West Bancorp	289	10
Eaton Vance	308	12
Equity One REIT	150	3
Essex Property Trust REIT	82	14
Everest Re Group (Bermuda)	111	17
Extra Space Storage REIT	223	11
Federal Realty Investment Trust REIT	139	15
Federated Investors, Cl B	200	5
Fidelity National Financial, Cl A	415	14
First American Financial	220	6
First Horizon National	515	6
First Niagara Financial Group	921	8
FirstMerit	394	8

See Notes to Schedules of Investments.
30

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Fulton Financial	451	$6
Hancock Holding	186	6
Hanover Insurance Group	90	5
HCC Insurance Holdings	234	10
Highwoods Properties REIT	188	7
Home Properties REIT	137	8
Hospitality Properties Trust REIT	340	9
Janus Capital Group	349	4
Jones Lang LaSalle	80	10
Kemper	117	5
Kilroy Realty REIT	166	10
Liberty Property Trust REIT	310	12
Mack-Cali Realty REIT	197	4
Mercury General	80	4
MSCI*	247	11
National Retail Properties REIT	274	10
New York Community Bancorp	964	15
Old Republic International	516	8
Omega Healthcare Investors REIT	257	8
Potlatch REIT	100	4
Primerica	98	4
Prosperity Bancshares	109	7
Protective Life	153	8
Raymond James Financial	237	12
Rayonier REIT	356	17
Realty Income REIT	433	19
Regency Centers REIT	215	11
Reinsurance Group of America	146	11
SEI Investments	291	10
Senior Housing Properties Trust REIT	493	11
Signature Bank*	80	10
SL Green Realty REIT	194	19
StanCorp Financial Group	86	6
SVB Financial Group*	77	10
Synovus Financial	2,038	7
Taubman Centers REIT	141	10
TCF Financial	358	6
Trustmark	174	4
UDR REIT	536	14
Valley National Bancorp	440	4
Waddell & Reed Financial, Cl A	145	10
Washington Federal	226	5
Webster Financial	188	6
Weingarten Realty Investors REIT	260	8
WR Berkley	267	11

		740

Healthcare — 8.5%
Allscripts Healthcare Solutions*	303	6
Bio-Rad Laboratories, Cl A*	42	5
Charles River Laboratories International*	88	5
Community Health Systems*	228	9
Cooper	103	13
Covance*	102	11
Endo Health Solutions*	135	11
Health Net*	161	5
Henry Schein*	174	21
Hill-Rom Holdings	133	5
HMS Holdings*	244	5
Hologic*	608	13
IDEXX Laboratories*	97	12

	Number of Shares	Value (000)

LifePoint Hospitals*	100	$5
Mallinckrodt PLC (Ireland)*	86	6
Mednax*	189	12
Mettler-Toledo International*	65	16
Omnicare	216	13
Owens & Minor	140	5
ResMed	352	16
Salix Pharmaceuticals*	76	8
STERIS	131	6
Techne	68	6
Teleflex	80	8
Thoratec*	140	5
United Therapeutics*	77	8
Universal Health Services, Cl B	180	14
VCA Antech*	184	6
WellCare Health Plans*	108	7

		262

Industrials — 16.4%
Acuity Brands	65	9
AECOM Technology*	240	8
AGCO	239	13
Alaska Air Group	124	11
Alliant Techsystems	54	7
B/E Aerospace*	203	17
Carlisle	130	10
CLARCOR	109	6
Clean Harbors*	131	6
Con-way	130	5
Copart*	230	8
Corporate Executive Board	70	5
Crane	100	7
Deluxe	104	5
Donaldson	280	12
Esterline Technologies*	54	6
Exelis	330	7
Fortune Brands Home & Security	350	16
FTI Consulting*	126	4
GATX	88	6
General Cable	119	4
Genesee & Wyoming, Cl A*	106	10
Graco	128	10
Harsco	183	5
Herman Miller	130	4
HNI	109	4
Hubbell, Cl B	106	13
Huntington Ingalls Industries	79	8
IDEX	156	12
ITT	166	7
JB Hunt Transport Services	216	16
JetBlue Airways*	420	4
KBR	350	10
Kennametal	185	8
Kirby*	110	11
Landstar System	100	6
Lennox International	83	8
Lincoln Electric Holdings	162	12
Manpowergroup	160	12
Mine Safety Appliances	70	4
MSC Industrial Direct, Cl A	105	9
Nordson	130	9
Oshkosh*	159	9

See Notes to Schedules of Investments.
31

PNC Mid Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Regal-Beloit	100	$7
Rollins	130	4
RR Donnelley & Sons	342	7
SPX	84	9
Terex	203	9
Timken	177	11
Towers Watson, Cl A	101	11
Trinity Industries	120	9
Triumph Group	144	9
United Rentals*	141	12
URS	187	9
UTi Worldwide (British Virgin Islands)	242	2
Valmont Industries	58	8
Wabtec	170	13
Waste Connections	278	12
Watsco	60	6
Woodward	134	6

		507

Information Technology — 15.2%
3D Systems*	138	10
ACI Worldwide*	80	5
Acxiom*	117	4
ANSYS*	207	17
AOL*	156	7
Arrow Electronics*	200	11
Atmel*	929	7
Avnet	287	12
Broadridge Financial Solutions	233	9
Cadence Design Systems*	613	9
Ciena*	200	5
CommVault Systems*	117	8
Compuware	520	6
Concur Technologies*	80	10
Convergys	224	5
Conversant*	132	3
CoreLogic*	180	6
Cree*	263	16
Cypress Semiconductor*	340	3
Diebold	128	5
DST Systems	56	5
Equinix*	110	21
FactSet Research Systems	94	10
Fair Isaac	79	4
Fairchild Semiconductor International*	300	4
Gartner*	191	13
Global Payments	139	10
Informatica*	228	9
Ingram Micro*	272	8
InterDigital	119	4
International Rectifier*	140	4
Itron*	112	4
Jack Henry & Associates	169	10
Leidos Holdings	160	7
Lexmark International, Cl A	109	5
Mentor Graphics	215	5
MICROS Systems*	163	9
National Instruments	229	7
NCR*	370	13
NeuStar, Cl A*	209	7
Plantronics	100	4

	Number of Shares	Value (000)

Polycom*	330	$4
PTC*	192	8
Rackspace Hosting*	323	12
RF Micro Devices*	509	4
Riverbed Technology*	294	7
Rovi*	206	5
Semtech*	200	5
Silicon Laboratories*	73	4
Skyworks Solutions*	318	11
SolarWinds*	129	6
Solera Holdings	142	10
SunEdison*	311	6
Synopsys*	331	13
Tech Data*	80	5
TIBCO Software*	380	8
Trimble Navigation*	470	18
VeriFone Systems*	193	6
Vishay Intertechnology	300	4
WEX*	80	8
Zebra Technologies, Cl A*	84	6

		471

Materials — 7.4%
Albemarle	191	13
Aptargroup	142	9
Ashland	159	15
Cabot	109	6
Carpenter Technology	100	6
Commercial Metals	246	5
Compass Minerals International	73	6
Cytec Industries	76	7
Domtar	60	7
Eagle Materials	94	8
Greif, Cl A	70	4
Louisiana-Pacific*	300	6
Martin Marietta Materials	92	11
Minerals Technologies	72	4
NewMarket	19	7
Olin	176	5
Packaging Corp of America	174	13
Reliance Steel & Aluminum	181	13
Rock Tenn, Cl A	156	17
Royal Gold	119	8
RPM International	267	11
Scotts Miracle-Gro, Cl A	89	5
Sensient Technologies	100	5
Silgan Holdings	110	5
Sonoco Products	216	9
Steel Dynamics	478	8
Valspar	169	13
Worthington Industries	113	4

		230

Telecommunication Services — 0.5%
Telephone & Data Systems	241	6
tw telecom*	320	10

		16

Utilities — 4.9%
Alliant Energy	243	13
Aqua America	430	11
Atmos Energy	194	9

See Notes to Schedules of Investments.
32

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Black Hills	90	$5
Cleco	133	7
Great Plains Energy	324	9
Hawaiian Electric Industries	230	6
IDACORP	110	6
MDU Resources Group	349	12
National Fuel Gas	163	12
OGE Energy	454	16
PNM Resources	168	4
Questar	394	9
UGI	242	11
Vectren	174	7
Westar Energy	269	9
WGL Holdings	140	6

		152

Total Common Stocks (Cost $2,964)		3,035

RIGHTS — 0.0%
Healthcare — 0.0%
Community Health Systems CVR*	560	–

Total Rights (Cost $0)		–

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	22,092	$22

Total Money Market Fund (Cost $22)		22
TOTAL INVESTMENTS — 98.9% (Cost $2,986)**		3,057
Other Assets & Liabilities – 1.1%		33
TOTAL NET ASSETS — 100.0%		$3,090

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $2,986.

Gross unrealized appreciation (000)	$151
Gross unrealized depreciation (000)	(80)

Net unrealized appreciation (000)	$71

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$3,035	$–	$–	$3,035

Money Market Fund	22	–	–	22

Rights	–	–	–	–

Total Assets - Investments in Securities	$3,057	$–	$–	$3,057

There were no transfers between Level 1 and Level 2 during the two-month period ended February 28, 2014.

See Notes to Schedules of Investments.
33

PNC Multi - Factor Small Cap Core Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.2%
Consumer Discretionary — 11.7%
Buffalo Wild Wings*	1,622	$235
Cheesecake Factory	7,667	364
Churchill Downs	3,825	356
Domino’s Pizza	3,233	256
Drew Industries*	4,881	240
DSW, Cl A	3,996	154
G-III Apparel Group*	3,521	245
Grand Canyon Education*	10,529	499
Interval Leisure Group	11,155	303
Pool	5,469	320
Popeyes Louisiana Kitchen*	5,525	221
Shiloh Industries*	9,754	190
Standard Motor Products	10,293	362
Unifi*	15,727	389
Wolverine World Wide	7,338	194

		4,328

Consumer Staples — 1.7%
Orchids Paper Products	8,239	277
Sanderson Farms	4,681	360

		637

Energy — 6.5%
Bonanza Creek Energy*	9,387	469
Matrix Service*	12,254	397
Navigator Holdings (Marshall Islands)*	10,501	254
Phillips 66 Partners LP	13,997	641
REX American Resources*	6,207	296
RigNet*	7,537	360

		2,417

Financials — 18.8%
Allied World Assurance Company Holdings AG (Switzerland)	2,318	231
Banco Macro SA, ADR (Argentina)*#	7,431	174
Capital Bank Financial, Cl A*	10,400	239
Cardinal Financial	11,382	196
CNO Financial Group	31,421	574
CoreSite Realty REIT	4,522	141
DiamondRock Hospitality REIT	28,681	362
Encore Capital Group*	5,543	269
Evercore Partners, Cl A	3,933	219
First Interstate Bancsystem	18,637	483
First Midwest Bancorp	16,034	267
GAMCO Investors, Cl A	3,868	302
Hilltop Holdings*	16,572	406
Home Loan Servicing Solutions (Cayman Islands)	11,339	233
LaSalle Hotel Properties REIT	10,229	321
Pinnacle Financial Partners	14,802	534
Portfolio Recovery Associates*	5,570	302
Protective Life	4,067	212
PS Business Parks REIT	2,448	206
Ryman Hospitality Properties REIT#	5,266	222
Tompkins Financial	4,499	218
Union First Market Bankshares	10,220	258
Virtus Investment Partners*	1,732	321
WSFS Financial	3,794	270

		6,960

Healthcare — 13.6%
Alere*	5,787	213

	Number of Shares	Value (000)

Align Technology*	5,685	$297
Anika Therapeutics*	5,941	234
Cantel Medical	9,725	315
Hanger*	8,721	309
ICON PLC (Ireland)*	6,414	300
Isis Pharmaceuticals*	5,159	263
Jazz Pharmaceuticals PLC (Ireland)*	2,222	338
Natus Medical*	16,075	403
Neogen*	7,809	338
Omnicell*	16,053	462
Taro Pharmaceutical Industries (Israel)*#	4,157	464
Trinity Biotech PLC, ADR (Ireland)	9,846	261
U.S. Physical Therapy	10,088	335
Vascular Solutions*	19,051	496

		5,028

Industrials — 17.4%
Aceto	23,218	425
Aircastle (Bermuda)	14,187	280
Alaska Air Group	2,706	234
American Airlines Group*	7,513	278
American Railcar Industries	5,104	353
Barrett Business Services	6,078	426
Corporate Executive Board	2,936	220
Curtiss-Wright	7,309	498
DXP Enterprises*	5,542	564
Encore Wire	3,434	180
HEICO	5,216	324
Hyster-Yale Materials Handling	3,089	312
ITT	9,229	405
Middleby*	1,950	578
Multi-Color	5,490	186
MYR Group*	8,608	200
Rexnord*	16,342	490
RPX*	8,435	135
UniFirst	3,157	346

		6,434

Information Technology — 18.3%
ACI Worldwide*	3,850	231
Aspen Technology*	6,513	306
Blucora*	11,846	228
Bottomline Technologies*	6,108	218
CACI International, Cl A*	3,041	240
Cardtronics*	9,470	384
Constant Contact*	8,087	223
CoreLogic*	5,243	171
Dealertrack Technologies*	4,618	250
Electronics For Imaging*	5,859	261
FARO Technologies*	4,347	250
FEI	2,608	268
Finisar*	7,849	186
Guidewire Software*	3,962	212
Himax Technologies, ADR (Taiwan)#	34,859	481
MaxLinear, Cl A*	26,274	246
Measurement Specialties*	4,595	280
Netscout Systems*	6,165	234
Perficient*	9,897	202
Sanmina*	13,709	232
Shutterstock*	2,334	232
SS&C Technologies Holdings*	5,313	206
Super Micro Computer*	13,319	269

See Notes to Schedules of Investments.
34

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Tyler Technologies*	4,954	$465
Ultimate Software Group*	1,267	210
Zebra Technologies, Cl A*	4,199	290

		6,775

Materials — 4.8%
Arabian American Development*	25,857	316
KapStone Paper and Packaging*	16,639	529
Minerals Technologies	8,032	430
PolyOne	13,018	488

		1,763

Telecommunication Services — 0.6%
Cogent Communications Group	5,458	209

Utilities — 0.8%
American States Water	10,099	303

Total Common Stocks (Cost $25,232)		34,854

EXCHANGE-TRADED FUND — 3.9%
iShares Russell 2000 Index Fund†#	12,364	1,453

Total Exchange-Traded Fund (Cost $1,395)		1,453

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	849,995	$850

Total Money Market Fund (Cost $850)		850

Total Investments Before Short-Term Investment Purchased with Col-lateral from Securities Loaned –100.4% (Cost $27,477)		37,157

SHORT-TERM INVESTMENT PURCHASED WITH COLLAT- ERAL FROM SECURITIES LOANED — 3.1%
Money Market Fund — 3.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,132,995	1,133

Total Short-Term Investment Purchased with Collateral From Securi-ties Loaned (Cost $1,133)		1,133

TOTAL INVESTMENTS — 103.5% (Cost $28,610)**		38,290
Other Assets & Liabilities – (3.5)%		(1,286)
TOTAL NET ASSETS — 100.0%		$37,004

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $29,260.

Gross unrealized appreciation (000)	$9,260
Gross unrealized depreciation (000)	(230)

Net unrealized appreciation (000)	$9,030

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $941 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$34,854	$–	$–	$34,854

Exchange-Traded Fund	1,453	–	–	1,453

Money Market Fund	850	–	–	850

Short-Term Investment Purchased with Collateral From Securities Loaned	1,133	–	–	1,133

Total Assets - Investments in Securities	$38,290	$–	$–	$38,290

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
35

PNC Multi - Factor Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 13.7%
Brinker International	4,494	$247
Churchill Downs	2,481	231
Cinemark Holdings	6,244	184
Cracker Barrel Old Country Store	5,141	511
Cumulus Media, Cl A*	51,900	340
Domino’s Pizza	5,788	458
DSW, Cl A	5,486	211
Gentherm*	12,903	365
Graham Holdings, Cl B	207	149
Grand Canyon Education*	6,773	321
Kirkland’s*	17,918	317
LGI Homes*	11,704	199
Movado Group	4,585	181
Papa John’s International	8,674	441
Shiloh Industries*	9,181	179
Standard Motor Products	7,056	248
Sturm Ruger#	3,638	232

		4,814

Consumer Staples — 3.1%
Cal-Maine Foods	2,648	139
Hain Celestial Group*	6,258	559
J&J Snack Foods	4,327	402

		1,100

Energy — 3.8%
Bonanza Creek Energy*	4,923	246
EQT Midstream Partners LP	6,917	456
Phillips 66 Partners LP	9,689	444
RigNet*	4,312	206

		1,352

Financials — 7.5%
Capital Bank Financial, Cl A*	20,734	477
Cathay General Bancorp	10,320	262
Credit Acceptance*	2,841	393
First Interstate Bancsystem	15,413	399
MarketAxess Holdings	7,895	466
Regional Management*	15,385	464
WisdomTree Investments*	10,729	167

		2,628

Healthcare — 21.0%
Align Technology*	7,026	368
Amsurg*	6,961	305
Anika Therapeutics*	5,904	232
Auxilium Pharmaceuticals*	18,121	557
Cantel Medical	16,024	518
Cyberonics*	4,972	340
Enzymotec (Israel)*#	7,488	209
ICON PLC (Ireland)*	7,782	365
Isis Pharmaceuticals*	4,065	207
Lannett*	9,426	404
Ligand Pharmaceuticals, Cl B*	8,038	561
Medicines*	11,768	360
Medidata Solutions*	3,164	203
MWI Veterinary Supply*	2,713	442
Natus Medical*	9,443	237
Omnicell*	12,750	367
Questcor Pharmaceuticals#	5,637	343
Salix Pharmaceuticals*	1,620	175

	Number of Shares	Value (000)

Taro Pharmaceutical Industries (Israel)*	4,526	$505
Teleflex	1,540	157
Vascular Solutions*	13,919	362
West Pharmaceutical Services	4,168	190

		7,407

Industrials — 16.2%
Alaska Air Group	2,433	211
AMERCO*	1,179	275
Barrett Business Services	6,278	439
Corporate Executive Board	2,258	169
Curtiss-Wright	6,176	421
DXP Enterprises*	3,662	373
Dycom Industries*	10,743	310
G&K Services, Cl A	3,842	241
Hyster-Yale Materials Handling	4,847	489
ITT	8,627	379
John Bean Technologies	9,128	275
Middleby*	1,330	394
Mueller Industries	6,623	414
Park-Ohio Holdings*	3,729	196
Saia*	11,416	394
Teledyne Technologies*	5,414	531
Tennant	2,885	177

		5,688

Information Technology — 27.7%
ACI Worldwide*	4,277	257
Ambarella (Cayman Islands)*#	7,718	258
ARRIS Group*	16,124	463
ATMI*	9,318	317
Belden	3,223	232
CalAmp*	6,979	224
Cardtronics*	6,684	271
CoreLogic*	7,382	241
CoStar Group*	2,317	466
Electronics For Imaging*	12,824	572
Envestnet*	4,027	169
EPAM System*	7,433	312
Euronet Worldwide*	3,717	142
Fair Isaac	3,355	180
Jack Henry & Associates	3,050	177
Littelfuse	1,761	166
Luxoft Holding (British Virgin Islands)*	5,481	205
Manhattan Associates*	8,292	314
MAXIMUS	10,674	510
Netscout Systems*	12,140	461
PDF Solutions*	14,794	302
Power Integrations	6,620	391
QIWI PLC, ADR (Cyprus)#	4,849	226
Shutterstock*	1,771	176
Silicom (Israel)	3,434	246
Stamps.com*	5,531	195
Super Micro Computer*	11,859	239
Synaptics*	6,494	422
Syntel*	6,191	584
Tyler Technologies*	2,890	271
Ultimate Software Group*	2,294	381
Vantiv, Cl A*	5,542	176
WEX*	2,186	212

		9,758

See Notes to Schedules of Investments.
36

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 6.1%
H.B. Fuller	11,264	$546
KapStone Paper and Packaging*	13,285	422
Minerals Technologies	7,122	381
Neenah Paper	6,388	321
OCI Partners LP*	13,394	332
Worthington Industries	3,419	136

		2,138

Total Common Stocks (Cost $24,733)		34,885

EXCHANGE-TRADED FUND — 0.8%
iShares Russell 2000 Index Fund†	2,402	282

Total Exchange-Traded Fund (Cost $262)		282

MONEY MARKET FUND — 0.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,713	5

Total Money Market Fund (Cost $5)		5

Total Investments Before Short-Term Investment Purchased with Col-lateral from Securities Loaned – 99.9% (Cost $25,000)		35,172

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.9%
Money Market Fund — 3.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,346,980	$1,347

Total Short-Term Investment Purchased with Collateral From Securi-ties Loaned (Cost $1,347)		1,347
TOTAL INVESTMENTS — 103.8% (Cost $26,347)**		36,519
Other Assets & Liabilities – (3.8)%		(1,320)
TOTAL NET ASSETS — 100.0%		$35,199

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $27,758.

Gross unrealized appreciation (000)	$9,102
Gross unrealized depreciation (000)	(341)

Net unrealized appreciation (000)	$8,761

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,253 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$34,885	$–	$–	$34,885

Exchange-Traded Fund	282	–	–	282

Money Market Fund	5	–	–	5

Short-Term Investment Purchased with Collateral From Securities Loaned	1,347	–	–	1,347

Total Assets - Investments in Securities	$36,519	$–	$–	$36,519

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
37

PNC Multi - Factor Small Cap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 100.0%
Consumer Discretionary — 11.8%
Children’s Place Retail Stores*	4,263	$231
Core-Mark Holding	2,948	231
Denny’s*	89,881	611
Iconix Brand Group*	4,884	196
Lifetime Brands	9,723	163
Lithia Motors, Cl A	2,854	181
New Media Investment Group*	5,186	75
Smith & Wesson Holding*#	18,643	214
Standard Motor Products	5,839	205
Steven Madden*	3,097	113
Sturm Ruger#	2,676	171
Tenneco*	4,666	281
Vail Resorts	3,238	228
VOXX International*	11,490	149

		3,049

Consumer Staples — 2.6%
Inter Parfums	3,170	107
Inventure Foods*	25,277	351
Liberator Medical Holdings#	48,476	218

		676

Energy — 8.0%
Delek US Holdings	13,519	375
Global Partners LP#	9,864	377
Green Plains Renewable Energy#	12,374	327
L&L Energy*# (A)	23,225	2
Matrix Service*	8,618	279
NGL Energy Partners LP#	16,836	611
REX American Resources*	2,340	112

		2,083

Financials — 37.0%
Allied World Assurance Company Holdings AG (Switzerland)	2,215	221
American Equity Investment Life Holding	10,623	232
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	8,393	214
Banner	3,993	159
BBCN Bancorp	7,159	122
BofI Holding*	3,142	293
C&F Financial	5,647	207
CapitalSource	7,729	114
Citizens & Northern	22,432	447
CNO Financial Group	9,316	170
Community Bank System	3,578	130
CoreSite Realty REIT	8,327	259
Dime Community Bancshares	13,671	230
Doral Financial (Puerto Rico)*	5,803	67
Federated Investors, Cl B#	4,014	110
First Commonwealth Financial	33,843	288
FirstMerit	6,844	142
Fulton Financial	14,519	179
Granite Real Estate Investment Trust REIT (Canada)	6,928	239
Heartland Financial USA	3,780	102
HFF, Cl A*	12,205	389
Home BancShares	13,258	445
Horace Mann Educators	5,835	167
Invesco Mortgage Capital REIT	17,580	296
Lakeland Financial	6,589	250

	Number of Shares	Value (000)

LTC Properties REIT	6,702	$253
MarketAxess Holdings	1,394	82
National Western Life Insurance, Cl A	931	210
New Residential Investment REIT	64,271	411
Newcastle Investment REIT	71,840	352
Noah Holdings, ADR (Cayman Islands)#	11,541	195
Och-Ziff Capital Management Group, Cl A	7,709	104
Potlatch REIT	6,608	262
Prosperity Bancshares	2,072	131
Retail Properties of America REIT, Cl A	10,423	145
Rockville Financial	19,458	256
Symetra Financial	25,528	503
Tree.com*	3,444	116
Umpqua Holdings#	6,634	118
Universal Insurance Holdings	18,515	247
Washington Banking	33,003	608
Xinyuan Real Estate, ADR (Cayman Islands)	26,551	121

		9,586

Healthcare — 7.3%
Addus HomeCare*	3,672	106
Alliance HealthCare Services*	6,192	187
Amsurg*	2,992	131
Horizon Pharma*#	15,477	189
Lannett*	7,552	324
Owens & Minor	6,402	222
Repligen*	39,000	584
Team Health Holdings*	3,184	143

		1,886

Industrials — 11.7%
AAR	7,766	224
AerCap Holdings NV (Netherlands)*	3,206	138
AO Smith	4,892	243
Barrett Business Services	4,393	308
Fly Leasing, ADR (Ireland)	16,708	253
Hawaiian Holdings*	12,727	153
Hexcel*	5,227	235
Huntington Ingalls Industries	2,807	284
Hyster-Yale Materials Handling	2,601	263
Lennox International	1,563	144
Park-Ohio Holdings*	3,009	158
SkyWest	7,578	96
Taser International*	6,200	119
UniFirst	1,814	199
VSE	4,304	208

		3,025

Information Technology — 11.0%
Alliance Fiber Optic Products#	14,892	179
Clearfield*	6,055	142
Convergys	5,860	120
Hackett Group	18,265	108
JinkoSolar Holding, ADR (Cayman Islands)*#	3,400	111
Magic Software Enterprises (Israel)#	23,818	202
Plexus*	4,835	199
QIWI PLC, ADR (Cyprus)#	8,900	415
Sanmina*	11,399	193
Silicon Motion Technology, ADR (Taiwan)#	8,176	137
SYNNEX*	5,919	352
Tessco Technologies	6,912	263
TriQuint Semiconductor*	27,290	334

See Notes to Schedules of Investments.
38

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
TTM Technologies*	10,107	$85

		2,840

Materials — 4.9%
AEP Industries*	3,247	138
American Pacific*	3,395	158
Globe Specialty Metals	11,700	232
Handy & Harman*	16,015	293
Olympic Steel	7,221	199
Worthington Industries	6,473	258

		1,278

Telecommunication Services — 1.1%
Straight Path Communications, Cl B*	3,918	32
Telecom Argentina SA, ADR (Argentina)	14,716	249

		281

Utilities — 4.6%
Cleco	5,239	259
El Paso Electric	4,315	152
NorthWestern	5,750	264
Otter Tail	7,411	224
Piedmont Natural Gas	8,259	279

		1,178

Total Common Stocks (Cost $22,224)		25,882

Total Investments Before Short-Term Investment Purchased with Col-lateral from Securities Loaned – 100.0% (Cost $22,224)		25,882

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.6%
Money Market Fund — 11.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,003,835	$3,004

Total Short-Term Investment Purchased with Collateral From Securi-ties Loaned (Cost $3,004)		3,004

TOTAL INVESTMENTS — 111.6% (Cost $25,228)**		28,886
Other Assets & Liabilities – (11.6)%		(2,996)
TOTAL NET ASSETS — 100.0%		$25,890

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $26,033.

Gross unrealized appreciation (000)	$3,847
Gross unrealized depreciation (000)	(994)

Net unrealized appreciation (000)	$2,853

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,862 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$25,722	$158	$2	$25,882

Short-Term Investment Purchased with Collateral From Securities Loaned	3,004	–	–	3,004

Total Assets - Investments in Securities	$28,726	$158	$2	$28,886

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
39

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 12.3%
Amazon.com*	3,539	$1,281
AutoNation*	424	22
AutoZone*	339	183
Bed Bath & Beyond*	2,184	148
Best Buy	2,698	72
BorgWarner	2,034	125
Cablevision Systems, Cl A	2,057	36
CarMax*	2,252	109
Carnival (Panama)	4,565	181
CBS, Cl B	5,475	367
Chipotle Mexican Grill*	298	169
Coach	2,760	135
Comcast, Cl A	25,264	1,306
D.R. Horton	2,587	64
Darden Restaurants	1,233	63
Delphi Automotive PLC (Jersey)	2,723	181
DIRECTV*	4,950	384
Discovery Communications, Cl A*	2,182	182
Dollar General*	3,123	187
Dollar Tree*	2,020	111
Expedia	915	72
Family Dollar Stores	957	63
Ford Motor	38,433	592
Fossil Group*	496	57
GameStop, Cl A	1,319	49
Gannett	2,184	65
Gap	2,725	119
Garmin (Switzerland)	1,058	57
General Motors*	12,901	467
Genuine Parts	1,489	131
Goodyear Tire & Rubber	2,323	62
Graham Holdings, Cl B	44	32
H&R Block	2,672	85
Harley-Davidson	2,143	142
Harman International Industries	663	69
Hasbro	1,118	62
Home Depot	13,608	1,116
International Game Technology	2,663	40
Interpublic Group	4,058	72
Johnson Controls	6,361	314
Kohl’s	2,080	117
L Brands	2,389	135
Leggett & Platt	1,324	42
Lennar, Cl A	1,525	67
Lowe’s	9,991	500
Macy’s	3,632	210
Marriott International, Cl A	2,067	112
Mattel	3,295	123
McDonald’s	9,672	920
Michael Kors Holdings (Hong Kong)*	1,830	179
Mohawk Industries*	597	85
NetFlix*	585	261
Newell Rubbermaid	2,691	86
News, Cl A*	4,749	87
NIKE, Cl B	7,307	572
Nordstrom	1,502	92
Omnicom Group	2,583	196
O’Reilly Automotive*	1,089	164
PetSmart	1,087	73
priceline.com*	504	680
PulteGroup	3,071	64

	Number of Shares	Value (000)

PVH	771	$97
Ralph Lauren	624	101
Ross Stores	2,225	162
Scripps Networks Interactive, Cl A	901	73
Staples	6,324	86
Starbucks	7,236	513
Starwood Hotels & Resorts Worldwide	1,850	153
Target	6,111	382
Tiffany	1,235	115
Time Warner	8,874	596
Time Warner Cable	2,747	386
TJX	6,787	417
Tractor Supply	1,396	99
TripAdvisor*	1,086	109
Twenty-First Century Fox Cl A	19,068	640
Urban Outfitters*	1,134	42
VF	3,384	198
Viacom, Cl B	4,073	357
Walt Disney	16,211	1,310
Whirlpool	782	113
Wyndham Worldwide	1,393	102
Wynn Resorts	727	176
Yum! Brands	4,323	320

		20,284

Consumer Staples — 9.3%
Altria Group	19,747	716
Archer-Daniels-Midland	6,306	256
Avon Products	4,085	63
Beam	1,489	124
Brown-Forman, Cl B	1,456	122
Campbell Soup	1,754	76
Clorox#	1,245	109
Coca-Cola	37,221	1,422
Coca-Cola Enterprises	2,398	113
Colgate-Palmolive	8,685	546
ConAgra Foods	3,976	113
Constellation Brands, Cl A*	1,654	134
Costco Wholesale	4,317	504
CVS Caremark	11,574	846
Dr Pepper Snapple Group	2,072	108
Estee Lauder, Cl A	2,485	171
General Mills	6,224	311
Hershey	1,490	158
Hormel Foods	1,330	63
J.M. Smucker	1,052	105
Kellogg	2,387	145
Kimberly-Clark	3,781	417
Kraft Foods Group	5,942	328
Kroger	4,975	209
Lorillard	3,830	188
McCormick	1,288	86
Mead Johnson Nutrition	1,986	162
Molson Coors Brewing, Cl B	1,528	87
Mondelez International, Cl A	16,935	576
Monster Beverage*	1,470	109
PepsiCo	14,906	1,194
Philip Morris International	15,492	1,253
Procter & Gamble	26,304	2,069
Reynolds American	3,288	167
Safeway	2,562	96
Sysco	5,757	207

See Notes to Schedules of Investments.
40

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Tyson Foods, Cl A	2,785	$110
Walgreen	8,377	569
Wal-Mart Stores	15,919	1,189
Whole Foods Market	3,608	195

		15,416

Energy — 9.8%
Anadarko Petroleum	4,887	411
Apache	3,868	307
Baker Hughes	4,244	269
Cabot Oil & Gas	4,156	145
Cameron International*	2,249	144
Chesapeake Energy	5,204	135
Chevron	18,522	2,136
ConocoPhillips	11,700	778
CONSOL Energy	2,218	89
Denbury Resources	3,736	61
Devon Energy	3,641	235
Diamond Offshore Drilling	670	32
Ensco PLC, Cl A (United Kingdom)	2,245	118
EOG Resources	2,567	486
EQT	1,463	150
Exxon Mobil	41,960	4,039
FMC Technologies*	2,301	116
Halliburton	8,422	480
Helmerich & Payne	1,061	105
Hess	2,796	224
Kinder Morgan	6,591	210
Marathon Oil	6,865	230
Marathon Petroleum	2,896	243
Murphy Oil	1,894	112
Nabors Industries (Bermuda)	2,661	61
National Oilwell Varco	4,067	313
Newfield Exploration*	1,300	37
Noble Energy	3,439	236
Noble PLC (United Kingdom)	2,414	75
Occidental Petroleum	7,758	749
ONEOK	2,036	120
Peabody Energy	2,498	44
Phillips 66	6,018	451
Pioneer Natural Resources	1,326	267
QEP Resources	1,647	48
Range Resources	1,568	135
Rowan PLC, Cl A (United Kingdom)*	1,169	39
Schlumberger (Curacao)	12,709	1,182
Southwestern Energy*	3,347	138
Spectra Energy	6,310	235
Tesoro	1,314	67
Transocean (Switzerland)	3,374	143
Valero Energy	5,422	260
Williams	6,677	276
WPX Energy*	1,840	32

		16,163

Financials — 15.5%
ACE (Switzerland)*	3,389	332
Aflac	4,554	292
Allstate	4,378	238
American Express	9,117	832
American International Group	14,264	710
American Tower REIT	3,788	309

	Number of Shares	Value (000)

Ameriprise Financial	1,910	$208
Aon PLC (United Kingdom)	2,785	238
Apartment Investment & Management, CL A REIT	1,149	34
Assurant	865	57
AvalonBay Communities REIT	1,090	141
Bank of America	102,669	1,697
BB&T	6,761	256
Berkshire Hathaway, Cl B*	17,319	2,005
BlackRock†	1,166	355
BNY Mellon	11,489	368
Boston Properties REIT	1,424	160
Capital One Financial	5,535	406
CBRE Group, Cl A*	2,968	83
Charles Schwab	11,216	297
Chubb	2,598	227
Cincinnati Financial	1,544	72
Citigroup	29,213	1,421
CME Group	3,039	224
Comerica	1,749	84
Discover Financial Services	4,732	271
E*TRADE Financial*	2,147	48
Equity Residential REIT	3,226	189
Fifth Third Bancorp	8,354	181
Franklin Resources	3,956	211
General Growth Properties REIT	5,503	121
Genworth Financial, Cl A*	4,494	70
Goldman Sachs Group	4,054	675
Hartford Financial Services Group	4,429	156
HCP REIT	4,215	163
Health Care REIT	2,764	162
Host Hotels & Resorts REIT	6,697	132
Hudson City Bancorp	6,141	58
Huntington Bancshares	8,017	76
IntercontinentalExchange Group*	1,107	231
Invesco (Bermuda)*	4,255	146
JPMorgan Chase	36,249	2,060
KeyCorp	8,579	113
Kimco Realty REIT	3,738	83
Legg Mason	1,054	48
Leucadia National	3,156	88
Lincoln National	2,553	128
Loews	2,889	126
M&T Bank#	1,172	137
Macerich REIT	1,342	81
Marsh & McLennan	5,078	245
McGraw-Hill Financial	2,685	214
MetLife	10,777	546
Moody’s	1,833	145
Morgan Stanley	13,792	425
NASDAQ OMX Group	1,127	43
Northern Trust	2,213	137
People’s United Financial	3,289	47
Plum Creek Timber REIT	1,542	67
PNC Financial Services Group†	5,044	412
Principal Financial Group	2,686	122
Progressive	5,663	139
ProLogis REIT	4,840	199
Prudential Financial	4,467	378
Public Storage REIT	1,349	228
Regions Financial	13,545	144
Simon Property Group REIT	3,018	487

See Notes to Schedules of Investments.
41

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
SLM	4,208	$101
State Street	4,326	284
SunTrust Banks	5,134	193
T. Rowe Price Group	2,373	193
Torchmark	941	73
Travelers	3,541	297
U.S. Bancorp	17,650	726
Unum Group	2,559	89
Ventas REIT	2,737	171
Vornado Realty Trust REIT	1,695	163
Wells Fargo	46,358	2,152
Weyerhaeuser REIT	5,625	166
XL Group PLC (Ireland)	3,037	92
Zions Bancorporation	1,506	47

		25,525

Healthcare — 13.4%
Abbott Laboratories	15,329	610
AbbVie	15,476	788
Actavis PLC (Ireland)*	1,751	387
Aetna	3,675	267
Agilent Technologies	3,207	183
Alexion Pharmaceuticals*	1,899	336
Allergan	2,887	367
AmerisourceBergen	2,160	147
Amgen	7,244	898
Baxter International	5,387	374
Becton Dickinson	1,808	208
Biogen Idec*	2,312	788
Boston Scientific*	13,729	180
Bristol-Myers Squibb	16,068	864
Cardinal Health	3,364	241
CareFusion*	2,080	84
Celgene*	4,001	643
Cerner*	2,769	170
Cigna	2,682	214
Covidien PLC (Ireland)	4,477	322
CR Bard	730	105
DaVita HealthCare Partners*	1,793	123
DENTSPLY International	1,374	62
Edwards Lifesciences*	1,110	77
Eli Lilly	9,789	584
Express Scripts Holding*	7,781	586
Forest Laboratories*	2,315	226
Gilead Sciences*	14,824	1,227
Hospira*	1,528	66
Humana	1,578	178
Intuitive Surgical*	394	175
Johnson & Johnson	27,301	2,515
Laboratory Corporation of America Holdings*	909	85
McKesson	2,186	387
Medtronic	9,640	571
Merck	28,370	1,617
Mylan*	3,729	207
Patterson	817	34
PerkinElmer	1,066	48
Perrigo PLC (Ireland)	1,297	213
Pfizer	62,927	2,021
Quest Diagnostics	1,482	79
Regeneron Pharmaceuticals*	764	254
St. Jude Medical	2,976	200

	Number of Shares	Value (000)

Stryker	2,720	$218
Tenet Healthcare*	936	41
Thermo Fisher Scientific	4,119	513
UnitedHealth Group	9,762	754
Varian Medical Systems*	1,049	88
Vertex Pharmaceuticals*	2,372	192
Waters*	836	93
WellPoint	2,849	258
Zimmer Holdings	1,663	156
Zoetis	4,857	151

		22,175

Industrials — 10.5%
3M	6,264	844
ADT	2,212	68
Allegion (Ireland)	833	45
AMETEK	2,378	127
Boeing	6,654	858
C.H. Robinson Worldwide	1,607	83
Caterpillar	6,264	607
Cintas	1,053	64
CSX	10,011	277
Cummins	1,724	252
Danaher	5,895	451
Deere	3,794	326
Delta Air Lines	8,546	284
Dover	1,766	167
Dun & Bradstreet	465	46
Eaton PLC (Ireland)	4,673	349
Emerson Electric	6,913	451
Equifax	1,147	80
Expeditors International of Washington	2,045	81
Fastenal#	2,604	123
FedEx	2,878	384
Flowserve	1,268	103
Fluor	1,589	123
General Dynamics	3,181	348
General Electric (A)	98,311	2,504
Honeywell International	7,547	713
Illinois Tool Works	4,112	339
Ingersoll-Rand PLC (Ireland)	2,500	153
Iron Mountain	1,845	50
Jacobs Engineering Group*	1,198	73
Joy Global#	1,028	57
Kansas City Southern	1,070	101
L-3 Communications Holdings	930	107
Lockheed Martin	2,546	413
Masco	3,091	72
Nielsen Holdings NV (Netherlands)	2,462	117
Norfolk Southern	3,100	285
Northrop Grumman	2,241	271
PACCAR	3,326	219
Pall	1,110	96
Parker Hannifin	1,442	174
Pentair (Switzerland)	2,059	166
Pitney Bowes	1,933	49
Precision Castparts	1,381	356
Quanta Services*	2,000	70
Raytheon	3,086	302
Republic Services	2,626	90
Robert Half International	1,333	55
Rockwell Automation	1,361	167

See Notes to Schedules of Investments.
42

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Rockwell Collins	1,452	$120
Roper Industries	907	123
Ryder System	480	36
Snap-On	535	60
Southwest Airlines	7,386	166
Stanley Black & Decker	1,571	130
Stericycle*	834	95
Textron	2,662	106
Tyco International (Switzerland)	4,401	186
Union Pacific	4,430	799
United Parcel Service, Cl B	6,954	666
United Technologies	8,146	953
W.W. Grainger	607	155
Waste Management	4,509	187
Xylem	1,714	67

		17,389

Information Technology — 18.3%
Accenture PLC, Cl A (Ireland)	6,151	513
Adobe Systems*	4,269	293
Akamai Technologies*	1,701	104
Alliance Data Systems*	476	136
Altera	3,052	111
Amphenol, Cl A	1,556	137
Analog Devices	2,802	142
Apple	8,627	4,540
Applied Materials	12,090	229
Autodesk*	2,016	106
Automatic Data Processing	4,717	367
Broadcom, Cl A	4,944	147
CA	3,499	117
Cisco Systems	52,600	1,147
Citrix Systems*	1,836	110
Cognizant Technology Solutions, Cl A*	3,053	318
Computer Sciences	1,516	96
Corning	13,986	270
eBay*	11,350	667
Electronic Arts*	3,257	93
EMC	20,587	543
F5 Networks*	724	81
Facebook, Cl A*	15,562	1,065
Fidelity National Information Services	2,851	159
First Solar*	573	33
Fiserv*	2,642	153
FLIR Systems	1,470	50
Google, Cl A*	2,705	3,288
Harris	1,085	80
Hewlett-Packard	18,581	555
Intel	48,482	1,200
International Business Machines	9,964	1,845
Intuit	2,796	219
Jabil Circuit	1,731	32
Juniper Networks*	5,091	136
KLA-Tencor	1,649	107
Lam Research*	1,590	82
Linear Technology	2,184	102
LSI	5,219	58
Mastercard, Cl A	10,000	777
Microchip Technology#	1,820	83
Micron Technology*	10,010	242
Microsoft	73,793	2,827

	Number of Shares	Value (000)

Motorola Solutions	2,260	$150
NetApp	3,301	133
NVIDIA	5,958	110
Oracle	33,913	1,326
Paychex	3,169	132
QUALCOMM	16,344	1,231
Red Hat*	1,893	112
Salesforce.com*	5,441	339
SanDisk	2,250	167
Seagate Technology PLC (Ireland)	3,220	168
Symantec	6,312	136
TE Connectivity (Switzerland)*	4,034	236
Teradata*	1,594	73
Texas Instruments	10,827	487
Total System Services	1,483	45
VeriSign*	1,248	69
Visa, Cl A	4,967	1,122
Western Digital	1,991	173
Western Union	4,748	80
Xerox	11,166	123
Xilinix	2,506	131
Yahoo!*	9,259	358

		30,261

Materials — 3.4%
Air Products & Chemicals	2,036	247
Airgas	680	73
Alcoa	9,917	116
Allegheny Technologies	976	31
Avery Dennison	986	49
Ball	1,488	83
Bemis	985	39
CF Industries Holdings	539	135
Cliffs Natural Resources#	1,705	34
Dow Chemical	11,755	573
E.I. du Pont de Nemours	9,098	606
Eastman Chemical	1,322	116
Ecolab	2,529	273
FMC	1,334	103
Freeport-McMoRan Copper & Gold	9,841	321
International Flavors & Fragrances	745	70
International Paper	4,507	220
LyondellBasell Industries NV, Cl A (Netherlands)	4,279	377
MeadWestvaco	1,606	60
Monsanto	5,129	564
Mosaic	3,476	170
Newmont Mining	4,726	110
Nucor	2,994	150
Owens-Illinois*	1,506	51
PPG Industries	1,363	270
Praxair	2,880	375
Sealed Air	1,782	61
Sherwin-Williams	832	167
Sigma-Aldrich	1,191	112
United States Steel	1,250	30
Vulcan Materials	1,231	84

		5,670

Telecommunication Services — 2.5%
AT&T	51,144	1,633
CenturyLink	5,977	187
Crown Castle International*	3,280	249

See Notes to Schedules of Investments.
43

PNC S&P 500 Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Frontier Communications#	10,033	$49
Verizon Communications	40,852	1,944
Windstream Holdings#	5,675	45

		4,107

Utilities — 2.9%
AES	6,335	86
AGL Resources	1,142	54
Ameren	2,389	97
American Electric Power	4,722	237
CenterPoint Energy	4,189	99
CMS Energy	2,495	71
Consolidated Edison	2,894	162
Dominion Resources	5,626	390
DTE Energy	1,681	121
Duke Energy	6,885	488
Edison International	3,206	168
Entergy	1,734	111
Exelon	8,434	257
FirstEnergy	4,121	127
Integrys Energy Group	771	44
NextEra Energy	4,073	372
NiSource	2,842	99
Northeast Utilities	2,994	133
NRG Energy	3,115	91
ONE Gas*	535	18
Pepco Holdings	2,275	46
PG&E	3,999	176
Pinnacle West Capital	1,105	62
PPL	5,847	189
Public Service Enterprise Group	4,969	182
SCANA	1,137	56
Sempra Energy	2,175	205
Southern	8,504	360
TECO Energy	2,169	36
Wisconsin Energy	2,321	102
Xcel Energy	4,838	147

		4,786

Total Common Stocks (Cost $84,257)		161,776

EXCHANGE-TRADED FUND — 1.2%
SPDR ® S&P 500 ® ETF Trust	10,338	1,926

Total Exchange-Traded Fund (Cost $1,602)		1,926

MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,069,329	1,069

Total Money Market Fund (Cost $1,069)		1,069

Total Investments Before Short-Term Investment Purchased with Col- lateral from Securities Loaned – 99.7% (Cost $86,928)		164,771

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	603,626	$604

Total Short-Term Investment Purchased with Collateral From Securi-ties Loaned (Cost $604)		604

TOTAL INVESTMENTS — 100.1% (Cost $87,532)**		165,375
Other Assets & Liabilities – (0.1)%		$(83)
TOTAL NET ASSETS — 100.0%		$165,292

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $94,181.

Gross unrealized appreciation (000)	$71,559
Gross unrealized depreciation (000)	(365)

Net unrealized appreciation (000)	$71,194

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $588 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Mini Composite Index	35	$3,095	03/21/14	$155

Cash in the amount of $151,375 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $3,404,832 have been segregated by the Fund.

See Notes to Schedules of Investments.
44

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$161,776	$–	$–	$161,776

Exchange-Traded Fund	1,926	–	–	1,926

Money Market Fund	1,069	–	–	1,069

Short-Term Investment Purchased with Collateral From Securities Loaned	604	–	–	604

Total Assets - Investments in Securities	$165,375	$–	$–	$165,375

Other Financial Instruments

Futures Contracts	$155	$–	$–	$155

Total Assets - Other Financial Instruments	$155	$–	$–	$155

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
45

PNC Small Cap Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 18.7%
Aaron’s	349,910	$10,753
American Axle & Manufacturing Holdings*	584,510	11,299
Dorman Products*	207,410	11,951
Hibbett Sports*#	132,450	7,593
HSN	151,180	8,670
Madison Square Garden, Cl A*	168,110	9,584
Outerwall*#	80,230	5,675
Penn National Gaming*	353,920	4,548
Wolverine World Wide	175,320	4,621

		74,694

Consumer Staples — 2.9%
Boston Beer, Cl A*#	28,500	6,747
TreeHouse Foods*	69,250	4,935

		11,682

Energy — 4.0%
Atwood Oceanics*	79,070	3,747
Oil States International*	49,640	4,712
World Fuel Services	161,490	7,270

		15,729

Financials — 32.8%
AmTrust Financial Services#	421,684	15,940
Bank of the Ozarks	282,140	17,893
Credit Acceptance*	70,300	9,711
Eagle Bancorp*	157,416	5,393
Encore Capital Group*#	114,590	5,572
First Cash Financial Services*	85,000	4,491
First Financial Holdings	82,940	5,079
FirstService (Canada)	107,650	4,915
Gaming and Leisure Properties REIT*	110,180	4,196
Home BancShares	193,670	6,500
Portfolio Recovery Associates*	295,240	16,011
RLI#	207,290	8,940
ViewPoint Financial Group	327,400	8,185
Virtus Investment Partners*	68,020	12,594
World Acceptance*#	59,010	5,656

		131,076

Healthcare — 7.7%
Bio-Reference Labs*#	170,676	4,311
MWI Veterinary Supply*	60,950	9,930
Neogen*	143,725	6,226
PAREXEL International*	194,100	10,398

		30,865

Industrials — 20.3%
Actuant, Cl A	184,320	6,462
B/E Aerospace*	158,070	13,317
Colfax*	217,000	15,435
EnerSys	193,960	13,779
Esterline Technologies*	75,720	8,155
Genesee & Wyoming, Cl A*	56,730	5,612
HEICO	120,271	7,480
Regal-Beloit	65,320	4,814
Triumph Group	92,240	6,014

		81,068

	Number of Shares	Value (000)

Information Technology — 10.6%
Manhattan Associates*	204,280	$7,740
Open Text (Canada)	152,410	7,768
OSI Systems*	186,710	11,477
Tyler Technologies*	68,680	6,441
WEX*	90,580	8,770

		42,196

Materials — 1.2%
Balchem	94,505	4,773

Total Common Stocks (Cost $260,695)		392,083

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	7,366,567	7,367

Total Money Market Fund (Cost $7,367)		7,367

Total Investments Before Short-Term Investment Purchased with Col-lateral from Securities Loaned – 100.0% (Cost $268,062)		399,450

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	46,546,192	46,546

Total Short-Term Investment Purchased with Collateral From Securi-ties Loaned (Cost $46,546)		46,546
TOTAL INVESTMENTS — 111.6% (Cost $314,608)**		445,996
Other Assets & Liabilities – (11.6)%		(46,524)
TOTAL NET ASSETS — 100.0%		$399,472

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $344,112.

Gross unrealized appreciation (000)	$102,275
Gross unrealized depreciation (000)	(391)

Net unrealized appreciation (000)	$101,884

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $45,540 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.
46

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	10	$1,098	03/21/14	$84

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,207,879 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$392,083	$–	$–	$392,083

Money Market Fund	7,367	–	–	7,367

Short-Term Investment Purchased with Collateral From Securities Loaned	46,546	–	–	46,546

Total Assets - Investments in Securities	$445,996	$–	$–	$445,996

Other Financial Instruments

Futures Contracts	$84	$–	$–	$84

Total Assets - Other Financial Instruments	$84	$–	$–	$84

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
47

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.8%
Consumer Discretionary — 13.1%
Aeropostale*	246	$2
American Axle & Manufacturing Holdings*	220	4
American Public Education*	60	2
America’s Car-Mart*	30	1
ANN*	150	5
Arctic Cat	50	2
Asbury Automotive Group*	100	5
Ascent Capital Group, Cl A*	47	3
Barnes & Noble*	143	3
Beazer Homes USA*	90	2
Big 5 Sporting Goods	70	1
Biglari Holdings*	5	2
BJ’s Restaurants*	90	3
Bloomin’ Brands*	180	5
Blue Nile*	44	2
Bob Evans Farms	88	5
Boyd Gaming*	240	3
Bravo Brio Restaurant Group*	80	1
Bright Horizons Family Solutions*	44	2
Brown Shoe	140	3
Brunswick	280	13
Buckle	85	4
Buffalo Wild Wings*	58	8
Burlington Stores*	60	2
Callaway Golf	260	2
Capella Education	36	2
Career Education*	227	2
Carriage Services	58	1
Cato, Cl A	91	3
Cavco Industries*	26	2
Cheesecake Factory	170	8
Children’s Place Retail Stores*	75	4
Christopher & Banks*	110	1
Churchill Downs	46	4
Chuy’s Holdings*	60	2
ClubCorp Holdings	77	1
Columbia Sportswear	40	3
Conn’s*	56	2
Container Store Group*	50	2
Cooper Tire & Rubber	199	5
Core-Mark Holding	40	3
Cracker Barrel Old Country Store	60	6
Crocs*	274	4
Cumulus Media, Cl A*	310	2
Dana Holding	460	10
Denny’s*	330	2
Destination Maternity	50	1
Diamond Resorts International*	66	1
DineEquity	50	4
Dorman Products*	80	5
Drew Industries*	75	4
Entravision Communications, Cl A	105	1
Ethan Allen Interiors	90	2
EW Scripps, Cl A*	110	2
Express*	280	5
Federal-Mogul*	80	2
Fiesta Restaurant Group*	70	4
Finish Line, Cl A	160	4
Five Below*	110	4
Flexsteel Industries	28	1
Francesca’s Holdings*	150	3

	Number of Shares	Value (000)

Fred’s, Cl A	130	$3
FTD*	62	2
Genesco*	77	6
Gentherm*	110	3
G-III Apparel Group*	56	4
Grand Canyon Education*	140	7
Gray Television*	180	2
Group 1 Automotive	70	5
Haverty Furniture	70	2
Helen of Troy (Bermuda)*	100	7
Hibbett Sports*	80	5
Hillenbrand	171	5
Hovnanian Enterprises, Cl A*	400	2
HSN	106	6
Iconix Brand Group*	160	6
International Speedway, Cl A	90	3
Interval Leisure Group	130	4
iRobot*	93	4
ITT Educational Services*	80	2
Jack in the Box*	140	8
Jones Group	254	4
Jos A Bank Clothiers*	90	6
K12*	100	2
Kate Spade*	370	13
KB Home	270	6
Kirkland’s*	60	1
Krispy Kreme Doughnuts*	220	4
La-Z-Boy	170	4
Leapfrog Enterprises*	240	2
LGI Homes*	50	1
Libbey*	80	2
Life Time Fitness*	134	6
LifeLock*	197	4
Lithia Motors, Cl A	70	4
Live Nation Entertainment*	440	10
Loral Space & Communications*	40	3
Lumber Liquidators Holdings*	87	9
M/I Homes*	81	2
MarineMax*	90	1
Marriott Vacations Worldwide*	90	5
Matthews International, Cl A	90	4
Mattress Firm Holding*	50	2
McClatchy, Cl A*	265	1
MDC Holdings	130	4
MDC Partners, Cl A	130	3
Media General*	80	2
Men’s Wearhouse	150	8
Meredith	110	5
Meritage Homes*	115	6
Modine Manufacturing*	170	3
Monro Muffler Brake	100	6
Movado Group	60	2
Multimedia Games Holding*	100	3
National CineMedia	200	3
Nautilus*	139	1
New York Times, Cl A	410	7
Nexstar Broadcasting Group, Cl A	90	4
Nutrisystem	110	2
Office Depot*	1,510	7
Orient-Express Hotels, Cl A (Bermuda)*	310	5
Outerwall*	90	6
Overstock.com*	50	1

See Notes to Schedules of Investments.
48

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Oxford Industries	46	$4
Papa John’s International	100	5
Penske Automotive Group	130	6
Pep Boys-Manny Moe & Jack*	190	2
PetMed Express	80	1
Pier 1 Imports	300	6
Pool	146	9
Popeyes Louisiana Kitchen*	80	3
Quiksilver*	440	3
RadioShack*	461	1
Red Robin Gourmet Burgers*	46	4
Regis	170	2
Remy International	60	1
Rent-A-Center	170	4
Rentrak*	36	2
Restoration Hardware Holdings*	60	4
Ruby Tuesday*	197	1
Ruth’s Hospitality Group	130	2
Ryland Group	144	7
Scholastic	90	3
Scientific Games, Cl A*	170	2
Select Comfort*	175	3
Shoe Carnival	60	2
Shutterfly*	120	7
Sinclair Broadcast Group, Cl A	220	7
Skechers U.S.A.*	122	4
Smith & Wesson Holding*	200	2
Sonic*	190	4
Sonic Automotive, Cl A	130	3
Sotheby’s	210	10
Stage Stores	108	2
Standard Motor Products	70	2
Standard Pacific*	490	4
Stein Mart	110	2
Steiner Leisure (Bahamas)*	45	2
Steven Madden*	190	7
Stoneridge*	120	1
Strayer Education*	40	2
Sturm Ruger	60	4
Superior Industries International	90	2
Tenneco*	190	11
Texas Roadhouse	200	5
Tile Shop Holdings*	80	1
Tower International*	36	1
Town Sports International Holdings	69	1
Tuesday Morning*	150	2
Tumi Holdings*	160	4
Unifi*	60	1
Universal Electronics*	53	2
Vail Resorts	106	7
ValueVision Media, Cl A*	185	1
Vera Bradley*	80	2
Vince Holding*	50	1
Vitamin Shoppe*	100	5
VOXX International*	84	1
Winmark	11	1
Winnebago Industries*	100	3
Wolverine World Wide	310	8
World Wrestling Entertainment, Cl A	99	2
Zagg*	186	1
Zale*	120	3

	Number of Shares	Value (000)

Zumiez*	69	$2

		664

Consumer Staples — 3.6%
Alliance One International*	309	1
Andersons	90	5
Annie’s*	50	2
B&G Foods	170	5
Boston Beer, Cl A*	27	6
Boulder Brands*	200	3
Calavo Growers	50	2
Cal-Maine Foods	45	2
Casey’s General Stores	120	8
Central Garden and Pet, Cl A*	181	1
Chefs’ Warehouse*	60	1
Chiquita Brands International*	170	2
Coca-Cola Bottling	20	2
Darling International*	490	10
Diamond Foods*	80	2
Elizabeth Arden*	90	3
Fresh Del Monte Produce (Cayman Islands)	121	3
Hain Celestial Group*	120	11
Harbinger Group*	135	2
Ingles Markets, Cl A	41	1
Inter Parfums	60	2
J&J Snack Foods	47	4
John B Sanfilippo & Son*	41	1
Lancaster Colony	60	5
Medifast*	51	1
Natural Grocers by Vitamin Cottage*	33	1
Nutraceutical International*	41	1
Pantry*	90	1
Pilgrim’s Pride*	210	4
Post Holdings*	105	6
PriceSmart	57	6
Rite Aid*	2,260	15
Sanderson Farms	70	5
Snyder’s-Lance	151	4
Spartan Stores	120	3
Spectrum Brands Holdings	70	6
SUPERVALU*	660	4
Susser Holdings*	60	4
Synutra International*	98	1
Tootsie Roll Industries	46	1
TreeHouse Foods*	110	8
United Natural Foods*	150	11
Universal	75	4
USANA Health Sciences*	20	2
Vector Group	197	4
WD-40	50	4
Weis Markets	40	2

		182

Energy — 5.4%
Alon USA Energy	98	1
Alpha Natural Resources*	720	4
Approach Resources*	120	3
Arch Coal	720	3
Athlon Energy*	62	2
Basic Energy Services*	110	3
Bonanza Creek Energy*	94	5
Bristow Group	110	9

See Notes to Schedules of Investments.
49

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Energy — continued
C&J Energy Services*	150	$4
CARBO Ceramics	60	7
Carrizo Oil & Gas*	140	7
Clayton Williams Energy*	20	2
Clean Energy Fuels*	230	2
Comstock Resources	170	3
Contango Oil & Gas*	50	2
Crosstex Energy	150	6
Delek US Holdings	120	3
Diamondback Energy*	65	4
Energy XXI (Bermuda)	237	5
EPL Oil & Gas*	100	3
Era Group*	70	2
EXCO Resources	580	3
Exterran Holdings	180	7
Forest Oil*	460	1
Forum Energy Technologies*	130	3
GasLog (Bermuda)	89	2
Geospace Technologies*	40	3
Green Plains Renewable Energy	89	2
Gulf Island Fabrication	60	1
Gulfmark Offshore, Cl A	84	4
Halcon Resources*	800	3
Helix Energy Solutions Group*	330	8
Hercules Offshore*	540	3
Hornbeck Offshore Services*	114	5
ION Geophysical*	520	2
Key Energy Services*	510	5
Kodiak Oil & Gas*	830	10
Magnum Hunter Resources*	567	5
Matador Resources*	190	5
Matrix Service*	90	3
Natural Gas Services Group*	50	2
Newpark Resources*	290	3
Nordic American Tankers (Bermuda)	248	3
Northern Oil and Gas*	220	3
Nuverra Environmental Solutions*	67	1
Panhandle Oil and Gas, Cl A	31	1
Parker Drilling*	400	3
PDC Energy*	110	7
Penn Virginia*	179	3
PHI*	43	2
Pioneer Energy Services*	230	3
Quicksilver Resources*	510	2
Renewable Energy Group*	102	1
Rentech*	900	2
Resolute Energy*	250	2
Rex Energy*	160	3
RigNet*	40	2
Rosetta Resources*	190	8
Sanchez Energy*	121	4
Scorpio Tankers (Marshall Islands)	590	6
SEACOR Holdings*	60	5
SemGroup, Cl A	130	9
Ship Finance International (Bermuda)	176	3
Solazyme*	154	2
Stone Energy*	160	6
Swift Energy*	160	2
Synergy Resources*	190	2
Targa Resources	100	10
Tesco*	110	2
TETRA Technologies*	270	3

	Number of Shares	Value (000)

Triangle Petroleum*	250	$2
VAALCO Energy*	230	2
Vantage Drilling (Cayman Islands)*	820	1
W&T Offshore	130	2
Warren Resources*	332	1
Western Refining	170	6
Willbros Group*	160	2

		276

Financials — 22.5%
1st Source	52	2
Acadia Realty Trust REIT	180	5
Agree Realty REIT	52	2
Alexander & Baldwin	140	6
Alexander’s REIT	7	3
Altisource Residential	185	5
Ambac Financial Group*	150	5
American Assets Trust REIT	110	4
American Capital Mortgage Investment REIT	180	4
American Equity Investment Life Holding	210	5
American Realty Capital Properties REIT	490	7
Ameris Bancorp*	90	2
AMERISAFE	60	3
Ames National	9	–
AmTrust Financial Services	100	4
Anworth Mortgage Asset REIT	477	2
Apollo Commercial Real Estate Finance REIT	130	2
Apollo Investment	720	6
Argo Group International Holdings (Bermuda)	90	4
Arlington Asset Investment, Cl A	60	2
ARMOUR Residential REIT	1,220	5
Associated Estates Realty REIT	185	3
Astoria Financial	290	4
Bancfirst	26	1
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	100	3
Bancorp*	120	2
BancorpSouth	300	7
Bank Mutual	190	1
Bank of Kentucky Financial	29	1
Bank of the Ozarks	100	6
BankFinancial	105	1
Banner	64	3
BBCN Bancorp	260	4
Beneficial Mutual Bancorp*	130	2
Berkshire Hills Bancorp	90	2
BGC Partners, Cl A	450	3
BNC Bancorp	78	1
BofI Holding*	40	4
Boston Private Financial Holdings	270	4
Bridge Bancorp	49	1
Bridge Capital Holdings*	46	1
Brookline Bancorp	250	2
Bryn Mawr Bank	50	1
Camden National	30	1
Capital Bank Financial, Cl A*	80	2
Capital Southwest	50	2
Capitol Federal Financial	480	6
Capstead Mortgage REIT	301	4
Cardinal Financial	110	2
Cash America International	93	4
Cathay General Bancorp	250	6

See Notes to Schedules of Investments.
50

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Cedar Realty Trust REIT	280	$2
Centerstate Banks	130	1
Central Pacific Financial	77	2
Chambers Street Properties	760	6
Chatham Lodging Trust REIT	88	2
Chemical Financial	100	3
Chesapeake Lodging Trust REIT	160	4
Citizens*	180	1
City Holding	55	2
CNO Financial Group	690	13
CoBiz Financial	140	2
Cohen & Steers	63	2
Colony Financial REIT	239	5
Columbia Banking System	170	4
Community Bank System	130	5
Community Trust Bancorp	50	2
Consolidated-Tomoka Land	28	1
Consumer Portfolio Services*	101	1
CoreSite Realty REIT	70	2
Cousins Properties REIT	540	6
Cowen Group, Cl A*	390	2
Credit Acceptance*	24	3
CU Bancorp*	6	–
CubeSmart REIT	420	7
Customers Bancorp*	80	2
CVB Financial	300	5
CyrusOne REIT	69	2
CYS Investments REIT	549	5
DCT Industrial Trust REIT	930	7
DFC Global*	160	1
Diamond Hill Investment Group*	10	1
DiamondRock Hospitality REIT	620	8
Dime Community Bancshares	120	2
DuPont Fabros Technology REIT	200	5
Dynex Capital REIT	210	2
Eagle Bancorp*	80	3
EastGroup Properties REIT	96	6
Education Realty Trust REIT	390	4
eHealth*	60	3
Empire State Realty Trust, Cl A	270	4
Employers Holdings	110	2
Encore Capital Group*	80	4
Enstar Group (Bermuda)*	30	4
Enterprise Financial Services	80	1
EPR Properties REIT	160	9
Equity One REIT	189	4
Essent Group (Bermuda)*	80	2
EverBank Financial	260	5
Evercore Partners, Cl A	100	6
Excel Trust REIT	180	2
FBL Financial Group, Cl A	34	1
Federal Agricultural Mortgage, Cl C	40	1
FelCor Lodging Trust REIT	420	4
Fidelity Southern	72	1
Fifth Street Finance	450	4
Financial Engines	150	8
Financial Institutions	60	1
First American Financial	331	9
First Bancorp	80	1
First Bancorp	51	1
First BanCorp (Puerto Rico)*	280	1
First Busey	280	2

	Number of Shares	Value (000)

First Cash Financial Services*	90	$5
First Commonwealth Financial	340	3
First Connecticut Bancorp	76	1
First Defiance Financial	44	1
First Financial	40	1
First Financial Bancorp	186	3
First Financial Bankshares	100	6
First Financial Holdings	76	5
First Financial Northwest	70	1
First Industrial Realty Trust REIT	340	7
First Interstate Bancsystem	61	2
First Merchants	120	3
First Midwest Bancorp	250	4
First of Long Island	30	1
First Potomac Realty Trust REIT	191	2
FirstMerit	510	11
Flagstar Bancorp*	80	2
Flushing Financial	110	2
FNB	480	6
Forestar Group*	120	2
Franklin Financial*	53	1
Franklin Street Properties REIT	300	4
FXCM, Cl A	130	2
GAMCO Investors, Cl A	20	2
Geo Group REIT	223	7
German American Bancorp	50	1
Getty Realty REIT	87	2
Glacier Bancorp	230	6
Glimcher Realty Trust REIT	470	5
Golub Capital BDC	130	2
Government Properties Income Trust REIT	180	4
Gramercy Property Trust REIT*	250	1
Great Southern Bancorp	45	1
Green Dot, Cl A*	90	2
Greenhill	85	5
Greenlight Capital Re (Cayman Islands)*	92	3
Guaranty Bancorp	74	1
Hancock Holding	260	9
Hanmi Financial	110	3
HCI Group	35	2
Healthcare Realty Trust REIT	299	7
Heartland Financial USA	60	2
Hercules Technology Growth Capital	210	3
Heritage Commerce	110	1
Heritage Financial	68	1
Heritage Oaks Bancorp*	110	1
Hersha Hospitality Trust REIT	680	4
HFF, Cl A*	110	4
Highwoods Properties REIT	280	11
Hilltop Holdings*	200	5
Home BancShares	150	5
Home Loan Servicing Solutions (Cayman Islands)	194	4
Horace Mann Educators	130	4
Hudson Valley Holding	70	1
Iberiabank	95	6
ICG Group*	128	3
Independent Bank	80	3
Independent Bank Group	5	–
Infinity Property & Casualty	40	3
Inland Real Estate REIT	218	2
International Bancshares	170	4
Investment Technology Group*	130	2

See Notes to Schedules of Investments.
51

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Investors Bancorp	161	$4
Investors Real Estate Trust REIT	350	3
iStar Financial REIT*	280	4
Janus Capital Group	480	5
KCG Holdings, Cl A*	250	3
Kennedy-Wilson Holdings	180	5
Lakeland Bancorp	140	2
Lakeland Financial	60	2
LaSalle Hotel Properties REIT	320	10
Lexington Realty Trust REIT	580	7
LTC Properties REIT	114	4
Maiden Holdings (Bermuda)	169	2
Main Street Capital	130	5
MainSource Financial Group	80	1
MarketAxess Holdings	120	7
Marlin Business Services	40	1
MB Financial	180	5
MCG Capital	300	1
Meadowbrook Insurance Group	210	1
Medical Properties Trust REIT	501	7
Medley Capital	133	2
Mercantile Bank	45	1
Meridian Interstate Bancorp*	42	1
Metro Bancorp*	62	1
MGIC Investment*	1,020	9
MidSouth Bancorp	49	1
Monmouth Real Estate Investment, Cl A REIT	180	2
Montpelier Re Holdings (Bermuda)	141	4
National Bank Holdings, Cl A	150	3
National Bankshares	31	1
National Health Investors REIT	90	6
National Penn Bancshares	380	4
Navigators Group*	36	2
NBT Bancorp	140	3
Nelnet, Cl A	80	3
New Mountain Finance	160	2
New Residential Investment REIT	820	5
New York Mortgage Trust REIT	250	2
NewStar Financial*	100	2
Northfield Bancorp	200	3
NorthStar Realty Finance REIT	900	14
Northwest Bancshares	310	4
OFG Bancorp	160	3
Old National Bancorp	330	5
OmniAmerican Bancorp	52	1
One Liberty Properties REIT	54	1
OneBeacon Insurance Group, Cl A (Bermuda)	90	1
Oppenheimer Holdings, Cl A	46	1
Oritani Financial	160	3
PacWest Bancorp	120	5
Park National	40	3
Park Sterling	190	1
Parkway Properties REIT	190	4
Pebblebrook Hotel Trust REIT	192	6
Penns Woods Bancorp	23	1
Pennsylvania Real Estate Investment Trust REIT	220	4
PennyMac Mortgage Investment Trust REIT	230	6
PHH*	180	5
PICO Holdings*	80	2
Pinnacle Financial Partners	113	4
Piper Jaffray*	54	2
Platinum Underwriters Holdings (Bermuda)	90	5

	Number of Shares	Value (000)

Portfolio Recovery Associates*	160	$9
Potlatch REIT	124	5
Preferred Bank*	53	1
Primerica	180	8
PrivateBancorp	210	6
Prospect Capital	870	10
Prosperity Bancshares	186	12
Provident Financial Holdings	55	1
Provident Financial Services	200	4
PS Business Parks REIT	60	5
QTS Realty Trust, Cl A	60	2
Radian Group	540	8
RAIT Financial Trust REIT	250	2
Ramco-Gershenson Properties Trust REIT	220	4
RE/MAX Holdings, Cl A*	42	1
Redwood Trust REIT	270	5
Regional Management*	26	1
Renasant	100	3
Resource Capital REIT	450	3
Retail Opportunity Investments REIT	240	4
RLI	118	5
RLJ Lodging Trust REIT	380	10
Rockville Financial	100	1
Rouse Properties REIT	90	2
Ryman Hospitality Properties REIT	140	6
S&T Bancorp	100	2
Sabra Health Care REIT	122	3
Safeguard Scientifics*	80	2
Safety Insurance Group	46	3
Sandy Spring Bancorp	90	2
Saul Centers REIT	30	1
Seacoast Banking Corp of Florida*	88	1
Select Income REIT	80	2
Selective Insurance Group	180	4
Simmons First National, Cl A	60	2
Solar Capital	150	3
Southside Bancshares	61	2
Southwest Bancorp	80	1
Sovran Self Storage REIT	100	7
Springleaf Holdings*	90	3
STAG Industrial REIT	140	3
State Bank Financial	120	2
Sterling Bancorp	280	4
Sterling Financial	110	3
Stewart Information Services	73	3
Stifel Financial*	200	10
Strategic Hotels & Resorts REIT*	580	6
Sun Bancorp*	240	1
Sun Communities REIT	115	5
Sunstone Hotel Investors REIT	580	8
Susquehanna Bancshares	590	6
SWS Group*	137	1
SY Bancorp	50	1
Symetra Financial	260	5
Taylor Capital Group*	70	2
TCP Capital	116	2
Tejon Ranch*	50	2
Territorial Bancorp	49	1
Texas Capital Bancshares*	130	8
Third Point Reinsurance (Bermuda)*	100	2
THL Credit	76	1
TICC Capital	200	2

See Notes to Schedules of Investments.
52

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Tompkins Financial	50	$2
TowneBank	94	1
Triangle Capital	91	3
Trico Bancshares	60	1
TrustCo Bank	340	2
Trustmark	210	5
UMB Financial	110	7
Umpqua Holdings	347	6
Union First Market Bankshares	144	4
United Bankshares	209	6
United Community Banks*	150	3
United Community Financial*	254	1
United Financial Bancorp	80	1
United Fire Group	71	2
Universal Health Realty Income Trust REIT	44	2
Universal Insurance Holdings	100	1
Univest Corp of Pennsylvania	70	1
Urstadt Biddle Properties, Cl A REIT	87	2
ViewPoint Financial Group	130	3
Virtus Investment Partners*	20	4
Walter Investment Management*	120	3
Washington Real Estate Investment Trust REIT	184	5
Washington Trust Bancorp	50	2
Webster Financial	280	9
WesBanco	90	3
Westamerica Bancorporation	85	4
Western Alliance Bancorp*	240	6
Western Asset Mortgage Capital REIT	100	2
Westwood Holdings Group	26	1
Wilshire Bancorp	240	2
Wintrust Financial	120	6
WisdomTree Investments*	320	5
World Acceptance*	30	3
WSFS Financial	27	2
Yadkin Financial*	64	1

		1,142

Healthcare — 13.1%
Abaxis*	74	3
ABIOMED*	130	4
Acadia Healthcare*	110	5
ACADIA Pharmaceuticals*	220	6
Accretive Health*	220	2
Accuray*	270	3
Acorda Therapeutics*	130	5
Aegerion Pharmaceuticals*	90	5
Affymetrix*	234	2
Air Methods*	120	6
Akorn*	190	5
Align Technology*	226	12
Alnylam Pharmaceuticals*	177	14
AMAG Pharmaceuticals*	80	2
Amedisys*	120	2
AMN Healthcare Services*	160	2
Amsurg*	100	4
Anacor Pharmaceuticals*	100	2
Analogic	40	4
AngioDynamics*	100	2
Anika Therapeutics*	45	2
Antares Pharma*	376	2
Arena Pharmaceuticals*	684	4

	Number of Shares	Value (000)

Array BioPharma*	411	$2
ArthroCare*	90	4
athenahealth*	110	21
AtriCure*	80	2
Atrion	6	2
Auxilium Pharmaceuticals*	162	5
AVANIR Pharmaceuticals, Cl A*	491	2
Bio-Reference Labs*	90	2
BioScrip*	201	1
Cadence Pharmaceuticals*	208	3
Cambrex*	110	2
Cantel Medical	110	4
Cell Therapeutics*	506	2
Centene*	170	11
Cepheid*	210	11
Cerus*	231	1
Chelsea Therapeutics International*	309	2
Chemed	57	5
Clovis Oncology*	60	5
Computer Programs & Systems	40	3
CONMED	90	4
ContraVir Pharmaceuticals*	31	–
Corvel*	40	2
Cross Country Healthcare*	120	1
Cyberonics*	90	6
Cynosure, Cl A*	70	2
Dendreon*	590	2
Depomed*	190	2
DexCom*	220	10
Dyax*	391	4
Dynavax Technologies*	990	2
Emergent Biosolutions*	100	2
Emeritus*	134	4
Endocyte*	119	2
Endologix*	210	3
Ensign Group	64	3
Exact Sciences*	240	3
ExamWorks Group*	100	4
Exelixis*	620	4
Fluidigm*	84	4
GenMark Diagnostics*	121	1
Genomic Health*	36	1
Gentiva Health Services*	110	1
Geron*	470	2
Globus Medical, Cl A*	180	4
Greatbatch*	80	3
Haemonetics*	160	6
Halozyme Therapeutics*	290	4
Hanger*	110	4
HealthSouth	270	9
HealthStream*	70	2
Healthways*	115	2
HeartWare International*	50	5
Hi-Tech Pharmacal*	40	2
HMS Holdings*	280	6
Horizon Pharma*	186	2
ICU Medical*	40	2
Idenix Pharmaceuticals*	327	2
ImmunoGen*	280	5
Impax Laboratories*	220	6
Insulet*	170	8
Integra LifeSciences Holdings*	75	3

See Notes to Schedules of Investments.
53

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Intercept Pharmaceuticals*	23	$9
InterMune*	282	8
Intrexon*	43	1
Invacare	110	2
IPC The Hospitalist*	56	3
Ironwood Pharmaceuticals*	292	4
Isis Pharmaceuticals*	345	18
Keryx Biopharmaceuticals*	264	4
Kindred Healthcare	180	4
KYTHERA Biopharmaceuticals*	44	2
Landauer	35	2
Lexicon Pharmaceuticals*	900	2
Ligand Pharmaceuticals, Cl B*	60	4
Luminex*	130	2
Magellan Health Services*	86	5
MannKind*	520	3
Masimo*	160	4
MedAssets*	200	5
Medicines*	200	6
Medidata Solutions*	166	11
Meridian Bioscience	130	3
Merit Medical Systems*	150	2
MiMedx Group*	320	2
Molina Healthcare*	93	3
Momenta Pharmaceuticals*	160	2
MWI Veterinary Supply*	40	6
National Healthcare	40	2
Natus Medical*	101	3
Nektar Therapeutics*	362	5
Neogen*	114	5
Neurocrine Biosciences*	223	4
NewLink Genetics*	59	3
NPS Pharmaceuticals*	310	11
NuVasive*	140	5
NxStage Medical*	201	3
Omeros*	118	2
Omnicell*	120	3
Ophthotech*	38	1
OraSure Technologies*	230	2
Orexigen Therapeutics*	334	2
Orthofix International NV (Curacao)*	80	2
Owens & Minor	200	7
Pacific Biosciences of California*	199	1
Pacira Pharmaceuticals*	86	7
PAREXEL International*	180	10
PDL BioPharma	470	4
PharMerica*	106	3
Prestige Brands Holdings*	160	5
Prothena PLC (Ireland)*	52	2
Puma Biotechnology*	70	8
Quality Systems	127	2
Questcor Pharmaceuticals	160	10
Quidel*	92	3
Raptor Pharmaceutical*	194	3
Relypsa*	22	1
Repligen*	119	2
Rockwell Medical*	150	2
Sagent Pharmaceuticals*	70	1
Sangamo BioSciences*	198	4
Select Medical Holdings	180	2
Skilled Healthcare Group, Cl A*	133	1
Spectranetics*	135	4

	Number of Shares	Value (000)

Staar Surgical*	130	$2
STERIS	180	8
Surgical Care Affiliates*	40	1
SurModics*	49	1
Synageva BioPharma*	60	7
Synergy Pharmaceuticals*	320	2
Team Health Holdings*	210	9
TESARO*	42	1
TherapeuticsMD*	291	2
Thoratec*	180	7
Tornier NV (Netherlands)	100	2
Triple-S Management, Cl B*	90	1
Unilife*	338	2
US Physical Therapy	42	1
Vascular Solutions*	60	2
Vivus*	340	2
Volcano*	180	4
WellCare Health Plans*	136	8
West Pharmaceutical Services	210	10
Wright Medical Group*	122	4
XOMA*	259	2
Zeltiq Aesthetics*	70	1
ZIOPHARM Oncology*	330	1
Zogenix*	355	2

		666

Industrials — 14.6%
AAON	92	3
AAR	130	4
ABM Industries	180	5
Acacia Research	170	3
ACCO Brands*	400	2
Aceto	100	2
Actuant, Cl A	230	8
Acuity Brands	130	18
Advisory Board*	110	7
Aegion*	128	3
AeroVironment*	62	2
Aircastle (Bermuda)	217	4
Alamo Group	25	1
Albany International, Cl A	90	3
Allegiant Travel*	48	5
Altra Industrial Motion	90	3
American Railcar Industries	35	2
American Science & Engineering	30	2
American Woodmark*	40	1
Apogee Enterprises	93	3
Applied Industrial Technologies	130	7
ARC Document Solutions*	168	1
Argan*	52	1
Arkansas Best	90	3
Astec Industries	70	3
Astronics*	50	3
Atlas Air Worldwide Holdings*	83	2
AZZ	80	4
Barnes Group	170	7
Barrett Business Services	26	2
Beacon Roofing Supply*	154	6
Blount International*	170	2
Brady, Cl A	150	4
Briggs & Stratton	160	4
Brink’s	150	5

See Notes to Schedules of Investments.
54

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Builders FirstSource*	160	$1
Capstone Turbine*	1,079	2
Cenveo*	248	1
Chart Industries*	90	8
CIRCOR International	57	4
CLARCOR	150	9
Columbus McKinnon*	70	2
Comfort Systems USA	130	2
Corporate Executive Board	106	8
Cubic	65	3
Curtiss-Wright	146	10
Deluxe	160	8
DigitalGlobe*	230	7
Douglas Dynamics	90	1
DXP Enterprises*	30	3
Dycom Industries*	110	3
Dynamic Materials	59	1
Echo Global Logistics*	70	1
EMCOR Group	210	10
Encore Wire	65	3
EnerNOC*	89	2
EnerSys*	150	11
Engility Holdings*	60	3
Ennis	100	2
EnPro Industries*	67	5
ESCO Technologies	90	3
Esterline Technologies*	98	11
ExOne*	25	1
Exponent	40	3
Federal Signal*	210	3
Forward Air	100	4
Franklin Electric	150	7
FTI Consulting*	130	4
Furmanite*	128	2
G&K Services, Cl A	60	4
GenCorp*	200	4
Generac Holdings*	160	9
General Cable	160	5
Gibraltar Industries*	110	2
Global Power Equipment Group	70	1
Gorman-Rupp	62	2
GP Strategies*	60	2
GrafTech International*	380	4
Graham	40	1
Granite Construction	123	5
Great Lakes Dredge & Dock*	220	2
Greenbrier*	83	3
Griffon	160	2
H&E Equipment Services*	100	3
Hawaiian Holdings*	176	2
Healthcare Services Group	220	6
Heartland Express	148	3
HEICO	206	13
Heidrick & Struggles International	70	1
Herman Miller	181	5
HNI	143	5
HUB Group, Cl A*	120	5
Hurco	34	1
Huron Consulting Group*	76	5
Hyster-Yale Materials Handling	36	4
ICF International*	70	3
II-VI*	164	3

	Number of Shares	Value (000)

InnerWorkings*	180	$1
Insperity	80	2
Insteel Industries	70	1
Interface	188	4
JetBlue Airways*	740	7
John Bean Technologies	100	3
Kadant	40	2
Kaman	90	4
Kelly Services, Cl A	90	2
KEYW Holding*	115	2
Kforce	100	2
Kimball International, Cl B	120	2
Knight Transportation	188	4
Knoll	155	2
Korn/Ferry International*	160	4
Layne Christensen*	80	1
LB Foster, Cl A	34	2
Lindsay	40	3
Lydall*	74	1
Marten Transport	90	2
MasTec*	190	8
Matson	140	3
McGrath RentCorp	83	3
Meritor*	330	4
Middleby*	58	17
Mine Safety Appliances	90	5
Mistras Group*	60	1
Mobile Mini	120	5
Moog, Cl A*	140	9
Mueller Industries	90	6
Mueller Water Products, Cl A	520	5
Multi-Color	43	1
MYR Group*	80	2
National Presto Industries	17	1
Navigant Consulting*	170	3
NCI Building Systems*	80	1
NN	70	1
Nortek*	30	2
Northwest Pipe*	33	1
On Assignment*	150	5
Orbital Sciences*	190	5
Pacer International*	150	1
Park-Ohio Holdings*	30	2
Patrick Industries*	31	1
Patriot Transportation Holding*	30	1
PGT*	140	2
Polypore International*	150	5
Powell Industries	30	2
Preformed Line Products	13	1
Primoris Services	120	4
Proto Labs*	57	4
Quad/Graphics	90	2
Quanex Building Products	130	3
Raven Industries	120	4
RBC Bearings*	70	4
Republic Airways Holdings*	165	2
Resources Connection	150	2
Rexnord*	105	3
Roadrunner Transportation Systems*	70	2
RPX*	120	2
Rush Enterprises, Cl A*	120	3
Saia*	80	3

See Notes to Schedules of Investments.
55

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Simpson Manufacturing	130	$5
SkyWest	180	2
SP Plus*	60	2
Spirit Airlines*	190	11
Standex International	40	2
Steelcase, Cl A	280	4
Sun Hydraulics	70	3
Swift Transportation*	259	6
TAL International Group	110	5
Taser International*	180	3
Team*	70	3
Teledyne Technologies*	117	11
Tennant	60	4
Tetra Tech*	210	6
Textainer Group Holdings (Bermuda)	70	3
Thermon Group Holdings*	91	2
Titan International	180	3
Trex*	56	4
TriMas*	140	5
TrueBlue*	130	4
Tutor Perini*	130	3
UniFirst	48	5
United Stationers	130	6
Universal Forest Products	65	4
US Ecology	73	3
USG*	240	8
UTi Worldwide (British Virgin Islands)	290	3
Viad	71	2
Wabash National*	222	3
WageWorks*	80	5
Watsco	80	8
Watts Water Technologies, Cl A	90	6
Werner Enterprises	150	4
Wesco Aircraft Holdings*	140	3
West	80	2
Woodward	210	9
YRC Worldwide*	50	1

		743

Information Technology — 17.7%
Accelrys*	200	2
ACI Worldwide*	126	8
Actuate*	190	1
Acxiom*	230	9
ADTRAN	190	5
Advanced Energy Industries*	130	4
Advent Software*	110	3
Alliance Fiber Optic Products	60	1
Ambarella (Cayman Islands)*	62	2
Amkor Technology*	280	2
Angie’s List*	150	2
Anixter International*	86	9
Applied Micro Circuits*	250	3
ARRIS Group*	360	10
Aruba Networks*	360	7
Aspen Technology*	290	14
ATMI*	110	4
AVG Technologies NV (Netherland)*	85	2
Badger Meter	50	3
Bankrate*	160	3
Barracuda Networks*	24	1

	Number of Shares	Value (000)

Bazaarvoice*	190	$1
Bel Fuse, Cl B	49	1
Belden	136	10
Benchmark Electronics*	180	4
Black Box	60	2
Blackbaud	143	4
Blackhawk Network Holdings*	49	1
Blucora*	140	3
Bottomline Technologies*	120	4
Brightcove*	110	1
BroadSoft*	92	3
Brooks Automation	240	2
Cabot Microelectronics*	80	4
CACI International, Cl A*	70	6
CalAmp*	120	4
Calix*	160	1
Callidus Software*	150	2
Cardtronics*	140	6
Cass Information Systems	36	2
Cavium*	163	7
Checkpoint Systems*	150	2
CIBER*	320	2
Ciena*	320	8
Cirrus Logic*	210	4
Cognex*	270	10
Coherent*	77	5
CommVault Systems*	140	10
comScore*	120	4
Comtech Telecommunications	60	2
Comverse*	73	3
Constant Contact*	102	3
Convergys	330	7
Conversant*	220	5
Cornerstone OnDemand*	126	7
CoStar Group*	88	18
Cray*	130	5
CSG Systems International	110	3
CTS	120	2
Cypress Semiconductor*	480	5
Daktronics	130	2
Dealertrack Technologies*	138	7
Demandware*	60	5
Digi International*	110	1
Digital River*	120	2
Diodes*	120	3
DTS*	70	1
EarthLink Holdings	390	2
Electro Rent	66	1
Electronics For Imaging*	144	6
Ellie Mae*	90	3
Emulex*	268	2
Endurance International Group Holdings*	90	1
Entegris*	450	5
Envestnet*	74	3
EPAM System*	74	3
Epiq Systems	120	2
Euronet Worldwide*	160	6
EVERTEC	100	2
Exar*	130	1
ExlService Holdings*	110	3
Extreme Networks*	330	2
Fabrinet (Cayman Islands)*	100	2

See Notes to Schedules of Investments.
56

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Fair Isaac	110	$6
FARO Technologies*	55	3
FEI	130	13
Finisar*	290	7
Fleetmatics Group PLC*	60	2
FormFactor*	193	1
Forrester Research	44	2
Fusion-io*	267	3
Global Cash Access Holdings*	240	2
Global Eagle Entertainment*	90	2
GSI Group*	130	2
GT Advanced Technologies*	425	6
Guidewire Software*	150	8
Harmonic*	360	2
Heartland Payment Systems	114	5
Hittite Microwave	100	6
iGATE*	110	4
Imation*	179	1
Imperva*	66	4
Infinera*	390	3
Infoblox*	170	4
Inphi*	110	1
Insight Enterprises*	150	3
Integrated Device Technology*	430	5
Integrated Silicon Solution*	120	1
Interactive Intelligence Group*	50	4
InterDigital	132	4
Internap Network Services*	210	2
International Rectifier*	220	6
Intersil, Cl A	420	5
IntraLinks Holdings*	150	2
InvenSense*	190	4
Itron*	124	4
Ixia*	200	2
j2 Global	145	7
Jive Software*	150	1
Lattice Semiconductor*	400	3
Lionbridge Technologies*	240	2
Liquidity Services*	90	2
Littelfuse	70	7
LivePerson*	190	2
LogMeIn*	80	3
LTX-Credence*	190	2
Manhattan Associates*	223	8
MAXIMUS	210	10
Measurement Specialties*	50	3
Mentor Graphics	300	6
Mercury Systems*	130	1
Mesa Laboratories	13	1
Methode Electronics	120	4
Micrel	180	2
Microsemi*	290	7
MicroStrategy, Cl A*	30	4
MKS Instruments	170	5
ModusLink Global Solutions*	182	1
MoneyGram International*	80	2
Monolithic Power Systems*	120	4
Monotype Imaging Holdings	122	3
Monster Worldwide*	370	3
Move*	140	2
MTS Systems	50	4
NETGEAR*	123	4

	Number of Shares	Value (000)

Netscout Systems*	120	$5
Newport*	140	3
NIC*	210	4
OmniVision Technologies*	180	3
OpenTable*	70	6
OSI Systems*	66	4
Park Electrochemical	72	2
PC Connection*	46	1
PDF Solutions*	90	2
Pegasystems	60	3
Perficient*	120	2
Photronics*	230	2
Plantronics	140	6
Plexus*	110	5
PMC-Sierra*	670	5
Power Integrations	90	5
Progress Software*	160	4
Proofpoint*	80	3
PROS Holdings*	74	3
PTC*	370	15
Qlik Technologies*	271	8
Qlogic*	300	3
Quantum*	941	1
Rambus*	380	4
RealD*	158	2
RealPage*	160	3
RF Micro Devices*	904	6
Rofin-Sinar Technologies*	100	2
Rogers*	56	4
Ruckus Wireless*	170	2
Sanmina*	270	5
Sapient*	350	6
ScanSource*	90	4
SciQuest*	80	2
Seachange International*	130	1
Semtech*	220	5
ServiceSource International*	230	2
ShoreTel*	220	2
Shutterstock*	27	3
Silicon Graphics International*	130	2
Silicon Image*	300	2
Sonus Networks*	770	3
Spansion, Cl A*	170	3
SPS Commerce*	50	3
SS&C Technologies Holdings*	180	7
Stamps.com*	50	2
SunEdison*	823	15
SunPower*	132	4
Super Micro Computer*	109	2
Sykes Enterprises*	129	3
Synaptics*	104	7
SYNNEX*	80	5
Syntel*	50	5
Take-Two Interactive Software*	260	5
Tangoe*	110	2
TeleTech Holdings*	69	2
Tessco Technologies	28	1
Tessera Technologies	139	3
TiVo*	410	6
TriQuint Semiconductor*	524	6
TTM Technologies*	200	2
Tyler Technologies*	98	9

See Notes to Schedules of Investments.
57

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Ubiquiti Networks*	44	$2
Ultimate Software Group*	86	14
Ultra Clean Holdings*	93	1
Unisys*	140	5
Universal Display*	130	4
Veeco Instruments*	124	5
Verint Systems*	165	8
ViaSat*	120	8
VirnetX Holding*	150	3
Virtusa*	70	3
VistaPrint NV (Netherlands)*	100	5
Web.com Group*	137	5
WebMD Health*	94	4
WEX*	120	12
XO Group*	110	1
Yelp*	100	9
Zygo*	77	1

		902

Materials — 5.0%
A Schulman	100	3
Advanced Emissions Solutions*	40	2
AK Steel Holding*	460	3
Allied Nevada Gold*	367	2
AMCOL International	90	4
American Pacific*	26	1
American Vanguard	100	2
Axiall	220	9
Balchem	96	5
Berry Plastics Group*	180	4
Boise Cascade*	50	1
Calgon Carbon*	180	4
Century Aluminum*	190	2
Chase	32	1
Chemtura*	310	8
Clearwater Paper*	70	4
Coeur Mining*	317	4
Commercial Metals	370	7
Deltic Timber	40	3
Ferro*	250	3
Flotek Industries*	160	4
FutureFuel	90	2
Globe Specialty Metals	210	4
Graphic Packaging Holding*	630	6
H.B. Fuller	160	8
Hawkins	33	1
Haynes International	40	2
Headwaters*	251	3
Hecla Mining	1,130	4
Horsehead Holding*	170	3
Innophos Holdings	70	4
Innospec	80	3
Intrepid Potash*	174	3
Kaiser Aluminum	60	4
KapStone Paper and Packaging*	260	8
Koppers Holdings	70	3
Kraton Performance Polymers*	110	3
Landec*	110	1
Louisiana-Pacific*	440	8
LSB Industries*	70	2
Materion	61	2

	Number of Shares	Value (000)

Minerals Technologies	110	$6
Molycorp*	520	3
Myers Industries	100	2
Neenah Paper	54	3
Olin	250	7
OM Group	103	3
OMNOVA Solutions*	180	2
PH Glatfelter	140	4
PolyOne	310	12
Quaker Chemical	40	3
Resolute Forest Products*	230	5
RTI International Metals*	102	3
Schweitzer-Mauduit International	100	5
Sensient Technologies	155	8
Stepan	60	4
Stillwater Mining*	371	5
Taminco*	58	1
Texas Industries*	70	6
Tredegar	90	2
US Concrete*	60	2
US Silica Holdings	72	2
Walter Energy	210	2
Wausau Paper	180	2
Worthington Industries	164	7
Zep	90	2
Zoltek*	96	2

		253

Telecommunication Services — 0.7%
8x8*	300	3
Atlantic Tele-Network	30	2
Cincinnati Bell*	730	3
Cogent Communications Group	150	6
Consolidated Communications Holdings	140	3
FairPoint Communications*	93	1
General Communication, Cl A*	130	1
inContact*	210	2
Inteliquent	130	2
Leap Wireless International*	180	3
Lumos Networks	60	1
NII Holdings*	670	1
NTELOS Holdings	60	1
Premiere Global Services*	180	2
Shenandoah Telecommunications	80	2
USA Mobility	90	1
Vonage Holdings*	530	2

		36

Utilities — 3.1%
ALLETE	125	6
American States Water	130	4
Atlantic Power*	470	1
Avista	190	6
Black Hills	135	8
California Water Service Group	160	4
Chesapeake Utilities	36	2
Cleco	190	9
Connecticut Water Service	40	1
Dynegy*	320	7
El Paso Electric	130	5
Empire District Electric	139	3
IDACORP	155	9

See Notes to Schedules of Investments.
58

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Laclede Group	105	$5
MGE Energy	94	4
Middlesex Water	58	1
New Jersey Resources	130	6
Northwest Natural Gas	90	4
NorthWestern	120	5
NRG Yield, Cl A	74	3
Ormat Technologies	70	2
Otter Tail	120	4
Pattern Energy Group	70	2
Piedmont Natural Gas	233	8
PNM Resources	250	6
Portland General Electric	240	8
South Jersey Industries	100	6
Southwest Gas	145	8
UIL Holdings	180	7
Unitil	50	1
UNS Energy	130	8
WGL Holdings	154	6

		159

Total Common Stocks (Cost $4,944)		5,023

MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	37,652	38

Total Money Market Fund (Cost $38)		38

TOTAL INVESTMENTS — 99.5% (Cost $4,982)**		5,061

Other Assets & Liabilities – 0.5%		25

TOTAL NET ASSETS — 100.0%		$5,086

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $4,982.

Gross unrealized appreciation (000)	$286
Gross unrealized depreciation (000)	(207)

Net unrealized appreciation (000)	$79

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
59

PNC Small Cap Index Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$5,020	$3	$–	$5,023

Money Market Fund	38	–	–	38

Total Assets - Investments in Securities	$5,058	$3	$–	$5,061

There were no transfers between Level 1 and Level 2 during the two-month period ended February 28, 2014.

See Notes to Schedules of Investments.
60

PNC Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 2.0%
Automotive — 1.1%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$250	$250
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	340	341
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	300	301
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	1,000	1,002

		1,894

Credit Cards — 0.8%
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,435	1,423

Utilities — 0.1%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	252

Total Asset-Backed Securities (Cost $3,575)		3,569

COMMERCIAL MORTGAGE-BACKED SECURITIES —1.8%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	3,110	3,279
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	15	15

Total Commercial Mortgage-Backed Securities (Cost $3,098)		3,294

CORPORATE BONDS — 29.9%
Automotive — 0.2%
BorgWarner
4.625%, 09/15/20	430	454

Cable — 2.3%
21st Century Fox America
8.450%, 08/01/34	515	693
Comcast
4.250%, 01/15/33	565	557
DIRECTV Holdings LLC
4.600%, 02/15/21	825	870
Discovery Communications LLC
3.300%, 05/15/22	460	450
Historic TW
6.625%, 05/15/29	566	684
Thomson Reuters
4.300%, 11/23/23	200	205
Viacom
3.250%, 03/15/23	685	657
4.250%, 09/01/23	35	36

		4,152

	Par (000)	Value (000)

Consumer Discretionary — 0.6%
Carnival
3.950%, 10/15/20	$430	$443
Hasbro
6.300%, 09/15/17	554	632

		1,075

Energy — 3.4%
Boardwalk Pipelines LP
3.375%, 02/01/23	473	421
BP Capital Markets PLC
3.245%, 05/06/22	300	299
Continental Resources
5.000%, 09/15/22	860	901
EQT
8.125%, 06/01/19	475	583
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	532	629
Nexen Energy ULC
5.875%, 03/10/35	403	444
ONEOK Partners LP
6.125%, 02/01/41	195	218
Petrobras Global Finance BV
3.000%, 01/15/19	530	506
Petroleos Mexicanos
6.000%, 03/05/20	815	919
Rowan
4.750%, 01/15/24	415	423
Weatherford International
5.125%, 09/15/20	395	436
Williams Partners LP
4.125%, 11/15/20	425	445

		6,224

Financials — 7.1%
Abbey National Treasury Services PLC
3.050%, 08/23/18	160	167
American Express
7.000%, 03/19/18	375	452
Bank of America
5.625%, 07/01/20	700	806
Bank of America (MTN)
3.300%, 01/11/23	250	243
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	450	452
Capital One Financial
3.500%, 06/15/23	858	838
Citigroup
5.300%, 01/07/16	365	394
5.500%, 09/13/25	315	340
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	450	446
Deutsche Bank AG
1.400%, 02/13/17	390	391
Fifth Third Bancorp
4.300%, 01/16/24	465	471
Goldman Sachs Group
4.000%, 03/03/24	400	400
HSBC Bank USA NA
4.875%, 08/24/20	350	383
HSBC Holdings PLC
5.100%, 04/05/21	520	584

See Notes to Schedules of Investments.
61

PNC Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
JPMorgan Chase
6.125%, 06/27/17	$280	$321
4.625%, 05/10/21	545	598
3.375%, 05/01/23	490	468
Korea Development Bank
1.000%, 01/22/16	250	250
Merrill Lynch
6.050%, 05/16/16	425	468
Morgan Stanley
4.750%, 03/22/17	445	488
4.875%, 11/01/22	585	618
Nordea Bank AB
4.875%, 05/13/21 144A	275	292
Royal Bank of Canada
1.200%, 09/19/18	840	839
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	611
US Bancorp (MTN)
2.950%, 07/15/22	940	905
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	550	532

		12,757

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	380	387
Diageo Capital PLC
2.625%, 04/29/23	605	566

		953

Healthcare — 0.9%
Amgen
3.875%, 11/15/21	425	447
Johnson & Johnson
5.950%, 08/15/37	463	582
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	600	600

		1,629

Industrials — 2.4%
Amphenol
4.000%, 02/01/22	635	638
Avnet
5.875%, 06/15/20	350	389
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	930	899
Caterpillar
3.900%, 05/27/21	605	645
CRH America
4.125%, 01/15/16	395	418
General Electric
4.125%, 10/09/42	500	485
Kansas City Southern de Mexico SA de CV
0.935%, 10/28/16 (A)	300	302
Textron
3.650%, 03/01/21	500	504

		4,280

Insurance — 1.6%
Assurant
2.500%, 03/15/18	425	426

	Par (000)	Value (000)

Berkshire Hathaway
3.750%, 08/15/21	$375	$396
Berkshire Hathaway Finance
4.250%, 01/15/21	430	471
MetLife
6.400%, 12/15/66	520	542
Reinsurance Group of America
6.450%, 11/15/19	500	582
XLIT
2.300%, 12/15/18	510	511

		2,928

Materials — 2.1%
Allegheny Technologies
5.875%, 08/15/23	435	453
ArcelorMittal
7.500%, 10/15/39	435	453
Dow Chemical
4.125%, 11/15/21	425	447
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	810	781
Fresnillo PLC
5.500%, 11/13/23 144A	500	506
Goldcorp
2.125%, 03/15/18	570	568
Newmont Mining
3.500%, 03/15/22	555	506

		3,714

Metals & Mining — 0.4%
BHP Billiton Finance USA
5.000%, 09/30/43	280	296
Rio Tinto Finance USA PLC
2.250%, 12/14/18	415	419

		715

Real Estate Investment Trusts — 1.9%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	465	446
Digital Realty Trust LP
5.875%, 02/01/20	630	700
Health Care REIT
5.250%, 01/15/22	470	517
ProLogis LP
6.875%, 03/15/20	617	739
4.250%, 08/15/23	340	348
Realty Income
5.750%, 01/15/21	410	467
3.250%, 10/15/22	165	157

		3,374

Retail — 1.6%
Advance Auto Parts
5.750%, 05/01/20	450	503
Darden Restaurants
3.350%, 11/01/22	635	566
Kroger
3.400%, 04/15/22	440	441
Safeway
4.750%, 12/01/21#	460	459

See Notes to Schedules of Investments.
62

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Wal-Mart Stores
5.250%, 09/01/35	$800	$902

		2,871

Technology — 1.8%
Apple
2.400%, 05/03/23	635	588
Autodesk
1.950%, 12/15/17	425	428
Hewlett-Packard
4.375%, 09/15/21	825	860
KLA-Tencor
6.900%, 05/01/18	427	504
Oracle
3.625%, 07/15/23	400	406
Xerox
6.400%, 03/15/16	399	441

		3,227

Telecommunications — 1.2%
America Movil SAB de CV
5.000%, 03/30/20	330	364
AT&T
6.300%, 01/15/38	280	320
GTE
6.940%, 04/15/28	830	1,001
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	260	273
Verizon Communications
6.400%, 09/15/33	125	149

		2,107

Transportation — 0.1%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	217

Utilities — 1.8%
Duke Energy Carolinas LLC
4.000%, 09/30/42	470	450
Exelon Generation LLC
4.000%, 10/01/20	827	846
MidAmerican Energy Holdings
6.125%, 04/01/36	425	509
NextEra Energy Capital Holdings
4.500%, 06/01/21	410	432
PPL Capital Funding
3.500%, 12/01/22	545	533
Puget Sound Energy
5.757%, 10/01/39	372	447
Toledo Edison
7.250%, 05/01/20	26	31

		3,248

Total Corporate Bonds (Cost $52,517)		53,925

	Par (000)	Value (000)
MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$555	$633

Total Municipal Bond (Cost $567)		633

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.2%
Federal Home Loan Mortgage Corporation — 1.8%
9.500%, 10/01/20	22	24
8.500%, 09/01/16	1	1
8.000%, 07/01/25	28	32
6.000%, 09/01/19	9	9
5.500%, 06/01/33	–	1
4.500%, 07/01/40	996	1,069
3.500%, 06/01/42	1,709	1,730
3.000%, 12/01/42	425	412
2.487%, 01/01/36 (A)	8	8
2.380%, 12/01/36 (A)	8	8

		3,294

Federal National Mortgage Association — 17.4%
9.000%, 11/01/24	53	61
8.000%, 03/01/31	1	1
6.000%, 09/01/37	4	4
5.500%, 12/01/33	1,149	1,274
5.500%, 05/01/35	342	379
5.500%, 03/01/36	31	35
5.000%, 08/01/37	804	879
5.000%, 03/01/40	1,483	1,637
4.500%, 02/01/39	12	13
4.500%, 10/01/39	3,060	3,288
4.500%, 04/01/40	674	729
4.500%, 07/01/40	43	46
4.500%, 11/01/40	928	997
4.500%, 04/01/41	658	707
4.000%, 09/01/39	24	25
4.000%, 11/01/40	1,715	1,799
4.000%, 01/01/41	1,195	1,256
4.000%, 02/01/41	1,214	1,273
4.000%, 11/01/41	42	44
4.000%, 12/01/41	1,084	1,137
4.000%, 02/01/42	956	1,002
4.000%, 07/01/42	1,373	1,441
3.500%, 09/01/26	1,469	1,554
3.500%, 03/01/41	1,663	1,688
3.500%, 07/01/42	774	787
3.500%, 08/01/42	45	46
3.500%, 10/01/42	1,820	1,847
3.500%, 11/01/42	1,376	1,397
3.500%, 02/01/43	1,868	1,897
3.000%, 06/01/27	792	820
3.000%, 10/01/27	703	729
3.000%, 11/01/27	834	864
3.000%, 11/01/42	1,794	1,745
2.121%, 08/01/35 (A)	7	7

		31,408

Government National Mortgage Association — 3.0%
8.500%, 11/15/21	26	26
8.500%, 07/15/22	5	5
8.250%, 04/20/17	1	1

See Notes to Schedules of Investments.
63

PNC Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
8.000%, 01/15/30	$175	$202
6.000%, 01/15/32	1	1
4.500%, 07/15/39	871	947
4.500%, 10/20/43	925	1,007
4.000%, 09/15/41	1,343	1,427
3.500%, 07/15/42	21	22
3.500%, 12/20/42	1,667	1,719

		5,357

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $39,729)		40,059

U.S. TREASURY OBLIGATIONS — 40.3%
U.S. Treasury Bonds — 5.3%
4.500%, 02/15/36	5,451	6,388
3.750%, 08/15/41	3,150	3,266

		9,654

U.S. Treasury Notes — 35.0%
3.000%, 09/30/16	4,470	4,750
2.625%, 01/31/18	1,305	1,381
2.625%, 11/15/20	195	202
2.375%, 08/31/14	935	945
2.250%, 01/31/15	18,110	18,458
1.625%, 08/15/22	1,765	1,654
1.500%, 08/31/18	6,655	6,700
1.250%, 10/31/15	6,000	6,100
0.875%, 12/31/16	3,410	3,433
0.375%, 01/15/16	8,180	8,193
0.250%, 01/31/15	11,275	11,286

		63,102

Total U.S. Treasury Obligations (Cost $72,736)		72,756

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	5,562,334	$5,562

Total Money Market Fund (Cost $5,562)		5,562

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $177,784)		179,798

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	469,633	470

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $470)		470

TOTAL INVESTMENTS — 99.9% (Cost $178,254)*		180,268

Other Assets & Liabilities – 0.1%		234

TOTAL NET ASSETS — 100.0%		$180,502

*	Aggregate cost for Federal income tax purposes is (000) $179,127.

Gross unrealized appreciation (000)	$2,275
Gross unrealized depreciation (000)	(1,134)

Net unrealized appreciation (000)	$1,141

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $454 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,626 (000) and represents 0.9% of net assets as of February 28, 2014.

See Notes to Schedules of Investments.
64

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$3,569	$–	$3,569

Commercial Mortgage-Backed Securities	–	3,294	–	3,294

Corporate Bonds	–	53,925	–	53,925

Money Market Fund	5,562	–	–	5,562

Municipal Bond	–	633	–	633

Short-Term Investment Purchased with Collateral From Securities Loaned	470	–	–	470

U.S. Government Agency Mortgage-Backed Obligations	–	40,059	–	40,059

U.S. Treasury Obligations	–	72,756	–	72,756

Total Assets - Investments in Securities	$6,032	$174,236	$–	$180,268

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
65

PNC Government Mortgage Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 95.0%
Federal Home Loan Mortgage Corporation — 9.9%
9.000%, 04/01/16 to 09/01/20	$20	$21
8.500%, 11/01/18 to 01/01/22	23	25
8.000%, 02/01/17 to 03/01/22	17	18
7.000%, 05/01/31	19	20
6.000%, 10/01/32	182	205
5.500%, 03/01/28	108	122
4.500%, 03/01/40 to 07/01/40	1,884	2,031
4.000%, 09/01/40 to 01/01/41	1,124	1,176
3.500%, 06/01/42 to 12/01/42	2,633	2,666
3.000%, 04/01/43	531	515

		6,799

Federal National Mortgage Association — 69.8%
10.000%, 06/01/21	4	5
9.000%, 02/01/17 to 10/01/19	5	5
8.500%, 11/01/21 to 09/01/23	10	11
8.000%, 02/01/23 to 03/01/23	5	5
7.500%, 09/01/22 to 07/01/31	111	131
7.000%, 12/01/15 to 09/01/31	56	60
6.500%, 04/01/16 to 02/01/38	1,662	1,867
6.000%, 11/01/35 to 01/01/37	1,710	1,910
5.500%, 09/01/17 to 01/01/35	2,981	3,298
5.000%, 10/01/35 to 10/01/39	2,439	2,689
4.500%, 06/01/20 to 08/01/40	7,813	8,428
4.000%, 07/01/25 to 03/01/42	8,166	8,576
3.500%, 08/01/26 to 01/01/43	12,636	12,922
3.000%, 04/01/27 to 12/01/42	6,235	6,205
2.500%, 03/01/28	1,566	1,576

		47,688

Government National Mortgage Association — 15.3%
14.000%, 07/15/14 to 02/15/15	1	1
13.500%, 07/15/14 to 01/20/15	3	3
13.000%, 11/15/14 to 06/15/15	3	3
12.500%, 06/15/14 to 11/20/15	7	7
12.000%, 05/15/14 to 08/15/15	10	10
9.250%, 12/20/16 to 05/15/21	23	24
9.000%, 06/15/16 to 11/15/24	100	110
8.750%, 12/15/16	20	20
8.500%, 02/15/17 to 09/15/24	93	99
8.000%, 04/15/17 to 05/20/30	234	269
7.500%, 09/20/15 to 09/20/30	295	324
7.000%, 09/20/15 to 06/15/32	446	506
6.500%, 07/15/28 to 07/15/29	0	0
5.000%, 10/15/39	1,479	1,634
4.500%, 03/15/39 to 08/15/39	2,511	2,737
4.000%, 09/15/39 to 10/15/41	2,708	2,876
3.500%, 07/15/42 to 01/20/43	1,764	1,820

		10,443

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $63,895)		64,930

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 2.5%
U.S. Treasury Note — 2.5%
0.375%, 02/15/16	$1,735	$1,737

Total U.S. Treasury Obligation (Cost $1,736)		1,737

COLLATERALIZED MORTGAGE OBLIGATION — 0.1%

Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	28	32

Total Collateralized Mortgage Obligation (Cost $29)		32

	Number of Shares
MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,646,683	1,647

Total Money Market Fund (Cost $1,647)		1,647

TOTAL INVESTMENTS — 100.0% (Cost $67,307)*		68,346

Other Assets & Liabilities – 0.0%		26

TOTAL NET ASSETS — 100.0%		$68,372

*	Aggregate cost for Federal income tax purposes is (000) $67,308.

Gross unrealized appreciation (000)	$2,185
Gross unrealized depreciation (000)	(1,147)

Net unrealized appreciation (000)	$1,038

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
66

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Collateralized Mortgage Obligation	$–	$32	$–	$32

Money Market Fund	1,647	–	–	1,647

U.S. Government Agency Mortgage-Backed Obligations	–	64,930	–	64,930

U.S. Treasury Obligation	–	1,737	–	1,737

Total Assets - Investments in Securities	$1,647	$66,699	$–	$68,346

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
67

PNC High Yield Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 93.6%
Aerospace — 1.2%
Spirit Aerosystems
6.750%, 12/15/20	$325	$350

Automotive — 1.7%
General Motors Escrow Bond
8.375%, 07/15/33 (A) (B) (C)	405	–
LKQ
4.750%, 05/15/23 144A	250	238
Titan International
6.875%, 10/01/20 144A	250	264

		502

Cable — 5.8%
AMC Networks
7.750%, 07/15/21	409	464
Belo
7.750%, 06/01/27	450	488
CBS Outdoor Americas Capital LLC
5.625%, 02/15/24 144A	100	103
DISH DBS
7.750%, 05/31/15	100	108
Sinclair Television Group
6.375%, 11/01/21	400	423
6.125%, 10/01/22	100	104

		1,690

Consumer Services — 14.3%
Avon Products
5.000%, 03/15/23#	250	250
Carnival PLC
7.875%, 06/01/27	58	71
Cedar Fair LP
5.250%, 03/15/21	275	279
Felcor Lodging LP
5.625%, 03/01/23	325	327
H&E Equipment Services
7.000%, 09/01/22	208	229
Live Nation Entertainment
7.000%, 09/01/20 144A	300	329
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	473
Regal Cinemas
8.625%, 07/15/19	225	241
Regal Entertainment Group
5.750%, 06/15/23	125	126
Royal Caribbean Cruises
11.875%, 07/15/15	95	108
7.500%, 10/15/27	557	613
SIWF Merger Sub
6.250%, 06/01/21 144A	250	256
Sotheby’s
5.250%, 10/01/22 144A	450	434
Speedway Motorsports
6.750%, 02/01/19	158	167
Vail Resorts
6.500%, 05/01/19	250	264

		4,167

Energy — 7.9%
Chesapeake Energy
9.500%, 02/15/15	200	215

	Par (000)	Value (000)

Cloud Peak Energy Resources LLC
8.500%, 12/15/19	$100	$108
Denbury Resources
8.250%, 02/15/20	300	328
Peabody Energy
6.500%, 09/15/20	125	132
7.875%, 11/01/26	500	514
Plains Exploration & Production
6.875%, 02/15/23	300	335
Samson Investment
10.500%, 02/15/20 144A	325	361
Tesoro
5.375%, 10/01/22	295	305

		2,298

Financials — 7.2%
Bank of America
8.000%, 07/29/49 (D)	392	449
Barclays Bank PLC
7.625%, 11/21/22#	440	486
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	200	210
JPMorgan Chase
7.900%, 04/29/49 (D)	650	729
Wells Fargo
7.980%, 03/29/49 (D)	200	228

		2,102

Food, Beverage & Tobacco — 3.7%
Constellation Brands
6.000%, 05/01/22	100	111
HJ Heinz Finance
6.750%, 03/15/32	600	629
Post Holdings
6.750%, 12/01/21 144A	225	241
TreeHouse Foods
7.750%, 03/01/18	100	104

		1,085

Healthcare — 9.2%
DaVita HealthCare Partners
5.750%, 08/15/22	475	503
Endo Health Solutions
7.000%, 07/15/19	390	422
HCA
8.500%, 04/15/19	462	485
7.875%, 02/15/20	200	214
Hospira
5.800%, 08/12/23	400	436
Select Medical
6.375%, 06/01/21	350	357
Tenet Healthcare
6.000%, 10/01/20 144A	250	269

		2,686

Industrials — 14.9%
Allegion US Holding
5.750%, 10/01/21 144A	250	261
Bombardier
7.750%, 03/15/20 144A	250	279
Clean Harbors
5.125%, 06/01/21	100	102

See Notes to Schedules of Investments.
68

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Darling International
5.375%, 01/15/22 144A	$100	$103
Erickson Air-Crane
8.250%, 05/01/20 144A	436	462
Howard Hughes
6.875%, 10/01/21 144A	250	264
Huntington Ingalls Industries
6.875%, 03/15/18	200	217
Interface
7.625%, 12/01/18	70	75
K Hovnanian Enterprises
7.250%, 10/15/20 144A	550	602
Masco
7.750%, 08/01/29	362	407
Owens-Illinois
7.800%, 05/15/18	100	118
Pulte Group
7.875%, 06/15/32	823	885
USG
8.375%, 10/15/18 144A	275	296
7.875%, 03/30/20 144A	150	168
5.875%, 11/01/21 144A	100	106

		4,345

Materials — 14.5%
Allegheny Technologies
5.875%, 08/15/23	500	521
APERAM
7.750%, 04/01/18 144A	65	69
ArcelorMittal
10.350%, 06/01/19	375	477
Chemtura
5.750%, 07/15/21	550	572
Clearwater Paper
7.125%, 11/01/18	175	186
4.500%, 02/01/23	300	284
Eldorado Gold
6.125%, 12/15/20 144A	610	599
Fresnillo PLC
5.500%, 11/13/23 144A	825	835
Sealed Air
5.250%, 04/01/23 144A	150	152
Silgan Holdings
5.500%, 02/01/22 144A	525	538

		4,233

Real Estate Investment Trusts — 2.0%
Crown Castle International
5.250%, 01/15/23	300	307
RHP Hotel Properties LP
5.000%, 04/15/21	265	266

		573

Retail — 1.6%
L Brands
8.500%, 06/15/19	375	455

Technology — 2.2%
Activision Blizzard
6.125%, 09/15/23 144A	250	271

	Par (000)	Value (000)

ManTech International
7.250%, 04/15/18	$175	$182
VeriSign
4.625%, 05/01/23	200	195

		648

Telecommunications — 1.1%
SBA Telecommunications
5.750%, 07/15/20	300	316

Transportation — 4.4%
Florida East Coast Railway
8.125%, 02/01/17	625	653
Jurassic Holdings III
6.875%, 02/15/21 144A	150	154
PHI
8.625%, 10/15/18	435	468

		1,275

Utilities — 1.9%
Calpine
7.875%, 01/15/23 144A	490	551

Total Corporate Bonds (Cost $26,367)		27,276

	Number of Shares
COMMON STOCKS — 0.7%
Automotive — 0.3%
General Motors*	1,732	63
Motors Liquidation GUC Trust*	413	13

		76

Consumer Discretionary — 0.4%
Houghton Mifflin Harcourt* (B)	6,325	128

Total Common Stocks (Cost $173)		204

WARRANTS — 0.2%
Automotive — 0.2%
General Motors, Cl A*	1,575	43
General Motors, Cl B*	1,575	29

Total Warrants (Cost $115)		72

MONEY MARKET FUND — 4.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,210,956	1,211

Total Money Market Fund (Cost $1,211)		1,211

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 98.7% (Cost $27,866)		28,763

See Notes to Schedules of Investments.
69

PNC High Yield Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%
Money Market Fund — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	756,781	$757

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $757)		757
TOTAL INVESTMENTS — 101.3% (Cost $28,623)**		29,520
Other Assets & Liabilities – (1.3)%		(381)
TOTAL NET ASSETS — 100.0%		$29,139

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $28,624.

Gross unrealized appreciation (000)	$1,049
Gross unrealized depreciation (000)	(153)

Net unrealized appreciation (000)	$896

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $729 (000).
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $128 (000) and represents 0.4% of net assets as of February 28, 2014.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,678 (000) and represents 29.8% of net assets as of February 28, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$204	$–	$–	$204

Corporate Bonds	–	27,276	–	27,276

Money Market Fund	1,211	–	–	1,211

Warrants	72	–	–	72

Short-Term Investment Purchased with Collateral From Securities Loaned	757	–	–	757

Total Assets - Investments in Securities	$2,244	$27,276	$–	$29,520

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
70

PNC Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.0%
Automotive — 1.3%
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	$590	$592
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,450	1,455
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,030	1,032
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	1,665	1,667

		4,746

Credit Cards — 1.5%
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,415
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,543
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	851
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,810

		5,619

Equipment — 0.0%
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	27	27

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	644

Total Asset-Backed Securities
(Cost $11,022)		11,036

CORPORATE BONDS — 37.6%
Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	1,323	1,397
PACCAR Financial (MTN)
0.841%, 12/06/18 (A)	780	786

		2,183

Cable — 1.9%
21st Century Fox America
3.000%, 09/15/22	1,000	965
DIRECTV Holdings LLC
4.600%, 02/15/21	1,825	1,924
Discovery Communications LLC
3.300%, 05/15/22	1,000	978
Thomson Reuters
4.300%, 11/23/23	805	827

	Par (000)	Value (000)

Time Warner
3.400%, 06/15/22	$1,000	$995
Viacom
3.250%, 03/15/23	1,375	1,319

		7,008

Consumer Discretionary — 0.6%
Carnival
3.950%, 10/15/20	830	855
Hasbro
6.300%, 09/15/17	1,306	1,490

		2,345

Energy — 4.0%
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,073
BP Capital Markets PLC
1.375%, 05/10/18	300	295
3.245%, 05/06/22	1,065	1,061
Continental Resources
5.000%, 09/15/22	1,780	1,865
Devon Energy
0.694%, 12/15/15 (A)	955	958
EQT
8.125%, 06/01/19	1,115	1,369
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	600	677
4.150%, 03/01/22	1,156	1,168
Petrobras Global Finance BV
3.000%, 01/15/19	1,250	1,193
Petroleos Mexicanos
6.000%, 03/05/20	1,625	1,832
Rowan
4.875%, 06/01/22	450	467
Weatherford International
5.125%, 09/15/20	990	1,092
Williams Partners LP
5.250%, 03/15/20	1,260	1,404
4.125%, 11/15/20	370	387

		14,841

Financials — 11.6%
Abbey National Treasury Services PLC
3.050%, 08/23/18	540	562
American Express
1.550%, 05/22/18	640	633
American Express Credit
0.746%, 07/29/16 (A)	1,050	1,059
American Honda Finance
0.744%, 10/07/16 (A)	1,250	1,260
Bank of America
5.625%, 07/01/20	1,485	1,710
Bank of America (MTN)
3.300%, 01/11/23	890	866
Bank of Montreal (MTN)
0.713%, 09/11/15 (A)	2,245	2,256
Bank of New York Mellon
3.550%, 09/23/21	1,675	1,743
Bank of Nova Scotia
1.375%, 12/18/17	770	766
BB&T (MTN)
2.250%, 02/01/19	1,170	1,178

See Notes to Schedules of Investments.
71

PNC Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
6.850%, 04/30/19	$10	$12
BBVA US Senior SA Unipersonal
3.250%, 05/16/14	1,160	1,166
BNP Paribas SA (MTN)
2.700%, 08/20/18	700	717
Canadian Imperial Bank of Commerce
0.757%, 07/18/16 (A)	665	669
Capital One Financial
3.500%, 06/15/23	1,745	1,704
Citigroup
4.875%, 05/07/15	1,826	1,910
5.300%, 01/07/16	1,060	1,143
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	1,400	1,388
Credit Suisse
5.400%, 01/14/20	1,270	1,430
Deutsche Bank AG
1.400%, 02/13/17	800	803
Fifth Third Bancorp
4.300%, 01/16/24	1,075	1,090
General Electric Capital (MTN)
5.500%, 01/08/20	670	778
Goldman Sachs Group
4.000%, 03/03/24	740	741
HSBC Bank USA NA
4.875%, 08/24/20	1,615	1,769
John Deere Capital (MTN)
0.323%, 02/25/16 (A)	1,500	1,500
JPMorgan Chase
6.125%, 06/27/17	401	459
4.625%, 05/10/21	835	917
3.375%, 05/01/23	1,565	1,494
Korea Development Bank
1.000%, 01/22/16	1,000	1,001
Merrill Lynch
6.050%, 05/16/16	1,150	1,266
Morgan Stanley
4.750%, 03/22/17	1,000	1,097
4.875%, 11/01/22	1,235	1,304
Royal Bank of Canada
1.200%, 09/19/18	1,505	1,503
Royal Bank of Canada (MTN)
1.150%, 03/13/15	10	10
Svenska Handelsbanken AB
3.125%, 07/12/16	660	694
US Bancorp (MTN)
2.950%, 07/15/22	1,900	1,829
Wells Fargo
5.625%, 12/11/17	655	753
3.450%, 02/13/23	660	646
Westpac Banking
2.250%, 07/30/18	1,305	1,325

		43,151

Food, Beverage & Tobacco — 1.5%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,115	1,135
ConAgra Foods
7.000%, 04/15/19	1,185	1,432
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,104

	Par (000)	Value (000)

Mondelez International
5.375%, 02/10/20	$850	$970
PepsiCo
2.750%, 03/05/22	1,000	971

		5,612

Healthcare — 2.1%
Amgen
3.875%, 11/15/21	1,210	1,272
Johnson & Johnson
0.326%, 05/15/14 (A)	880	880
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,375
Medtronic
1.375%, 04/01/18	605	600
Quest Diagnostics
1.098%, 03/24/14 (A)	1,322	1,323
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	1,195	1,196
UnitedHealth Group
1.400%, 10/15/17	955	955

		7,601

Industrials — 0.8%
CRH America
4.125%, 01/15/16	1,195	1,263
Kansas City Southern de Mexico SA de CV
0.935%, 10/28/16 (A)	900	905
Republic Services
5.000%, 03/01/20	850	950

		3,118

Insurance — 1.9%
ACE INA Holdings
2.600%, 11/23/15	490	506
Aon
3.500%, 09/30/15	1,270	1,321
Assurant
2.500%, 03/15/18	775	777
Berkshire Hathaway
3.750%, 08/15/21	1,870	1,978
MetLife
4.368%, 09/15/23	625	663
Reinsurance Group of America
6.450%, 11/15/19	955	1,112
XLIT
2.300%, 12/15/18	790	791

		7,148

Materials — 1.4%
Allegheny Technologies
5.875%, 08/15/23	665	692
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,320	1,273
Fresnillo PLC
5.500%, 11/13/23 144A	700	709
Goldcorp
2.125%, 03/15/18	1,215	1,211
Newmont Mining
3.500%, 03/15/22	1,365	1,243

		5,128

See Notes to Schedules of Investments.
72

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — 2.3%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	$1,250	$1,198
Boston Properties LP
5.625%, 11/15/20	1,035	1,194
Digital Realty Trust LP
5.875%, 02/01/20	1,345	1,494
Health Care REIT
4.950%, 01/15/21	1,410	1,533
ProLogis LP
6.875%, 03/15/20	730	874
4.250%, 08/15/23	815	834
Realty Income
3.250%, 10/15/22	1,365	1,304

		8,431

Retail — 1.9%
Advance Auto Parts
5.750%, 05/01/20	1,000	1,118
Darden Restaurants
3.350%, 11/01/22	1,500	1,337
eBay
2.600%, 07/15/22	500	471
Lowe’s
4.625%, 04/15/20	10	11
Safeway
3.950%, 08/15/20	1,250	1,244
Target
0.407%, 07/18/14 (A)	1,513	1,514
Yum! Brands
3.750%, 11/01/21	1,165	1,187

		6,882

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 2.9%
Amphenol
4.750%, 11/15/14	750	771
4.000%, 02/01/22	810	814
Apple
2.400%, 05/03/23	1,455	1,346
Autodesk
1.950%, 12/15/17	1,145	1,154
EMC
2.650%, 06/01/20	980	981
Hewlett-Packard
4.375%, 09/15/21	1,870	1,949
Intel
2.700%, 12/15/22	1,200	1,140
KLA-Tencor
6.900%, 05/01/18	1,185	1,398
Xerox
6.400%, 03/15/16	760	841
4.500%, 05/15/21	265	280

		10,674

Telecommunications — 2.2%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,639

	Par (000)	Value (000)

AT&T
4.450%, 05/15/21	$1,750	$1,885
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	505	531
Verizon Communications
4.600%, 04/01/21	1,625	1,761
5.150%, 09/15/23	750	822
Vodafone Group PLC
1.500%, 02/19/18	1,545	1,531

		8,169

Transportation — 0.6%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	1,150	1,112
ERAC USA Finance LLC
2.800%, 11/01/18 144A	250	256
Penske Truck Leasing LP
3.750%, 05/11/17 144A	775	829

		2,197

Utilities — 1.3%
Exelon Generation LLC
4.000%, 10/01/20	2,205	2,255
Metropolitan Edison
7.700%, 01/15/19	900	1,095
PPL Capital Funding
3.500%, 12/01/22	1,505	1,474
Toledo Edison
7.250%, 05/01/20	1	1
Wisconsin Electric Power
6.000%, 04/01/14	20	20

		4,845

Total Corporate Bonds
(Cost $137,436)		139,353

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 0.0%
Government National Mortgage Association — 0.0%
5.500%, 05/15/17	7	8

Total U.S. Government Agency Mortgage-Backed Obligation
(Cost $7)		8

U.S. TREASURY OBLIGATIONS — 58.1%
U.S. Treasury Notes — 58.1%
3.000%, 09/30/16	28,977	30,795
2.625%, 11/15/20	11,181	11,590
2.375%, 08/31/14	32,773	33,139
2.250%, 01/31/15	18,830	19,192
2.125%, 08/15/21	910	904
2.000%, 02/15/22	470	458
1.625%, 08/15/22	1,760	1,649
1.500%, 08/31/18	20,325	20,463
1.250%, 08/31/15	8,765	8,902
1.250%, 10/31/15	13,305	13,527
1.250%, 01/31/19	14,035	13,874
1.000%, 03/31/17	11,700	11,789
0.875%, 12/31/16	23,680	23,837

See Notes to Schedules of Investments.
73

PNC Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
0.375%, 01/15/16	$25,315	$25,353

Total U.S. Treasury Obligations
(Cost $215,184)		215,472

	Number of Shares
MONEY MARKET FUND — 1.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,435,051	4,435

Total Money Market Fund
(Cost $4,435)		4,435

TOTAL INVESTMENTS — 99.9%
(Cost $368,084)*		370,304
Other Assets & Liabilities – 0.1%		232

TOTAL NET ASSETS — 100.0%		$370,536

*	Aggregate cost for Federal income tax purposes is (000) $368,630.

Gross unrealized appreciation (000)	$3,013
Gross unrealized depreciation (000)	(1,339)

Net unrealized appreciation (000)	$1,674

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,794 (000) and represents 0.5% of net assets as of February 28, 2014.

See Notes to Schedules of Investments.
74

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$11,036	$–	$11,036

Corporate Bonds	–	139,353	–	139,353

Money Market Fund	4,435	–	–	4,435

U.S. Government Agency Mortgage-Backed Obligation	–	8	–	8

U.S. Treasury Obligations	–	215,472	–	215,472

Total Assets - Investments in Securities	$4,435	$365,869	$–	$370,304

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
75

PNC Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 15.3%
Automotive — 8.6%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$965	$967
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	733	733
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	3,722	3,728
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	2,180	2,182
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	2,320	2,327
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	1,485	1,487
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,380	1,386
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	3,179	3,205
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	1,035	1,037
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	61	61
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,575	1,578
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,081	1,084
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.840%, 11/15/17	1,670	1,679
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	2,183	2,185
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,849

		28,488

Credit Cards — 4.0%
Chase Issuance Trust,
Series 2014-A1, Cl A
1.150%, 01/15/19	5,860	5,883
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	4,470	4,502
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	2,945	2,954

		13,339

	Par (000)	Value (000)

Equipment — 1.6%
John Deere Owner Trust,
Series 2011-A, Cl A3
1.290%, 01/15/16	$31	$31
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	5,235	5,243

		5,274

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	10	10

Utilities — 1.1%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	3,615	3,636
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	86	87

		3,723

Total Asset-Backed Securities
(Cost $50,733)		50,834

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	1,731	1,836
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	1,305	1,393
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	1,158	1,188
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	1,076	1,117
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	1,763	1,879
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	577	605
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,762	1,845
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,950	2,075
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	665	677

Total Collateralized Mortgage Obligations
(Cost $12,615)		12,615

See Notes to Schedules of Investments.
76

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.9%
Freddie Mac Multi-Family Structured Pass Thru Certificates, Series K501, Cl A1
1.337%, 06/25/16	$2,755	$2,784

Total Commercial Mortgage-Backed Security
(Cost $2,755)		2,784

CORPORATE BONDS — 29.5%
Automotive — 1.7%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	1,400	1,410
Toyota Motor Credit (MTN)
2.050%, 01/12/17	2,710	2,800
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,310

		5,520

Cable — 1.9%
Comcast
6.500%, 01/15/17	1,750	2,018
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,275
Thomson Reuters
0.875%, 05/23/16	1,420	1,417
Viacom
6.250%, 04/30/16	1,465	1,629

		6,339

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,867

Energy — 1.5%
BP Capital Markets PLC
3.875%, 03/10/15	1,175	1,217
0.700%, 11/06/15	1,040	1,044
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,000	1,044
Marathon Oil
0.900%, 11/01/15	1,700	1,705

		5,010

Financials — 15.5%
American Express Credit
1.300%, 07/29/16	800	808
American Honda Finance
1.125%, 10/07/16	695	701
Australia & New Zealand Banking Group
1.250%, 01/10/17	2,375	2,389
Bank of America
1.350%, 11/21/16	2,500	2,505
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,350	1,355
Capital One Financial
1.000%, 11/06/15	2,705	2,712
Caterpillar Financial Services (MTN)
1.350%, 09/06/16	900	913
Citigroup
1.250%, 01/15/16	990	996
4.450%, 01/10/17	2,620	2,847
Commonwealth Bank of Australia
2.125%, 03/17/14 144A	950	951

	Par (000)	Value (000)

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	$2,470	$2,634
Credit Suisse USA
5.125%, 08/15/15	1,425	1,518
Deutsche Bank AG
1.400%, 02/13/17	1,700	1,707
General Electric Capital
2.900%, 01/09/17	3,400	3,578
Goldman Sachs Group
3.625%, 02/07/16	1,528	1,604
HSBC Bank USA NA
4.625%, 04/01/14	2,158	2,165
HSBC USA
2.375%, 02/13/15	1,235	1,258
JPMorgan Chase
3.150%, 07/05/16	1,675	1,761
JPMorgan Chase (MTN)
1.350%, 02/15/17	1,600	1,607
Morgan Stanley
4.100%, 01/26/15	900	928
1.750%, 02/25/16	685	697
National Australia Bank NY
0.900%, 01/20/16	800	805
1.300%, 07/25/16	1,200	1,210
National Australia Bank NY (MTN)
2.000%, 03/09/15	1,000	1,017
Nordea Bank AB
2.250%, 03/20/15 144A	500	509
0.875%, 05/13/16 144A	2,000	1,996
Royal Bank of Canada
1.125%, 07/21/17	3,400	3,422
Union Bank NA
1.500%, 09/26/16	450	457
Wells Fargo
3.676%, 06/15/16 (A)	1,735	1,850
Wells Fargo (MTN)
2.100%, 05/08/17	1,540	1,586
Westpac Banking
0.950%, 01/12/16	3,250	3,274

		51,760

Food, Beverage & Tobacco — 1.2%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,358
Kellogg
1.750%, 05/17/17	1,180	1,192
Kraft Foods Group
1.625%, 06/04/15	900	912
Nabisco
7.550%, 06/15/15	633	689

		4,151

Healthcare — 0.5%
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,648

Industrials — 0.6%
Eaton
0.950%, 11/02/15	1,000	1,005
Enterprise Products Operating LLC
1.250%, 08/13/15	950	958

		1,963

See Notes to Schedules of Investments.
77

PNC Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 1.4%
Berkshire Hathaway
1.900%, 01/31/17	$2,700	$2,777
Prudential Financial (MTN)
3.875%, 01/14/15	1,788	1,840

		4,617

Materials — 0.3%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	925	935

Retail — 0.7%
Kroger
2.200%, 01/15/17	965	991
Walgreen
1.000%, 03/13/15	1,255	1,260

		2,251

Technology — 0.8%
Hewlett-Packard
2.350%, 03/15/15	900	916
Johnson Controls
5.500%, 01/15/16	1,785	1,936

		2,852

Telecommunications — 2.1%
AT&T
2.400%, 08/15/16	2,700	2,789
Verizon Communications
0.700%, 11/02/15	1,200	1,201
2.500%, 09/15/16	1,200	1,245
Vodafone Group PLC
0.900%, 02/19/16	1,750	1,767

		7,002

Utilities — 0.7%
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,735
Xcel Energy
0.750%, 05/09/16	550	548

		2,283
Total Corporate Bonds
(Cost $97,532)		98,198

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.9%
Federal Home Loan Mortgage Corporation — 0.8%
6.000%, 05/01/21	339	363
5.500%, 03/01/22	306	333
5.500%, 04/01/22	400	435
4.500%, 02/01/19	284	303
4.500%, 05/01/19	929	991
2.393%, 03/01/36 (B)	375	398

		2,823

Federal National Mortgage Association — 4.1%
6.000%, 09/01/16	71	74
5.500%, 09/01/17	206	221
5.500%, 10/01/17	82	87
5.500%, 11/01/18	233	250
5.000%, 06/01/18	212	228
5.000%, 12/01/21	339	364

	Par (000)	Value (000)

4.500%, 04/01/14	$1	$0
4.500%, 06/01/21	943	1,008
4.000%, 08/01/21	509	547
3.500%, 06/01/20	1,406	1,493
3.500%, 11/01/20	1,372	1,457
3.000%, 01/01/22	2,103	2,203
3.000%, 06/01/22	2,896	3,033
2.598%, 04/01/35 (B)	542	576
2.415%, 11/01/32 (B)	46	46
2.395%, 01/01/36 (B)	476	505
2.341%, 07/01/34 (B)	357	387
2.340%, 12/01/34 (B)	241	255
2.256%, 09/01/36 (B)	419	447
2.228%, 08/01/33 (B)	371	398

		13,579

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $15,799)		16,402

U.S. TREASURY OBLIGATIONS — 42.6%
U.S. Treasury Notes — 42.6%
2.250%, 01/31/15	25,740	26,235
2.125%, 11/30/14	6,675	6,774
0.625%, 11/15/16	7,435	7,444
0.375%, 04/15/15	21,970	22,025
0.375%, 02/15/16	20,005	20,027
0.250%, 08/15/15	21,305	21,323
0.250%, 12/15/15	19,860	19,852
0.250%, 05/15/16	18,260	18,201

Total U.S. Treasury Obligations
(Cost $141,649)		141,881

	Number of Shares
MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	7,427,285	7,427

Total Money Market Fund
(Cost $7,427)		7,427

TOTAL INVESTMENTS — 99.2%
(Cost $328,510)*		330,141

Other Assets & Liabilities – 0.8%		2,824
TOTAL NET ASSETS — 100.0%		$332,965

See Notes to Schedules of Investments.
78

*	Aggregate cost for Federal income tax purposes is (000) $328,520.

Gross unrealized appreciation (000)	$1,729
Gross unrealized depreciation (000)	(108)

Net unrealized appreciation (000)	$1,621

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2014.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registra-tion, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,176 (000) and represents 1.9% of net assets as of February 28, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$50,834	$–	$50,834

Collateralized Mortgage Obligations	–	12,615	–	12,615

Commercial Mortgage-Backed Security	–	2,784	–	2,784

Corporate Bonds	–	98,198	–	98,198

Money Market Fund	7,427	–	–	7,427

U.S. Government Agency Mortgage-Backed Obligations	–	16,402	–	16,402

U.S. Treasury Obligations	–	141,881	–	141,881

Total Assets - Investments in Securities	$7,427	$322,714	$–	$330,141

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
79

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 0.9%
Credit Cards — 0.4%
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	$865	$858

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,348

Total Asset-Backed Securities
(Cost $2,051)		2,206

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	1,083	1,113
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	1,892	1,994
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	98	101
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	606	606

Total Commercial Mortgage-Backed Securities
(Cost $3,513)		3,814

CORPORATE BONDS — 37.9%
Aerospace — 0.3%
Spirit Aerosystems
6.750%, 12/15/20	640	690

Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	610	644
LKQ
4.750%, 05/15/23 144A	225	214
Titan International
6.875%, 10/01/20 144A	275	291

		1,149

Cable — 3.0%
21st Century Fox America
8.450%, 08/01/34	1,000	1,345
AMC Networks
7.750%, 07/15/21	448	509
Belo
7.750%, 06/01/27	730	792
Comcast
4.250%, 01/15/33	915	903
DIRECTV Holdings LLC
4.600%, 02/15/21	1,295	1,365
Historic TW
6.625%, 05/15/29	525	634
Sinclair Television Group
6.125%, 10/01/22	400	414
Time Warner Entertainment LP
8.375%, 03/15/23	350	460

	Par (000)	Value (000)

Viacom
3.250%, 03/15/23	$1,205	$1,156

		7,578

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	810	924

Consumer Services — 2.6%
Avon Products
5.000%, 03/15/23#	670	669
Cedar Fair LP
9.125%, 08/01/18	485	521
5.250%, 03/15/21	375	381
Felcor Lodging LP
5.625%, 03/01/23	400	402
H&E Equipment Services
7.000%, 09/01/22	175	193
Live Nation Entertainment
7.000%, 09/01/20 144A	550	604
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	806
Regal Cinemas
8.625%, 07/15/19	384	411
Regal Entertainment Group
5.750%, 06/15/23	100	101
Royal Caribbean Cruises
11.875%, 07/15/15	436	497
7.500%, 10/15/27	327	360
Sotheby’s
5.250%, 10/01/22 144A	272	262
Speedway Motorsports
6.750%, 02/01/19	180	191
Vail Resorts
6.500%, 05/01/19	325	343
Wynn Las Vegas LLC
5.375%, 03/15/22	705	740

		6,481

Energy — 6.1%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	824
Burlington Resources
8.200%, 03/15/25	150	202
Burlington Resources Finance
7.200%, 08/15/31	375	495
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	250	270
Continental Resources
5.000%, 09/15/22	1,240	1,299
Denbury Resources
8.250%, 02/15/20	728	796
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	655	757
EQT
8.125%, 06/01/19	895	1,099
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,100	1,301
Nexen Energy ULC
5.875%, 03/10/35	525	578
ONEOK Partners LP
6.125%, 02/01/41	375	420

See Notes to Schedules of Investments.
80

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Peabody Energy
7.875%, 11/01/26	$665	$683
6.500%, 09/15/20	150	159
Petrobras Global Finance BV
3.000%, 01/15/19	1,135	1,083
Petroleos Mexicanos
6.000%, 03/05/20	1,185	1,336
Rowan
4.875%, 06/01/22	620	644
Samson Investment
10.500%, 02/15/20 144A	450	500
Tesoro
5.375%, 10/01/22	655	676
Transocean
6.375%, 12/15/21	635	713
Weatherford International
5.125%, 09/15/20	995	1,098
Williams Partners LP
4.125%, 11/15/20	516	540

		15,473

Financials — 6.5%
Bank of America
5.625%, 07/01/20	1,495	1,721
Barclays Bank PLC
7.625%, 11/21/22#	460	508
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	400	419
Capital One Financial
3.500%, 06/15/23	1,347	1,315
Citigroup
5.500%, 09/13/25	550	593
5.300%, 01/07/16	875	943
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	750	744
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,287
International Lease Finance
4.875%, 04/01/15	60	62
JPMorgan Chase
7.900%, 04/29/49 (A)	615	690
6.125%, 06/27/17	105	120
4.625%, 05/10/21	695	763
3.375%, 05/01/23	675	644
Merrill Lynch
6.050%, 05/16/16	610	671
Morgan Stanley
4.875%, 11/01/22	795	839
4.750%, 03/22/17	1,065	1,169
Nordea Bank AB
4.875%, 05/13/21 144A	625	663
Private Export Funding
2.250%, 12/15/17	10	11
Royal Bank of Canada
1.200%, 09/19/18	1,200	1,198
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	1,019
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	800	774
Wells Fargo
7.980%, 03/29/49 (A)	125	143

	Par (000)	Value (000)

5.625%, 12/11/17	$5	$6

		16,302

Food, Beverage & Tobacco — 0.5%
HJ Heinz Finance
6.750%, 03/15/32	570	597
TreeHouse Foods
7.750%, 03/01/18	600	626

		1,223

Healthcare — 1.6%
DaVita HealthCare Partners
5.750%, 08/15/22	656	694
Endo Health Solutions
7.000%, 07/15/19	500	541
HCA
7.250%, 09/15/20	580	631
Hospira
5.800%, 08/12/23	930	1,014
Johnson & Johnson
5.950%, 08/15/37	611	768
Select Medical
6.375%, 06/01/21	340	347

		3,995

Industrials — 3.1%
Allegion US Holding
5.750%, 10/01/21 144A	275	287
Amphenol
4.000%, 02/01/22	305	306
Avnet
5.875%, 06/15/20	265	295
4.875%, 12/01/22	580	600
Ball
4.000%, 11/15/23	750	719
CNH Capital LLC
6.250%, 11/01/16	505	554
CRH America
4.125%, 01/15/16	790	835
Erickson Air-Crane
8.250%, 05/01/20 144A	380	403
General Electric
4.125%, 10/09/42	885	858
Interface
7.625%, 12/01/18	166	178
Masco
7.750%, 08/01/29	400	450
Owens-Brockway Glass Container
7.375%, 05/15/16	445	496
Pulte Group
7.875%, 06/15/32	658	707
USG
7.875%, 03/30/20 144A	310	348
Valmont Industries
6.625%, 04/20/20	642	744

		7,780

Insurance — 1.2%
Allstate
5.750%, 08/15/53 (A)	595	619
Aon
3.500%, 09/30/15	620	645

See Notes to Schedules of Investments.
81

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
MetLife
6.400%, 12/15/66	$720	$751
Reinsurance Group of America
6.450%, 11/15/19	825	960

		2,975

Materials — 3.3%
Allegheny Technologies
5.875%, 08/15/23	675	703
APERAM
7.750%, 04/01/18 144A	480	507
ArcelorMittal
7.500%, 10/15/39	515	537
6.750%, 02/25/22	175	194
Carpenter Technology
4.450%, 03/01/23	830	824
Clearwater Paper
7.125%, 11/01/18	910	969
Eldorado Gold
6.125%, 12/15/20 144A	250	246
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	920	887
Fresnillo PLC
5.500%, 11/13/23 144A	1,275	1,291
Newmont Mining
3.500%, 03/15/22	725	660
PolyOne
7.375%, 09/15/20	575	631
Reliance Steel & Aluminum
4.500%, 04/15/23	570	573
Sealed Air
5.250%, 04/01/23 144A	350	355

		8,377

Real Estate Investment Trusts — 1.6%
Digital Realty Trust LP
5.875%, 02/01/20	915	1,017
Health Care REIT
5.250%, 01/15/22	795	875
ProLogis LP
6.875%, 03/15/20	660	790
4.250%, 08/15/23	285	291
Realty Income
5.750%, 01/15/21	905	1,031

		4,004

Retail — 1.3%
Advance Auto Parts
5.750%, 05/01/20	770	861
Darden Restaurants
3.350%, 11/01/22	865	771
L Brands
8.500%, 06/15/19	434	526
Safeway
4.750%, 12/01/21#	630	629
3.950%, 08/15/20	10	10
Target
3.875%, 07/15/20	10	11
Wal-Mart Stores
5.625%, 04/01/40	515	610

		3,418

	Par (000)	Value (000)

Technology — 1.9%
Apple
2.400%, 05/03/23	$500	$463
Hewlett-Packard
4.375%, 09/15/21	1,380	1,438
KLA-Tencor
6.900%, 05/01/18	615	725
ManTech International
7.250%, 04/15/18	860	896
VeriSign
4.625%, 05/01/23	475	463
Xerox
6.400%, 03/15/16	635	702

		4,687

Telecommunications — 1.6%
America Movil SAB de CV
5.000%, 03/30/20	630	695
AT&T
6.300%, 01/15/38	360	411
GTE
6.940%, 04/15/28	1,110	1,339
SBA Telecommunications
5.750%, 07/15/20	425	447
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	675	710
Verizon Communications
6.400%, 09/15/33	425	506

		4,108

Transportation — 1.2%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	800	867
Florida East Coast Railway
8.125%, 02/01/17	619	647
Jurassic Holdings III
6.875%, 02/15/21 144A	320	329
Penske Truck Leasing LP
3.750%, 05/11/17 144A	460	492
PHI
8.625%, 10/15/18	665	715

		3,050

Utilities — 1.3%
Calpine
7.875%, 01/15/23 144A	663	746
DPL
6.500%, 10/15/16	675	727
Exelon Generation LLC
4.000%, 10/01/20	1,130	1,156
MidAmerican Energy Holdings
6.125%, 04/01/36	5	6
PPL Capital Funding
3.500%, 12/01/22	475	465
Puget Sound Energy
5.757%, 10/01/39	250	300
Toledo Edison
7.250%, 05/01/20	7	9

		3,409

Total Corporate Bonds (Cost $92,214)		95,623

See Notes to Schedules of Investments.
82

	Par (000)	Value (000)
MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	$600	$685

Total Municipal Bond (Cost $635)		685

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.9%
Federal Home Loan Mortgage Corporation — 1.7%
8.000%, 10/01/29	2	2
8.000%, 09/01/30	–	–
7.500%, 03/01/27	2	2
7.500%, 09/01/30	1	1
7.000%, 11/01/30	1	1
6.000%, 12/01/35	736	827
5.500%, 09/01/37	90	99
5.500%, 01/01/38	3	3
4.500%, 03/01/40	638	688
3.500%, 06/01/42	2,192	2,220
2.393%, 03/01/36 (A)	435	461

		4,304

Federal National Mortgage Association — 15.0%
8.000%, 08/01/27	17	20
8.000%, 09/01/27	3	4
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	12
7.500%, 01/01/31	2	2
7.500%, 04/01/31	3	4
7.500%, 08/01/31	6	6
7.000%, 09/01/14	–	–
7.000%, 04/01/27	3	3
7.000%, 11/01/27	8	9
7.000%, 03/01/29	5	5
7.000%, 04/01/29	2	3
7.000%, 05/01/29	–	–
7.000%, 08/01/32	1	1
5.500%, 05/01/33	4	4
5.500%, 04/01/34	435	482
5.500%, 03/01/36	13	14
5.500%, 07/01/37	21	23
5.000%, 07/01/33	32	35
5.000%, 10/01/33	–	–
5.000%, 08/01/37	402	439
5.000%, 03/01/40	522	576
5.000%, 08/01/40	1,403	1,545
4.500%, 02/01/39	564	606
4.500%, 06/01/39	818	886
4.500%, 05/01/40	2,865	3,087
4.500%, 07/01/40	12	13
4.500%, 11/01/40	1,557	1,673
4.500%, 02/01/41	223	240
4.500%, 04/01/41	719	773
4.000%, 10/01/25	677	724
4.000%, 11/01/40	2,377	2,493
4.000%, 01/01/41	56	59
4.000%, 02/01/41	3,257	3,416
4.000%, 12/01/41	67	70
4.000%, 02/01/42	2,117	2,220
4.000%, 07/01/42	2,081	2,183
3.500%, 02/01/26	1,154	$1,221

	Par (000)	Value (000)

3.500%, 11/01/26	$464	491
3.500%, 03/01/41	2,307	2,342
3.500%, 06/01/42	3,413	3,464
3.500%, 10/01/42	1,789	1,815
3.500%, 11/01/42	2,224	2,257
3.000%, 06/01/27	1,089	1,128
3.000%, 10/01/27	1,016	1,053
3.000%, 11/01/42	2,444	2,377

		37,780

Government National Mortgage Association — 2.2%
10.000%, 05/15/19	2	2
9.500%, 03/15/20	–	–
9.000%, 05/15/16	–	–
9.000%, 11/15/16	3	3
9.000%, 11/15/19	2	2
9.000%, 05/15/21	–	–
9.000%, 06/15/21	22	23
9.000%, 08/15/21	7	7
9.000%, 09/15/21	14	14
8.500%, 08/15/27	14	15
8.000%, 09/15/27	6	6
7.500%, 08/15/29	–	–
7.500%, 10/15/29	23	24
7.500%, 12/15/29	2	2
7.000%, 02/15/17	23	24
7.000%, 05/20/24	2	2
7.000%, 10/15/25	3	4
7.000%, 04/15/26	1	1
7.000%, 01/15/27	3	3
7.000%, 09/15/27	2	2
7.000%, 10/15/27	39	42
7.000%, 12/15/27	2	2
7.000%, 04/15/28	–	–
7.000%, 04/15/29	2	2
6.500%, 04/15/32	–	–
6.000%, 02/15/32	3	4
4.500%, 08/15/39	1,090	1,185
4.000%, 09/15/41	1,946	2,067
3.500%, 07/15/42	2,000	2,062

		5,498

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,596)		47,582

U.S. TREASURY OBLIGATIONS — 37.4%
U.S. Treasury Bonds — 5.7%
4.500%, 02/15/36	7,275	8,525
3.750%, 08/15/41	5,615	5,822

		14,347

U.S. Treasury Notes — 31.7%
3.000%, 09/30/16	4,335	4,607
2.375%, 08/31/14	7,980	8,069
2.250%, 01/31/15	14,130	14,402
1.625%, 08/15/22	1,025	961
1.500%, 08/31/18	9,870	9,937
1.250%, 10/31/15	2,185	2,221
0.875%, 12/31/16	11,370	11,446
0.375%, 01/15/16	9,415	9,429
0.250%, 09/15/14	2,505	2,507

See Notes to Schedules of Investments.
83

PNC Total Return Advantage Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
0.250%, 01/31/15	$16,475	$16,491

		80,070

Total U.S. Treasury Obligations (Cost $94,994)		94,417

	Number of Shares
COMMON STOCK — 0.1%
Consumer Discretionary — 0.1%
Houghton Mifflin Harcourt* (B)	14,758	300

Total Common Stock (Cost $166)		300

MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	7,183,995	7,184

Total Money Market Fund (Cost $7,184)		7,184

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $248,353)		251,811

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.7%
Money Market Fund — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,856,893	$1,857

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,857)		1,857

TOTAL INVESTMENTS — 100.5% (Cost $250,210)**		253,668

Other Assets & Liabilities – (0.5)%		(1,367)

TOTAL NET ASSETS — 100.0%		$252,301

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $252,057.

Gross unrealized appreciation (000)	$3,660
Gross unrealized depreciation (000)	(2,049)

Net unrealized appreciation (000)	$1,611

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,788 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
(B)	Illiquid Security. Total value of illiquid securities is $300 (000) and represents 0.1% of net assets as of February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10,230 (000) and represents 4.1% of net assets as of Febru-ary 28, 2014.

See Notes to Schedules of Investments.
84

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$2,206	$–	$2,206

Commercial Mortgage-Backed Secu-rities	–	3,814	–	3,814

Common Stock	300	–	–	300

Corporate Bonds	–	95,623	–	95,623

Money Market Fund	7,184	–	–	7,184

Municipal Bond	–	685	–	685

Short-Term Investment Purchased with Collateral From Securities Loaned	1,857	–	–	1,857

U.S. Government Agency Mortgage-Backed Obligations	–	47,582	–	47,582

U.S. Treasury Obligations	–	94,417	–	94,417

Total Assets - Investments in Securities	$9,341	$244,327	$–	$253,668

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
85

PNC Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 16.1%
Automotive — 10.0%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$1,962	$1,967
BMW Vehicle Owner Trust,
Series 2013-A, Cl A2
0.410%, 02/25/16	3,715	3,716
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	4,859	4,863
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A2
0.480%, 11/15/16	4,455	4,458
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	5,980	5,987
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	7,011	7,068
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	1,804	1,805
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A2
0.520%, 04/15/16	3,250	3,252
Toyota Auto Receivables Owner Trust,
Series 2013-A, Cl A2
0.370%, 09/15/15	3,493	3,493
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	7,500	7,569

		44,178

Credit Cards — 5.6%
American Express Credit Account Master Trust,
Series 2012-2, Cl A
0.680%, 03/15/18	6,775	6,797
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	6,275	6,302
Citibank Credit Card Issuance Trust,
Series 2003-A7, Cl A7
4.150%, 07/07/17	5,000	5,250
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	6,200	6,219

		24,568

Equipment — 0.5%
John Deere Owner Trust, Series 2013-A, Cl A2
0.410%, 09/15/15	2,139	2,139

Total Asset-Backed Securities (Cost $70,949)		70,885

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.622%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	660	691

	Par (000)	Value (000)

Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	$434	$458
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	3,081	3,237
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	3,778	3,999
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	518	550
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	2,807	2,966
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	484	494
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	1,466	1,532
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	2,218	2,277
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	4	4
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	2,857	3,034
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	2,250	2,386
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	23	23
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	503	510
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	283	284
Ginnie Mae, Series 2010-57, Cl PJ
3.000%, 06/20/33	398	399

Total Collateralized Mortgage Obligations (Cost $22,932)		22,852

CORPORATE BONDS — 30.2%
Automotive — 1.0%
Daimler Finance North America LLC
0.842%, 01/09/15 (A) 144A	850	853
Volkswagen International Finance NV
0.996%, 03/21/14 (A) 144A	3,500	3,501

		4,354

Cable — 1.6%
DIRECTV Holdings LLC
3.500%, 03/01/16	2,100	2,206
Discovery Communications LLC
3.700%, 06/01/15	2,199	2,281
Viacom
4.375%, 09/15/14	2,500	2,551

		7,038

Energy — 1.9%
BP Capital Markets PLC
3.875%, 03/10/15	3,160	3,273
ConocoPhillips
4.600%, 01/15/15	2,328	2,413
Devon Energy
0.694%, 12/15/15 (A)	1,625	1,629
Enterprise Products Operating LLC
3.700%, 06/01/15	1,275	1,323

		8,638

See Notes to Schedules of Investments.
86

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 17.5%
American Express Credit (MTN)
1.750%, 06/12/15	$2,500	$2,541
Australia & New Zealand Banking Group
0.436%, 05/07/15 (A) 144A	3,000	3,005
Bank of America
4.500%, 04/01/15	5,000	5,202
Bank of Nova Scotia
1.850%, 01/12/15	5,000	5,065
Barclays Bank PLC
2.750%, 02/23/15	3,300	3,371
BB&T
5.200%, 12/23/15	2,200	2,366
Capital One Financial
2.150%, 03/23/15	3,750	3,813
Citigroup
2.650%, 03/02/15	5,000	5,099
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	5,000	5,137
Credit Suisse USA
5.125%, 08/15/15	2,100	2,238
General Electric Capital
1.625%, 07/02/15	5,000	5,081
Goldman Sachs Group
3.625%, 02/07/16	2,130	2,236
HSBC Bank USA NA
4.625%, 04/01/14	4,545	4,559
JPMorgan Chase
5.150%, 10/01/15	4,000	4,261
Morgan Stanley (MTN)
4.100%, 01/26/15	3,750	3,865
Royal Bank of Canada (MTN)
0.550%, 05/01/15	5,000	5,016
Toronto-Dominion Bank (MTN)
0.416%, 05/01/15 (A)	4,150	4,157
Wells Fargo
1.500%, 07/01/15	100	101
Wells Fargo (MTN)
1.250%, 02/13/15	4,899	4,942
Westpac Banking
4.200%, 02/27/15	4,999	5,189

		77,244

Food, Beverage & Tobacco — 2.3%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	2,250	2,322
Bottling Group LLC
6.950%, 03/15/14	3,160	3,166
Kroger
3.900%, 10/01/15	2,115	2,218
Nabisco
7.550%, 06/15/15	2,500	2,719

		10,425

Industrials — 0.4%
Eaton
5.950%, 03/20/14	1,750	1,754

Insurance — 0.7%
Prudential Financial (MTN)
3.875%, 01/14/15	3,125	3,215

	Par (000)	Value (000)

Materials — 0.8%
Rio Tinto Finance USA
8.950%, 05/01/14	$1,560	$1,581
Rio Tinto Finance USA PLC
0.794%, 06/19/15 (A)	1,850	1,856

		3,437

Retail — 0.6%
Walgreen
1.000%, 03/13/15	2,500	2,510

Technology — 0.6%
Hewlett-Packard
2.350%, 03/15/15	2,500	2,544

Telecommunications — 2.2%
AT&T
0.875%, 02/13/15	3,750	3,766
Verizon Communications
0.700%, 11/02/15	3,750	3,753
Vodafone Group PLC
4.150%, 06/10/14	2,100	2,120

		9,639

Utilities — 0.6%
NextEra Energy Capital Holdings
1.611%, 06/01/14	1,350	1,354
1.200%, 06/01/15	1,150	1,157

		2,511

Total Corporate Bonds (Cost $132,952)		133,309

U.S. TREASURY OBLIGATIONS — 45.1%

U.S. Treasury Notes — 45.1%
2.250%, 01/31/15	22,490	22,922
2.125%, 11/30/14	36,900	37,446
0.625%, 07/15/14	1,015	1,017
0.500%, 08/15/14	30,710	30,768
0.375%, 11/15/14	9,300	9,317
0.375%, 04/15/15	35,110	35,198
0.250%, 10/31/14	33,390	33,422
0.250%, 05/15/15	28,555	28,586

Total U.S. Treasury Obligations (Cost $198,626)		198,676

	Number of Shares
MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	8,832,450	8,832

Total Money Market Fund (Cost $8,832)		8,832

TOTAL INVESTMENTS — 98.6% (Cost $434,291)*		434,554

Other Assets & Liabilities – 1.4%		6,286

TOTAL NET ASSETS — 100.0%		$440,840

See Notes to Schedules of Investments.
87

PNC Ultra Short Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $434,291.

Gross unrealized appreciation (000)	$472
Gross unrealized depreciation (000)	(209)

Net unrealized appreciation (000)	$263

†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,359 (000) and represents 1.7% of net assets as of February 28, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$70,885	$–	$70,885

Collateralized Mortgage Obligations	–	22,852	–	22,852

Corporate Bonds	–	133,309	–	133,309

Money Market Fund	8,832	–	–	8,832

U.S. Treasury Obligations	–	198,676	–	198,676

Total Assets - Investments in Securities	$8,832	$425,722	$–	$434,554

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
88

PNC Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.0%
Arizona — 2.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,089
5.000%, 07/01/17	1,000	1,107

		2,196

California — 11.7%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,614
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,158
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,647
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,289
Los Angeles Unified School District,
Election 2004 (GO) Series H (AGM)
5.000%, 07/01/25	2,025	2,280

		9,988

Delaware — 1.6%
Delaware State (GO) Series 2009C
5.000%, 10/01/24	1,125	1,388

Florida — 6.6%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,610
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,112
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE) 5.000%, 11/01/18	1,720	1,941

		5,663

Illinois — 10.6%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,650
Illinois State (GO)
5.500%, 07/01/26	1,125	1,266
5.250%, 07/01/28	1,535	1,722
Illinois State (RB)
5.000%, 06/15/17	1,000	1,131
Will County Forest Preservation District (GO)
5.000%, 12/15/20	2,775	3,267

		9,036

Indiana — 5.6%
Ball State University (RB) Series P
5.000%, 07/01/26	1,000	1,101
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,411
Indiana Finance Authority, Beacon Health System
Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,258

		4,770

	Par (000)	Value (000)

Kansas — 1.5%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	$1,190	$1,286

Louisiana — 3.4%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	2,883

Massachusetts — 5.1%
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,139
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,378
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,802

		4,319

Michigan — 6.7%
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/23	1,000	1,152
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,368
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,105
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,137

		5,762

Missouri — 3.6%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,869
5.000%, 06/01/27	1,145	1,250

		3,119

Nevada — 4.1%
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,163
Nevada State (GO) Series D
5.000%, 06/01/18	2,000	2,334

		3,497

New York — 7.9%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,246
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,505

		6,751

See Notes to Schedules of Investments.
89

PNC Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
North Carolina — 4.1%
North Carolina Eastern Municipal Power Agency
(RB) Series A
5.000%, 01/01/23	$2,000	$2,283
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,229

		3,512

Ohio — 1.4%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,203

Pennsylvania — 15.7%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,060
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,167
Central Bucks School District, Prerefunded (GO)
(NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,090
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	882
5.000%, 02/15/27	1,275	1,446
Pennsylvania Higher Educational Facilities
Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,494
Philadelphia Hospitals and Higher Education
Facilities Authority, Jefferson Health System
(RB) Series B
5.000%, 05/15/17	2,740	3,072

	Par (000)	Value (000)

Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	$1,015	$1,133
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,102

		13,446

Texas — 2.9%
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,266
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,181

		2,447

Guam — 1.9%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,611

Total Municipal Bonds
(Cost $79,038)		82,877

TOTAL INVESTMENTS — 97.0%
(Cost $79,038)*		82,877

Other Assets & Liabilities – 3.0%		2,531

TOTAL NET ASSETS — 100.0%		$85,408

*	Aggregate cost for Federal income tax purposes is (000) $79,038.

Gross unrealized appreciation (000)	$4,398
Gross unrealized depreciation (000)	(559)

Net unrealized appreciation (000)	$3,839

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$82,877	$–	$82,877

Total Assets - Investments in Securities	$–	$82,877	$–	$82,877

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
90

PNC Maryland Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.8%
District of Columbia — 2.0%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,137

Maryland — 88.5%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,176
Anne Arundel County (GO)
5.000%, 03/01/16	325	326
Anne Arundel County, National Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,011
Baltimore County, Catholic Health Initiatives Project, Prerefunded 09/01/16 @ 100 (RB) Series A
5.000%, 09/01/16	500	558
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,144
Charles County Consolidated Public Improvement (GO)
5.000%, 03/01/18	1,000	1,157
5.000%, 07/15/19	1,335	1,584
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,243
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,383
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	25	25
5.125%, 06/01/17	45	45
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,860
Maryland Department of Transportation (RB) Second Issue
5.000%, 09/01/22	2,000	2,267
Maryland Economic Development Corporation, University of Maryland, College Park Project (RB)
5.000%, 07/01/15	1,665	1,765
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	991
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	522
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,291
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,475
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB) Series A
5.000%, 05/15/26	1,500	1,688

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	$1,000	$1,105
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,303
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,700
Maryland Industrial Development Financing Authority, American Center for Physics Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,519
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,674
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,730
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,302
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,154
5.000%, 04/01/21	1,075	1,277
Montgomery County, Consolidated Public Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,764
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,015
5.000%, 07/15/23	1,550	1,722
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	501
5.000%, 06/30/19	710	712
University System of Maryland, Auxiliary Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	1,200	1,396
Washington Suburban Sanitation Commission (GO)
5.000%, 06/01/19	680	709

		50,596

Guam — 4.6%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,641

Puerto Rico — 3.7%
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	510	645

See Notes to Schedules of Investments.
91

PNC Maryland Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	$1,750	$1,483

		2,128

Total Municipal Bonds (Cost $54,753)		56,502

Value (000)

TOTAL INVESTMENTS — 98.8%
(Cost $54,753)*	$56,502

Other Assets & Liabilities – 1.2%	666

TOTAL NET ASSETS — 100.0%	$57,168

* Aggregate cost for Federal income tax purposes is (000) $54,749.

Gross unrealized appreciation (000)	$2,478
Gross unrealized depreciation (000)	(725)

Net unrealized appreciation (000)	$1,753

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$56,502	$–	$56,502

Total Assets - Investments in Securities	$–	$56,502	$–	$56,502

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
92

PNC Michigan Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 92.9%
Michigan — 83.0%
Caledonia Community Schools (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$525
Ingham County Building Authority (RB) (NATL- RE)
5.000%, 07/01/16	500	529
Kent County (GO)
5.000%, 01/01/18	500	569
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	737
Lansing Building Authority (RB) (AMBAC)
5.000%, 06/01/19	500	539
Michigan Building Authority, Facilities Program (RB) Series 1-A
5.000%, 10/15/23	500	576
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	576
Michigan Public Power Agency, Combustion Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	561
Michigan State Hospital Finance Authority, Ascension Health (RB)
5.000%, 11/15/18	350	405
Michigan State Hospital Finance Authority, Henry Ford Health System (RB)
5.500%, 11/15/17	500	567
Michigan State Hospital Finance Authority, McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	281
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	873
Michigan State Hospital Finance Authority, Trinity Health Credit Group, Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	202
Michigan State Hospital Finance Authority (RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	25	26
Michigan State University (RB) Series A
5.000%, 08/15/25	500	580
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	1,000	1,179
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	500	524
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	500	563

	Par (000)	Value (000)

Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	$500	$547
West Branch - Rose City Area Schools (GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	31

		10,390

Guam — 4.2%
Guam (RB) Series A
5.000%, 01/01/27	500	528

Puerto Rico — 5.7%
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	400	506
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	250	212

		718

Total Municipal Bonds (Cost $11,219)		11,636

TOTAL INVESTMENTS — 92.9% (Cost $11,219)*		11,636

Other Assets & Liabilities – 7.1%		885

TOTAL NET ASSETS — 100.0%		$12,521

* Aggregate cost for Federal income tax purposes is (000) $11,213.

Gross unrealized appreciation (000)	$523
Gross unrealized depreciation (000)	(100)

Net unrealized appreciation (000)	$423

See Notes to Schedules of Investments.
93

PNC Michigan Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$11,636	$–	$11,636

Total Assets - Investments in Securities	$–	$11,636	$–	$11,636

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
94

PNC Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 93.3%
Ohio — 86.8%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$2,680	$3,057
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	2,773
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,231
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,135
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,272
Cuyahoga County (GO)
5.650%, 05/15/18	600	662
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,604
Franklin County (GO)
5.000%, 12/01/16	950	1,026
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,277
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,202
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,425
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	254
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,311
Mad River Local School District (GO) (NATL-RE)
5.750%, 12/01/14	510	525
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,433
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,169
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	687
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/14	1,000	1,109
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/23	1,000	1,189
4.000%, 05/01/17	2,050	2,271
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/17	500	559

	Par (000)	Value (000)

5.000%, 01/01/23	$2,000	$2,199
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,159
5.000%, 02/15/19	1,000	1,182
Ohio State Turnpike Commission (RB) Series A (NATL-RE)
5.500%, 02/15/18	1,000	1,178
Ohio State University (RB) Series A
5.000%, 12/01/17	900	1,045
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,316
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	105
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,238
5.000%, 12/01/20	2,015	2,442
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,000	1,162
5.000%, 06/01/20	3,055	3,635
Southwest Licking Local School District (GO) (NATL-RE)
5.750%, 12/01/16	400	445
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	1,470	1,599
Wyoming City School District (GO) Series B (NATL-RE)
5.750%, 12/01/16	800	908
5.750%, 12/01/17	400	467

		56,251

Guam — 3.9%
Guam (RB) Series A
5.000%, 01/01/26	2,350	2,503

Puerto Rico — 2.6%
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	2,000	1,695

Total Municipal Bonds (Cost $57,410)		60,449

TOTAL INVESTMENTS — 93.3% (Cost $57,410)*		60,449

Other Assets & Liabilities – 6.7%		4,341

TOTAL NET ASSETS — 100.0%		$64,790

*	Aggregate cost for Federal income tax purposes is (000) $57,411.

Gross unrealized appreciation (000)	$3,619
Gross unrealized depreciation (000)	(581)

Net unrealized appreciation (000)	$3,038

See Notes to Schedules of Investments.
95

PNC Ohio Intermediate Tax Exempt Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$60,449	$–	$60,449

Total Assets - Investments in Securities	$–	$60,449	$–	$60,449

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
96

PNC Pennsylvania Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 95.5%
Pennsylvania — 88.3%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,065
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	675	727
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,572
Allegheny County Port Authority, Transportation (RB)
5.000%, 03/01/26	750	819
Bucks (GO)
5.125%, 05/01/22	505	579
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,012
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	500	570
Dauphin (GO)
5.000%, 11/15/20	750	847
Hempfield Township Municipal Authority (RB) (AGM)
5.000%, 09/01/16	500	532
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	750	794
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	500	552
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.000%, 05/01/29	750	781
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB)
5.250%, 08/15/25	750	862
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,215
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	750	888
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/19	285	320
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	750	887
Swarthmore Borough Authority (RB)
5.000%, 09/15/18	500	588
University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	1,000	1,173

		15,783

Guam — 3.7%
Guam (RB) Series A
5.000%, 01/01/25	610	655

	Par (000)	Value (000)

Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	$750	$635

Total Municipal Bonds (Cost $16,438)		17,073

TOTAL INVESTMENTS — 95.5% (Cost $16,438)*		17,073

Other Assets & Liabilities – 4.5%		805

TOTAL NET ASSETS — 100.0%		$17,878

* Aggregate cost for Federal income tax purposes is (000) $16,438.

Gross unrealized appreciation (000)	$858
Gross unrealized depreciation (000)	(223)

Net unrealized appreciation (000)	$635

See Notes to Schedules of Investments.
97

PNC Pennsylvania Intermediate Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$17,073	$–	$17,073

Total Assets - Investments in Securities	$–	$17,073	$–	$17,073

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
98

PNC Tax Exempt Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 100.1%
Arizona — 3.2%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	$1,735	$1,950
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,684

		4,634

California — 4.7%
California (GO) Series A
5.000%, 07/01/20	1,825	2,176
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,158
5.000%, 04/01/20	1,000	1,185
California State (GO)
5.000%, 11/01/18	2,000	2,365

		6,884

District of Columbia — 1.3%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,913

Florida — 4.9%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,013
5.000%, 06/01/19	1,000	1,151
5.000%, 06/01/21	1,500	1,725
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,209

		7,098

Georgia — 0.8%
DeKalb Private Hospital Authority, Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,111

Illinois — 13.2%
Illinois (GO)
5.000%, 07/01/22	750	849
Illinois (GO) Series A
4.000%, 01/01/17	860	930
Illinois (RB)
5.000%, 06/15/17	3,000	3,405
Illinois (RB) Series A
5.000%, 12/15/16	2,550	2,874
Illinois (RB) Series B
4.000%, 06/15/20	1,900	1,920
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,743
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,157
Illinois State Toll Highway Authority (RB) Series B (AGM) (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.330%, 03/06/14	3,500	3,500
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,667

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
4.000%, 12/15/18	$1,000	$1,118

		19,163

Indiana — 3.2%
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,163
5.000%, 08/15/21	1,000	1,162
Indiana Finance Authority, State of Indiana Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,386

		4,711

Kansas — 0.8%
Kansas State Department of Transportation (RB) Series B
5.000%, 09/01/19	1,000	1,204

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) Series A
5.000%, 07/01/17	1,000	1,113

Massachusetts — 4.2%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,166
Massachusetts Development Finance Agency, Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,709
Massachusetts Housing Finance Agency (RB) Series C
0.950%, 12/01/15	2,205	2,218

		6,093

Michigan — 7.3%
Michigan Building Authority, Facilities Program (RB) Series 1-A
5.000%, 10/15/16	2,000	2,221
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,184
5.000%, 07/01/23	2,500	2,536
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,179
Michigan State (GO)
5.500%, 12/01/15	1,000	1,090
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,137
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,275

		10,622

Minnesota — 2.2%
Bemidji Minnesota Health Care, Prerefunded 09/01/16 @100 (RB)
5.000%, 09/01/16	1,050	1,170

See Notes to Schedules of Investments.
99

PNC Tax Exempt Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Minnesota — continued
Minnesota Public Facilities Authority (RB) Series C
5.000%, 03/01/17	$1,745	$1,974

		3,144

Missouri — 3.9%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	1,000	1,155
5.000%, 06/01/22	1,570	1,798
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,210
Missouri State Health & Educational Facilities Authority, Drury University (RN) Series A
2.000%, 04/25/14	1,500	1,503

		5,666

Nevada — 2.1%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,036
Henderson, Catholic Healthcare West (RB) Series B
5.000%, 07/01/15	500	529
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	539

		3,104

New Jersey — 1.2%
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,711

New York — 6.8%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,033
Long Island Power Authority (RB) Series A
5.000%, 04/01/19	1,385	1,582
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,527
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,316
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,513

		9,971

North Carolina — 6.4%
Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 03/03/14	620	620
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,562

	Par (000)	Value (000)

Forsyth (GO) Series B
5.000%, 04/01/16	$1,350	$1,483
5.000%, 04/01/19	1,000	1,185
North Carolina Eastern Municipal Power Agency (RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,475
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	1,715	1,991

		9,316

Ohio — 2.6%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.030%, 03/03/14	1,000	1,000
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 07/12/17	1,500	1,697
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series A
5.000%, 01/01/15	1,000	1,039

		3,736

Pennsylvania — 8.5%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,086
5.000%, 09/01/19	610	665
4.000%, 09/01/15	920	943
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,991
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,170
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,049
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,103
Pennsylvania Economic Development Financing Authority (RB) Series B (VRDN)
0.450%, 04/01/14	1,500	1,501
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,057
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,804

		12,369

South Dakota — 0.7%
South Dakota Health & Educational Facilities Authority, Regional Health (RB)
5.000%, 09/01/15	1,000	1,062

See Notes to Schedules of Investments.
100

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — 11.6%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	$2,500	$2,910
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,839
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.030%, 03/03/14	1,190	1,190
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-2 (VRDN)
0.030%, 03/03/14	500	500
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,402
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.030%, 03/03/14	1,000	1,000
Texas (GO) Series A
5.000%, 10/01/17	500	578
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,442
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,693
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,331

		16,885

Utah — 3.5%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,178
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,888

		5,066

Virginia — 1.2%
Fairfax County Industrial Development Authority,
INOVA Health System Project (RB) Series C-1
(SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 03/03/14	225	225
Tobacco Settlement Financing Corporation,
Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,521

		1,746

Washington — 3.2%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,333
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,320

		4,653

	Par (000)	Value (000)

Guam — 1.8%
Guam (RB) Series C
5.000%, 11/15/18	$2,265	$2,563

Total Municipal Bonds (Cost $142,612)		145,538
TOTAL INVESTMENTS — 100.1% (Cost $142,612)*		145,538
Other Assets & Liabilities – (0.1)%		(191)
TOTAL NET ASSETS — 100.0%		$145,347

*	Aggregate cost for Federal income tax purposes is (000) $142,613.

Gross unrealized appreciation (000)	$3,476
Gross unrealized depreciation (000)	(551)

Net unrealized appreciation (000)	$2,925

See Notes to Schedules of Investments.
101

PNC Tax Exempt Limited Maturity Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$145,538	$–	$145,538

Total Assets - Investments in Securities	$–	$145,538	$–	$145,538

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
102

PNC Government Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.8%
Federal Farm Credit Bank — 5.8%
Federal Farm Credit Bank
2.625%, 04/17/14	$8,000	$8,026
0.250%, 07/28/14	10,700	10,705
0.280%, 12/11/14	6,650	6,656
Federal Farm Credit Bank (FRN)
0.420%, 03/17/14	9,000	9,001
0.216%, 04/21/14	4,500	4,500
0.350%, 05/29/14	4,900	4,902
0.135%, 08/15/14	9,250	9,252

		53,042

Federal Home Loan Bank — 27.2%
Federal Home Loan Bank
2.375%, 03/14/14	9,000	9,007
0.070%, 03/17/14	9,100	9,100
0.060%, 03/18/14	9,100	9,100
0.125%, 03/27/14	33,100	33,101
0.120%, 03/28/14	8,500	8,500
2.500%, 06/13/14	9,345	9,407
0.125%, 07/25/14	9,200	9,199
Federal Home Loan Bank (DN)
0.070%, 03/07/14	6,355	6,355
0.035%, 03/07/14	22,000	22,000
0.085%, 03/21/14	7,450	7,450
0.056%, 03/26/14	11,500	11,500
0.091%, 03/28/14	7,900	7,899
0.090%, 04/04/14	9,000	8,999
0.080%, 04/08/14	10,200	10,199
0.051%, 04/09/14	19,000	18,999
0.120%, 05/19/14	8,300	8,298
0.130%, 07/07/14	25,000	25,002
0.091%, 07/18/14	10,000	9,997
Federal Home Loan Bank (FRN)
0.085%, 06/27/14	9,100	9,100
0.122%, 01/13/15	14,000	14,001

		247,213

Federal Home Loan Mortgage Corporation — 16.4%
Federal Home Loan Mortgage Corporation
0.070%, 03/31/14	13,000	12,999
0.375%, 04/28/14	9,100	9,104
0.108%, 05/16/14	9,000	8,998
0.120%, 05/27/14	1,000	1,000
1.000%, 07/30/14	9,250	9,285
0.250%, 08/14/14	10,700	10,706
1.000%, 08/20/14	12,247	12,298
Federal Home Loan Mortgage Corporation (DN)
0.110%, 03/18/14	12,000	11,999
0.060%, 03/31/14	10,000	9,999
0.001%, 05/05/14	16,800	16,798
0.071%, 05/08/14	9,250	9,248
0.090%, 05/14/14	9,200	9,198
0.100%, 05/16/14	5,000	4,999
1.000%, 05/19/14	6,314	6,313
0.080%, 06/17/14	4,500	4,499
0.120%, 06/27/14	8,372	8,369
0.130%, 08/19/14	3,700	3,698

		149,510

	Par (000)	Value (000)
Federal National Mortgage Association — 17.4%
Federal National Mortgage Association
0.107%, 03/09/14	$10,000	$10,000
0.085%, 03/19/14	15,000	14,999
0.100%, 05/06/14	10,000	9,998
2.500%, 05/15/14	1,050	1,055
0.130%, 06/18/14	6,275	6,272
0.080%, 07/16/14	6,250	6,248
0.875%, 08/28/14	9,200	9,233
3.000%, 09/16/14	2,147	2,181
Federal National Mortgage Association (DN)
0.081%, 03/26/14	19,200	19,199
0.051%, 04/16/14	9,000	8,999
1.000%, 05/01/14	9,000	8,999
0.110%, 05/19/14	9,000	8,998
0.051%, 05/20/14	19,200	19,198
0.091%, 07/14/14	3,000	2,999
0.080%, 07/15/14	8,000	7,998
0.078%, 07/17/14	9,200	9,197
0.130%, 08/01/14	3,500	3,499
Federal National Mortgage Association (FRN)
0.360%, 06/23/14	9,000	9,007

		158,079

Total U.S. Government Agency Obligations (Cost $607,844)		607,844
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Note — 2.2%
0.090%, 01/31/16 (FRN)	20,350	20,348

Total U.S. Treasury Obligation (Cost $20,348)		20,348

	Number of Shares
MONEY MARKET FUNDS — 1.8%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds (Cost $16,017)		16,017

	Par (000)
REPURCHASE AGREEMENTS — 30.5%

Deutsche Bank Securities, Inc.

0.060% (dated 02/28/14, due 03/03/14,repurchase price $53,000,265, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds, Government National Mortgage Association Bond and U.S. Treasury Note, 2.500% to 7.000%, due 02/15/2024 to 11/01/43, total value $54,060,081)	$53,000	53,000

See Notes to Schedules of Investments.
103

PNC Government Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued

Goldman Sachs & Co.

0.050% (dated 02/28/14, due 03/03/14, repurchase price $69,000,288, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.500% to 5.500%, due 05/01/26 to 01/01/44, total value $70,380,000)	$69,000	$69,000

HSBC Securities USA

0.050% (dated 02/28/14, due 03/03/14, repurchase price $49,000,204, collateralized by Federal National Mortgage Association Bond, 6.500%, due 01/01/33, total value $49,980,357)	49,000	49,000

Merrill Lynch Pierce Fenner and Smith

0.040% (dated 02/28/14, due 03/03/14, repurchase price $57,934,193, collateralized by Federal National Mortgage Association Bonds, 0.000% to 3.000%, due 07/01/14 to 02/01/28,total value $85,570,240)	57,934	57,934

Toronto Dominion Securities LLC

0.060% (dated 02/28/14, due 03/03/14, repurchase price $45,000,225, collateralized by U.S. Treasury Notes, 1.875% to 3.125%, due 04/30/15 to 02/15/22 total value $48,960,075)	48,000	48,000

Total Repurchase Agreements (Cost $276,934)		276,934
TOTAL INVESTMENTS — 101.3% (Cost $921,143)*		921,143
Other Assets & Liabilities – (1.3)%		(11,806)
TOTAL NET ASSETS — 100.0%		$909,337

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.
104

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$16,017	$–	$–	$16,017

Repurchase Agreements	–	276,934	–	276,934

U.S. Government Agency Obligations	–	607,844	–	607,844

U.S. Treasury Obligation	–	20,348	–	20,348

Total Assets - Investments in Securities	$16,017	$905,126	$–	$921,143

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
105

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.5%
Automotive — 3.2%
CarMax Auto Owner Trust,
Series 2013-2, Cl A1
0.230%, 08/15/14	$457	$457
Fifth Third Auto Trust,
Series 2014-1, Cl A1
0.200%, 03/16/15	10,300	10,300
Fifth Third Auto Trust,
Series 2013-1, Cl A1
0.250%, 09/15/14	2,045	2,045
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A1
0.230%, 01/15/15 144A	7,564	7,564
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A1
0.220%, 08/15/14	2,690	2,690
Honda Auto Receivables Owner Trust,
Series 2013-4, Cl A1
0.240%, 11/18/14	6,795	6,795
Hyundai Auto Lease Securitization Trust,
Series 2013-B, Cl A1
0.250%, 08/15/14 144A	1,587	1,587
Hyundai Auto Receivables Trust,
Series 2013-C, Cl A1
0.220%, 09/15/14	877	877
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 02/17/15	2,950	2,950
M&T Bank Auto Receivables Trust,
Series 2013-1A Cl A1
0.250%, 09/15/14 144A	2,056	2,056
Mercedes-Benz Auto Receivables Trust,
Series 2013-1, Cl A1
0.220%, 08/15/14	168	168
Porsche Innovative Lease Owner Trust,
Series 2013-1, Cl A1
0.230%, 11/24/14 144A	2,625	2,625
Volkswagen Auto Lease Trust,
Series 2014-A, Cl A1
0.200%, 02/20/15	5,282	5,282
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A1
0.230%, 11/20/14	5,271	5,271
World Omni Auto Receivables Trust,
Series 2013-B, Cl A1
0.240%, 11/17/14	2,669	2,669

		53,336

Equipment — 0.3%
CNH Equipment Trust,
Series 2013-C, Cl A1
0.250%, 09/15/14	2,365	2,365
GE Equipment Midticket LLC
Series 2013-1, Cl A1
0.230%, 09/22/14	2,513	2,513

		4,878

Total Asset-Backed Securities (Cost $58,214)		58,214

	Par (000)	Value (000)
CERTIFICATES OF DEPOSIT — 15.6%
Banks — 1.2%
Citibank NA
0.160%, 05/19/14	$18,000	$18,000
JPMorgan chase
0.420%, 08/11/14	2,000	2,001

Yankee — 14.4%
ANZ Banking Group NY
0.175%, 03/03/14	17,000	17,000
Bank of Montreal Chicago
1.000%, 03/03/14	11,000	11,000
0.130%, 03/17/14	10,000	10,000
0.210%, 04/22/14	13,500	13,500
Bank of Montreal Chicago (FRN)
0.567%, 08/08/14	10,000	10,017
Bank of Nova Scotia
0.210%, 08/13/14	12,000	12,000
0.220%, 08/15/14	200	200
Canadian Imperial Bank of Commerce NY (FRN)
0.296%, 07/24/14	18,600	18,600
Nordea Bank Finland NY
0.175%, 03/24/14	20,000	20,000
0.215%, 03/25/14	6,600	6,600
0.170%, 05/19/14	16,000	16,000
Oversea-Chinese Banking NY
0.180%, 04/07/14	36,000	36,000
0.190%, 04/17/14	5,500	5,500
Royal Bank of Canada NY (FRN)
0.154%, 03/13/14	7,000	7,000
Standard Chartered Bank
0.300%, 03/03/14	5,450	5,450
Svenska Handelsbanken NY
0.175%, 03/24/14	18,300	18,300
0.170%, 05/20/14	15,000	15,000
Westpac Banking
0.290%, 10/29/14	18,000	18,000
Westpac Banking (FRN)
0.270%, 04/15/14	2,500	2,500

Total Certificates of Deposit (Cost $262,668)		262,668

ASSET-BACKED COMMERCIAL PAPER† — 20.0%
Financial Services — 20.0%
Alpine Securitization
0.170%, 03/03/14	12,619	12,619
0.130%, 04/17/14	31,500	31,493
0.170%, 04/22/14	2,700	2,699
Bedford Row Funding
0.150%, 03/17/14	6,500	6,500
0.130%, 04/30/14	3,000	2,999
Collateralized CP LLC
0.200%, 03/11/14	8,500	8,500
0.150%, 03/24/14	17,000	16,998
0.150%, 03/25/14	10,000	9,999
Erste Abwicklungsanstalt
0.160%, 03/03/14	8,400	8,400
0.080%, 03/10/14	12,000	12,000
0.130%, 04/08/14	8,700	8,699
Fairway Finance LLC
0.140%, 04/07/14	13,000	12,998
Gemini Securitization

See Notes to Schedules of Investments.
106

	Par (000)	Value (000)
ASSET-BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
0.200%, 03/04/14	$5,400	$5,400
0.150%, 03/20/14	5,000	5,000
Gotham Funding
0.140%, 03/19/14	11,000	10,999
0.160%, 04/16/14	17,000	16,997
Govco LLC
0.150%, 03/17/14	1,355	1,355
0.140%, 03/18/14	17,400	17,399
0.170%, 04/16/14	13,000	12,997
Kells Funding LLC
0.180%, 04/02/14	20,000	19,997
Liberty Street Funding LLC
0.150%, 03/17/14	15,000	14,999
0.180%, 03/18/14	6,500	6,499
0.180%, 05/29/14	17,300	17,292
Northern Pines Funding LLC
0.200%, 03/31/14	14,000	13,998
0.240%, 05/28/14	11,300	11,293
Regency Market No. 1 LLC
0.150%, 03/20/14	14,000	13,999
Sheffield Receivables
0.180%, 05/12/14	16,500	16,494
Sydney Capital
0.130%, 03/10/14	16,500	16,499
Thunder Bay Funding
0.160%, 04/25/14	1,750	1,750

Total Asset-Backed Commercial Paper (Cost $336,871)		336,871

COMMERCIAL PAPER† — 24.6%
Banks — 20.3%
Abbey National North America
0.260%, 03/19/14	1,550	1,550
0.200%, 03/24/14	16,000	15,998
0.210%, 04/15/14	8,000	7,998
0.300%, 04/25/14	11,650	11,645
0.260%, 07/02/14	10,000	9,991
Australia & New Zealand Banking Group
0.170%, 03/20/14	18,400	18,398
Bank of Nova Scotia
0.210%, 04/25/14	16,000	15,995
Bank of Tokyo-Mitsubishi
0.150%, 03/20/14	7,000	6,999
0.170%, 04/22/14	10,000	9,998
0.190%, 05/02/14	5,000	4,998
BNP Paribas Finance
0.160%, 03/07/14	20,000	19,999
0.200%, 04/24/14	8,000	7,998
0.210%, 05/06/14	21,500	21,492
Deutsche Bank Financial
0.160%, 03/05/14	15,000	15,000
DnB Bank ASA
0.230%, 03/18/14	4,300	4,300
0.200%, 05/12/14	5,700	5,698
0.245%, 05/12/14	13,200	$13,194
HSBC USA
0.180%, 04/04/14	16,650	16,647
0.180%, 06/20/14	10,100	10,094
0.200%, 06/20/14	11,000	10,993
0.230%, 08/11/14	12,000	11,987

	Par (000)	Value (000)

JPMorgan Chase
0.230%, 03/17/14	$1,000	1,000
0.220%, 07/29/14	6,650	6,644
National Australia Funding Delaware
0.140%, 03/26/14	11,000	10,999
0.185%, 05/27/14	8,000	7,996
Overseas-Chinese Banking
0.200%, 03/18/14	10,000	9,999
Rabobank USA Financial
0.210%, 04/03/14	3,200	3,199
0.240%, 04/22/14	10,000	9,997
0.240%, 05/13/14	3,900	3,898
Standard Chartered Bank
0.150%, 05/19/14	18,000	17,994
Westpac Banking
0.140%, 03/28/14	30,000	29,997

		342,695

Healthcare — 1.3%
Catholic Health Initiatives
0.130%, 05/01/14	3,200	3,199
0.150%, 05/12/14	11,500	11,496
0.160%, 06/09/14	7,500	7,497

		22,192

Insurance — 3.0%
Metlife Short Term Funding
0.130%, 03/17/14	7,000	7,000
0.140%, 03/17/14	7,270	7,270
0.150%, 03/19/14	21,000	20,998
0.110%, 04/07/14	15,000	14,998

		50,266

Total Commercial Paper (Cost $415,153)		415,153

CORPORATE BONDS — 2.3%
Banks — 1.2%
Australia & New Zealand Banking Group
3.700%, 01/13/15 144A	4,100	4,220
Wells Fargo Bank NA (MTN) (FRN)
0.293%, 03/13/15	16,000	16,000

		20,220

Financial Services — 1.1%
Toyota Motor Credit (MTN) (FRN)
0.239%, 10/08/14	18,000	18,000

Total Corporate Bonds (Cost $38,220)		38,220

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.237%, 06/13/14 (A)	16,000	16,000

Total Funding Agreement (Cost $16,000)		16,000

See Notes to Schedules of Investments.
107

PNC Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 14.8%
Connecticut — 1.9%
Connecticut Health & Educational Facility
Authority, Yale University (RB)
Series U (VRDN)
0.020%, 03/07/14	$32,540	$32,540

Mississippi — 1.1%
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB)
Series C (VRDN)
0.030%, 03/03/14	9,180	9,180
0.030%, 03/07/14	9,000	9,000

		18,180

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.030%, 03/07/14	14,710	14,710

Ohio — 4.1%
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.020%, 03/03/14	19,400	19,400
Ohio State Common Schools (GO)
Series A (VRDN)
0.020%, 03/07/14	20,755	20,755
Ohio State Common Schools (GO)
Series B (VRDN)
0.020%, 03/07/14	4,960	4,960
Ohio State University (RB) Series B (VRDN)
0.030%, 03/07/14	7,100	7,100
0.020%, 03/07/14	16,775	16,775

		68,990

Texas — 5.0%
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.030%, 03/03/14	23,175	23,175
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.030%, 03/03/14	7,640	7,640
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.030%, 03/03/14	2,000	2,000
Houston Higher Education Finance, Rice
University Project (RB)
Series B (VRDN)
0.020%, 03/07/14	3,000	3,000
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.020%, 03/03/14	22,300	22,300
Red River Education Financing Corporation,
Texas Christian University Project (RB) (SBPA
- Northern Trust) (VRDN)
0.030%, 03/07/14	16,000	16,000

	Par (000)	Value (000)

0.020%, 03/07/14	$9,600	9,600

		83,715

Virginia — 1.4%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.030%, 03/07/14	10,800	10,800
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.020%, 03/07/14	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.030%, 03/03/14	7,500	7,500

Total Municipal Securities (Cost $249,835)		249,835

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Bank — 0.5%
Federal Home Loan Bank (DN)
0.095%, 04/30/14	8,000	7,999

Federal Home Loan Mortgage Corporation — 0.5%
Federal Home Loan Mortgage Corporation (DN)
0.085%, 05/05/14	9,000	8,998

Total U.S. Government Agency Obligations (Cost $16,997)		16,997

REPURCHASE AGREEMENTS — 17.5%

Deutsche Bank Securities, Inc.

0.060% (dated 02/28/14, due 03/03/14,repurchase price $48,000,240, collateralized by Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bonds and Government National Mortgage Association Bond, 2.500% to 7.000%, due 09/01/27 to 08/01/43,total value $48,960,001)	48,000	$48,000

Goldman Sachs & Co.

0.050% (dated 02/28/14, due 03/03/14,repurchase price $47,000,196, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bond, 2.500% to 4.500%, due 01/01/28 to 01/01/44, total value $47,940,001)	47,000	47,000

See Notes to Schedules of Investments.
108

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Goldman Sachs & Co.

0.160% (dated 11/29/13, due 03/03/14, repurchase price $32,003,060, collateralized by Certificates of Deposit, Commercial Paper, Corporate Bonds and Federal National Mortgage Association Bond, 0.000% to 4.200%, due 03/03/14 to 07/01/42, total value $32,975,627) (A)	$32,000	$32,000

HSBC Securities USA

0.050% (dated 02/28/14, due 03/03/14, repurchase price $38,000,158, collateralized by Federal Home Loan Mortgage Corporation Bond, 7.000%, due 10/01/38, total value $38,762,052)	38,000	38,000

Merrill Lynch Pierce Fenner and Smith

0.040% (dated 02/28/14, due 03/03/14, repurchase price $32,335,108, collateralized by Federal Farm Credit Bank Bond, Federal Home Loan Bank Bond and Federal National Mortgage Association Bond,2.350% to 3.440%, due 08/08/22 to 06/25/27, total value $32,982,028)	32,335	32,335

	Par (000)	Value (000)

Toronto Dominion Securities LLC

0.090% (dated 02/28/14, due 03/03/14,repurchase price $60,000,450, collateralized by Corporate Bonds, Federal National Mortgage Association Bond and Medium Term Notes, 0.362% to 6.950%, due 10/31/14 to 09/01/26,total value $62,980,327)	$60,000	$60,000

0.060% (dated 02/28/14, due 03/03/14,repurchase price $38,000,190, collateralized by U.S. Treasury Notes, 0.250% to 2.000%, due 02/29/16 to 02/15/22, total value $38,760,024)	38,000	38,000

Total Repurchase Agreements (Cost $295,335)		295,335

TOTAL INVESTMENTS — 100.3% (Cost $1,689,293)*		1,689,293
Other Assets & Liabilities – (0.3)%		(4,602)
TOTAL NET ASSETS — 100.0%		$1,684,691

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $48,000 (000) and repre-sents 2.8% of net assets as of February 28, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registra-tion, normally to qualified institutional buyers. Total value of Rule 144A securities is $18,052 (000) and represents 1.1% of net assets as of February 28, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Commercial Paper	$–	$336,871	$–	$336,871

Asset-Backed Securities	–	58,214	–	58,214

Certificates of Deposit	–	262,668	–	262,668

Commercial Paper	–	415,153	–	415,153

Corporate Bonds	–	38,220	–	38,220

Funding Agreement	–	16,000	–	16,000

Municipal Securities	–	249,835	–	249,835

Repurchase Agreements	–	295,335	–	295,335

U.S. Government Agency Obligations	–	16,997	–	16,997

Total Assets - Investments in Securities	$–	$1,689,293	$–	$1,689,293

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
109

PNC Ohio Municipal Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.1%
Ohio — 98.1%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series A
(LOC - Bank of America) (VRDN)
0.020%, 03/03/14	$6,200	$6,200
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.030%, 03/03/14	13,190	13,190
Berea (BAN) (GO)
1.000%, 03/26/14	3,652	3,654
Cleveland Department of Public Utilities Divisionof Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.040%, 03/07/14	12,350	12,350
Cleveland-Cuyahoga County Port Authority,
Museum of Art Project (RB)
Series C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 03/07/14	1,900	1,900
Cleveland-Cuyahoga County Port Authority,
Museum of Art Project (RB)
Series D (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 03/07/14	3,800	3,800
Columbus (GO)
2.000%, 09/02/14	3,600	3,633
Cuyahoga Falls (BAN) (GO) (DD)
1.000%, 12/04/14	865	870
Fairfield Township, Fire Station
(BAN) (GO) (DD)
1.250%, 06/05/14	1,000	1,003
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.030%, 03/07/14	3,720	3,720
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series D (LOC - U.S. Bank
NA) (VRDN)
0.030%, 03/07/14	3,900	3,900
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.020%, 03/07/14	5,400	5,400
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.020%, 03/07/14	5,700	5,700
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.030%, 03/07/14	2,000	2,000
Green (BAN) (GO)
1.000%, 06/17/14	910	912
Green (BAN) (GO) Series D
1.000%, 07/31/14	1,000	1,003
Huber Heights (BAN) (GO) Series B
1.000%, 11/07/14	2,000	2,010
Lake County (BAN) (GO)
1.000%, 07/22/14	1,000	1,002
Lakewood (BAN) (GO)
1.000%, 04/15/14	1,610	1,611

	Par (000)	Value (000)

Lucas County (BAN) (GO)
1.000%, 07/16/14	$2,600	$2,607
Mayfield (BAN) (GO)
1.000%, 08/28/14	1,400	1,404
Miami County (BAN) (GO)
1.000%, 11/25/14	1,065	1,070
Montgomery County, Miami Valley Hospital
(RB) Series C (SBPA - Wells Fargo Bank)
(VRDN)
0.030%, 03/03/14	5,685	5,685
Ohio Air Quality Development Authority
Pollution Control, FirstEnergy Nuclear
Generation Project (RB) Series B (LOC - Bank
of Nova Scotia) (VRDN)
0.020%, 03/03/14	2,500	2,500
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.020%, 03/03/14	4,900	4,900
Ohio Higher Educational Facility Commission,
Marietta College 2007 Project (RB) (LOC -
JPMorgan Chase Bank) (VRDN)
0.040%, 03/07/14	4,350	4,350
Ohio Higher Educational Facility Commission,
Marietta College Project (RB) (LOC -
JPMorgan Chase Bank) (VRDN)
0.050%, 03/07/14	1,235	1,235
Ohio Higher Educational Facility Commission,
Oberlin College 2008 Project (RB) (SBPA -
U.S. Bank NA) (VRDN)
0.030%, 03/07/14	5,700	5,700
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	2,800	2,800
Ohio State (GO) Series B (VRDN)
0.020%, 03/07/14	3,600	3,600
Ohio State (GO) Series D (VRDN)
0.020%, 03/07/14	2,095	2,095
Ohio State Building Authority, Prerefunded
04/01/14 @ 100 (RB) Series A (AGM)
5.000%, 04/01/14	4,200	4,217
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System
(RB) (VRDN) (SBPA Wells Fargo Bank)
0.010%, 03/03/14	600	600
Ohio State University (RB) (VRDN)
0.020%, 03/07/14	2,100	2,100
Ohio State University (RB) Series B (VRDN)
0.020%, 03/07/14	1,200	1,200
0.030%, 03/07/14	500	500
Ohio State University (RB) Series E (VRDN)
0.030%, 03/07/14	1,700	1,700
Ohio State Water Development Authority,
FirstEnergy Generation Project (RB)
(LOC - Bank of Nova Scotia) (VRDN)

See Notes to Schedules of Investments.
110

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
0.020%, 03/03/14##	$10,000	$10,000
Pataskala (BAN) (GO)
1.500%, 03/26/14	2,585	2,587

		134,708

Municipal Securities (Cost $134,708)		134,708

TOTAL INVESTMENTS — 98.1% (Cost $134,708)*		134,708
Other Assets & Liabilities –1.9%		2,649
TOTAL NET ASSETS — 100.0%		$137,357

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Securities	$–	$134,708	$–	$134,708

Total Assets - Investments in Securities	$–	$134,708	$–	$134,708

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
111

PNC Pennsylvania Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 96.2%
Pennsylvania — 88.3%
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Bank of Nova Scotia) (VRDN)
0.020%, 03/03/14	$4,175	$4,175
Beaver County Industrial Development Authority,
FirstEnergy Generation Project (RB)
Series B (LOC - Citibank) (VRDN)
0.030%, 03/03/14	4,300	4,300
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.030%, 03/07/14	1,895	1,895
Central Dauphin School District (GO)
3.000%, 12/01/14	1,585	1,618
Commonwealth of Pennsylvania (GO) First Series
4.000%, 06/01/14	1,000	1,009
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.030%, 03/03/14	1,700	1,700
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.030%, 03/07/14	4,200	4,200
Delaware River Port Authority (RB) Series B
(LOC - TD Bank) (VRDN)
0.030%, 03/07/14	1,200	1,200
Geisinger Authority, Geisinger Health System
(RB) (SBPA - Northern Trust) (VRDN)
0.010%, 03/03/14	1,400	1,400
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.030%, 03/07/14	1,140	1,140
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.020%, 03/03/14	1,400	1,400
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	4,245	4,245
Northampton County (GO)
1.000%, 08/15/14	1,280	1,285
Pennsylvania Economic Development Financing
Authority (RB) Series A
4.000%, 07/01/14	1,500	1,519
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.040%, 03/07/14	2,610	2,610
Pennsylvania Higher Educational Facilities
Authority, Temple University (RB)
First Series A
5.000%, 04/01/14	1,000	1,004
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB)
Series A (LOC - Bank of America) (VRDN)
0.030%, 03/07/14	4,300	4,300

	Par (000)	Value (000)

Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.020%, 03/07/14	$2,550	$2,550
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A (SBPA -
Wells Fargo Bank) (VRDN)
0.030%, 03/03/14	300	300
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series B
(SBPA - Wells Fargo Bank) (VRDN)
0.030%, 03/03/14	1,360	1,360
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.050%, 03/07/14	1,460	1,460
University of Pittsburgh, Commonwealth System
Higher Education (TECP)
0.253%, 05/05/14	1,600	1,600
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.020%, 03/07/14	1,650	1,650
Puerto Rico — 7.9%
Puerto Rico Highways & Transportation
Authority, Prerefunded 07/01/14 @ 100 (RB)
Series J
5.125%, 07/01/14	1,765	1,794
5.125%, 07/01/14	1,440	1,464
5.000%, 07/01/14	735	747
Commonwealth of Puerto Rico, Prerefunded
07/01/14 @ 100 (GO) Series A
5.000%, 07/01/14	260	264

Total Municipal Securities
(Cost $52,189)		52,189
TOTAL INVESTMENTS — 96.2%
(Cost $52,189)*		52,189
Other Assets & Liabilities – 3.8%		2,088
TOTAL NET ASSETS — 100.0%		$54,277

*	Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.
112

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Securities	$–	$52,189	$–	$52,189

Total Assets - Investments in Securities	$–	$52,189	$–	$52,189

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
113

PNC Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.5%
California — 0.9%
California State (GO) Series A (LOC - Royal Bank of Canada) (VRDN)
0.030%, 03/07/14	$4,400	$4,400
California State, Prerefunded 04/01/14 @ 100 (GO)
5.250%, 04/01/14	2,650	2,661

		7,061

Connecticut — 3.6%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series U-2 (VRDN)
0.020%, 03/07/14	21,000	21,000
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series X-2 (VRDN)
0.020%, 03/07/14	6,500	6,500

		27,500

District of Columbia — 2.9%
District of Columbia, Georgetown University (RB) Series C (LOC -TD Bank) (VRDN)
0.030%, 03/07/14	21,600	21,600

Florida — 1.1%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/14	5,500	5,563
Citizens Property Insurance (RB) Series A-1 (AGM)
4.500%, 06/01/14	2,875	2,905

		8,468

Illinois — 2.0%
Illinois Finance Authority, University of Chicago (RB) (SBPA - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	13,849	13,849
Illinois State, Prerefunded 09/01/14 @ 100 (GO)
5.000%, 09/01/14	1,340	1,371

		15,220

Indiana — 0.3%
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.030%, 03/07/14	2,435	2,435

Iowa — 2.5%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.120%, 03/03/14	14,125	14,125
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.030%, 03/03/14	1,800	1,800
Iowa Higher Education Loan Authority, Morningside College (RN) Series C (LOC - U.S. Bank NA)
2.000%, 05/15/14	2,650	2,660

		18,585

	Par (000)	Value (000)

Kentucky — 0.7%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.030%, 03/03/14	$2,900	$2,900
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.030%, 03/03/14	2,295	2,295

		5,195

Louisiana — 1.4%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.020%, 03/07/14	10,535	10,535

Maryland — 1.6%
Baltimore Industrial Development Authority, Baltimore Capital Acquisition (RB) (LOC - Bayerische Landesbank) (VRDN)
0.080%, 03/07/14	10,900	10,900
Charles County (GO)
2.000%, 03/01/14	1,210	1,210

		12,110

Massachusetts — 5.5%
Massachusetts Department of Transportation, Contract Assistance (RB) Series A6 (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 03/07/14	15,400	15,400
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series R (VRDN)
0.010%, 03/03/14	3,430	3,430
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.020%, 03/07/14	1,500	1,500
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series F-4 (SBPA - Bank of America) (VRDN)
0.020%, 03/07/14	21,535	21,535

		41,865

Michigan — 1.0%
University of Michigan (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.020%, 03/07/14	5,900	5,900
University of Michigan (RB) Series A
2.000%, 04/01/14	1,815	1,818

		7,718

Mississippi — 1.8%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series B (VRDN)
0.020%, 03/03/14	3,100	3,100
0.020%, 03/03/14	605	605
0.030%, 03/03/14	5,000	5,000

See Notes to Schedules of Investments.
114

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Mississippi — continued
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series G (VRDN)
0.010%, 03/03/14	$5,180	$5,180

		13,885

Missouri — 2.0%
Missouri Development Finance Board, The Nelson Gallery Foundation (RB) Series A (SBPA - Northern Trust) (VRDN)
0.030%, 03/03/14	1,200	1,200
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.020%, 03/07/14	14,160	14,160

		15,360

Nevada — 0.7%
Nevada State (RB)
2.000%, 12/01/14	5,000	5,066

New Jersey — 0.8%
Rutgers State University (RB) Series A (SBPA - TD Bank) (VRDN)
0.020%, 03/03/14	6,245	6,245

New Mexico — 2.9%
New Mexico Finance Authority, Senior Lien Public Project (RB) Series A
2.000%, 06/01/14	3,040	3,054
New Mexico Hospital Equipment Loan Council, Presbyterian HealthCare (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.030%, 03/07/14	19,110	19,110

		22,164

New York — 3.5%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.020%, 03/07/14	16,200	16,200
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN)
0.030%, 03/07/14	3,900	3,900
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN)
0.030%, 03/03/14	6,085	6,085

		26,185

North Carolina — 1.8%
Durham County (GO)
4.000%, 04/01/14	3,000	3,010

	Par (000)	Value (000)

North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.040%, 03/07/14	$2,115	$2,115
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.020%, 03/07/14	8,450	8,450

		13,575

Ohio — 19.5%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN)
0.030%, 03/03/14	10,675	10,675
Berea (BAN) (GO)
1.000%, 03/26/14	2,000	2,001
Cleveland Department of Public Utilities Division of Water (RB) Series Q (LOC - Bank of New York Mellon) (VRDN)
0.040%, 03/07/14	15,700	15,700
Columbus (GO)
2.000%, 09/02/14	3,000	3,027
Cuyahoga Falls (BAN) (GO)
1.000%, 12/04/14	1,000	1,006
Fairfield Township, Fire Station (BAN) (GO)
1.250%, 06/05/14	1,150	1,153
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.030%, 03/07/14	6,600	6,600
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series D (LOC - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	6,805	6,805
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.020%, 03/07/14	24,580	24,580
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.020%, 03/07/14	7,400	7,400
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.030%, 03/07/14	9,180	9,180
Huber Heights (BAN) (GO) Series B
1.000%, 11/07/14	2,000	2,010
Kent (GO)
1.000%, 09/04/14	2,565	2,573
Lake County (BAN) (GO)
1.000%, 07/22/14	1,000	1,003
Lebanon (BAN) (GO)
1.000%, 04/24/14	1,025	1,026
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.020%, 03/03/14	700	700

See Notes to Schedules of Investments.
115

PNC Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	$4,600	$4,600
Ohio Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	1,200	1,200
Ohio Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank NA) (VRDN)
0.030%, 03/07/14	1,000	1,000
Ohio State (GO) Series B (VRDN)
0.020%, 03/07/14	10,000	10,000
Ohio State (GO) Series D (VRDN)
0.020%, 03/07/14	4,900	4,900
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) (VRDN) (SBPA Wells Fargo Bank)
0.010%, 03/03/14	1,000	1,000
Ohio State University (RB) Series B (VRDN)
0.020%, 03/07/14	10,960	10,960
Ohio State University (RB) Series E (VRDN)
0.030%, 03/07/14	15,000	15,000
Ohio State Water Development Authority, FirstEnergy Generation Project (RB) (LOC - Bank of Nova Scotia) (VRDN)
0.020%, 03/03/14	1,700	1,700
Perrysburg (BAN) (GO)
1.000%, 10/30/14	1,935	1,941

		147,740

Pennsylvania — 12.6%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.020%, 03/03/14	3,000	3,000
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Citibank) (VRDN)
0.030%, 03/03/14	200	200
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank NA) (VRDN)
0.030%, 03/07/14	700	700
Commonwealth of Pennsylvania (GO) First Series
4.000%, 06/01/14	5,305	5,356
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.030%, 03/03/14	400	400
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.030%, 03/07/14	17,040	17,040
Geisinger Authority, Geisinger Health System (RB) (SBPA - Northern Trust) (VRDN)
0.010%, 03/03/14	400	400

	Par (000)	Value (000)

Geisinger Authority, Geisinger Health System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.010%, 03/03/14	$3,000	$3,000
Geisinger Authority, Geisinger Heath System (RB) Series C (SBPA - TD Bank) (VRDN)
0.020%, 03/03/14	2,000	2,000
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.020%, 03/03/14	1,265	1,265
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JP Morgan Chase Bank) (VRDN)
0.020%, 03/07/14	9,475	9,475
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.040%, 03/07/14	400	400
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania (RB) Series A (LOC - Bank of America) (VRDN)
0.030%, 03/07/14	700	700
Philadelphia Gas Works (RB) 8th Series B (LOC - Wells Fargo Bank) (VRDN)
0.030%, 03/07/14	800	800
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.020%, 03/07/14	250	250
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 03/03/14	5,500	5,500
0.030%, 03/03/14	2,500	2,500
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.030%, 03/03/14	7,015	7,015
Philadelphia School District (GO) Series H (LOC - Royal Bank of Canada) (VRDN)
0.030%, 03/07/14	5,000	5,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.050%, 03/07/14	11,200	11,200
University of Pittsburgh, Commonwealth System Higher Education (TECP)
0.090%, 05/05/14	4,205	4,205
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.020%, 03/07/14	14,820	14,820

		95,226

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.050%, 03/07/14	9,840	9,840

See Notes to Schedules of Investments.
116

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — 17.7%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.030%, 03/03/14	$5,370	$5,370
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.030%, 03/03/14	4,035	4,035
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.030%, 03/03/14	8,200	8,200
Lower Lower Neches Valley Authority Industrial Development, Exxon Mobil Project (RB) (VRDN)
0.010%, 03/03/14	8,000	8,000
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN)
0.020%, 03/03/14	1,830	1,830
Lubbock Independent School District, Prerefunded 02/15/15 @ 100 (GO) Series A (PSF-GTD)
4.000%, 02/15/15	1,000	1,036
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.020%, 03/07/14	5,000	5,000
0.030%, 03/07/14	19,000	19,000
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project (RB) Series D (LOC - JP Morgan Chase Bank) (VRDN)
0.040%, 03/07/14	13,100	13,100
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.020%, 03/07/14	27,540	27,540
Texas (GO) Series B
4.000%, 08/01/14	1,520	1,544
Texas (GO) Series C
4.000%, 08/01/14	1,135	1,153
Texas (TAN) (RN)
2.000%, 08/28/14	7,000	7,062
Texas Water Development Board (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 03/03/14	4,000	4,000
Travis County (GO)
3.000%, 03/01/14	2,050	2,050
5.000%, 03/01/14	2,200	2,200
University of North Texas (RB)
3.000%, 04/15/14	1,180	1,184
University of Texas System (RB) Series B (VRDN)
0.020%, 03/07/14	2,950	2,950
0.030%, 03/07/14	10,000	10,000
0.030%, 03/07/14	8,420	8,420

		133,674

	Par (000)	Value (000)

Utah — 2.6%
Murray, IHC Health Services (RB) Series C (VRDN)
0.020%, 03/03/14	$1,480	$1,480
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN)
0.020%, 03/07/14	17,800	17,800

		19,280

Virginia — 3.6%
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series C-1 (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 03/03/14	935	935
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.030%, 03/07/14	15,000	15,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.030%, 03/07/14	4,000	4,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.020%, 03/07/14	7,250	7,250

		27,185

West Virginia — 1.5%
West Virginia Economic Development Authority, Correctional, Juvenile and Public Safety Facilities, Prerefunded 06/01/14 @ 100 (RB) Series A (NATL-RE)
5.000%, 06/01/14	11,200	11,336

Wisconsin — 2.6%
Wisconsin State (GO) Series A
2.000%, 05/01/14	19,355	19,414

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Prerefunded 07/01/14 @ 100 (GO) Series A
5.000%, 07/01/14	1,000	1,016

Total Municipal Securities
(Cost $745,483)		745,483
TOTAL INVESTMENTS — 98.5%
(Cost $745,483)*		745,483
Other Assets & Liabilities –1.5%		10,992
TOTAL NET ASSETS — 100.0%		$756,475

*	Also cost for Federal income tax purposes.

See Notes to Schedules of Investments.
117

PNC Tax Exempt Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Securities	$–	$745,483	$–	$745,483

Total Assets - Investments in Securities	$–	$745,483	$–	$745,483

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
118

PNC Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 61.0%
U.S. Treasury Bills† — 37.6%
0.009%, 03/06/14	$10,000	$10,000
0.051%, 03/06/14	5,000	5,000
0.010%, 03/20/14	10,000	10,000
0.022%, 03/20/14	9,000	9,000
0.036%, 03/27/14	30,000	29,999
0.044%, 04/03/14	15,000	14,999
0.035%, 04/10/14	24,000	23,999
0.022%, 04/17/14	23,000	22,999
0.041%, 04/17/14	10,000	10,000
0.085%, 04/17/14	20,000	19,998
0.035%, 04/24/14	40,000	39,998
0.210%, 04/25/14	2,000	2,000
0.030%, 05/01/14	5,000	5,000
0.034%, 05/01/14	10,000	9,999
0.088%, 05/08/14	18,000	17,997
0.044%, 05/29/14	5,000	4,999
0.100%, 05/29/14	10,000	9,998

		245,985

U.S. Treasury Notes — 23.4%
1.250%, 03/15/14	2,000	2,001
0.250%, 03/31/14	30,000	30,005
1.750%, 03/31/14	5,000	5,007
1.250%, 04/15/14	25,000	25,037
0.250%, 04/30/14	38,000	38,012
1.875%, 04/30/14	10,000	10,030
0.250%, 05/31/14	9,000	9,004
0.250%, 06/30/14	12,000	12,007
0.625%, 07/15/14	12,000	12,024
0.125%, 07/31/14	1,000	1,000
0.090%, 01/31/16 (FRN)	8,500	8,499

		152,626

Total U.S. Treasury Obligations
(Cost $398,611)		398,611

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.6%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	10,315,234	10,315

Total Money Market Funds
(Cost $10,815)		10,815
TOTAL INVESTMENTS — 62.6%
(Cost $409,426)*		409,426
Other Assets & Liabilities – 37.4%		244,478
TOTAL NET ASSETS — 100.0%		$653,904

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 2 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2014 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$10,815	$–	$–	$10,815

U.S. Treasury Obligations	–	398,611	–	398,611

Total Assets - Investments in Securities	$10,815	$398,611	$–	$409,426

There were no transfers between Level 1 and Level 2 during the nine-month period ended February 28, 2014.

See Notes to Schedules of Investments.
119

PNC Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of February 28, 2014, the Trust offered for sale shares of 37 Funds (individually, each a “Fund”, collectively, the “Funds”).

Effective December 30, 2013, the Trust began offering Class I, Class R4 and Class R5 of PNC Mid Cap Index Fund and PNC Small Cap Index Fund, as well as Class R4 and R5 Shares of PNC S&P 500 Index Fund.

As of February 28, 2014, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Michigan Intermediate Municipal Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Ohio Municipal Money Market Fund, PNC Pennsylvania Tax Exempt Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

1. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities and exchange-traded funds (“ETFs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued by an independent pricing service (“Service”). When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The Board has approved the use of the Service and other pricing services. The Funds may use various pricing services or discontinue the use of any pricing service.

120

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Forward currency contracts are valued based upon closing foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

•	Level 2 — other significant observable inputs, including but not limited to:

121

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2014 (Unaudited)

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities are fair value adjusted through the Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2014 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at their net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value.

122

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. TheTarget Date Funds will primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A Custodial Undertaking in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds that hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. A Fund’s investments in commodities or commodity-linked instruments may expose such Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund. The Target Date Funds will primarily utilize pooled investment vehicles that hold commodity-linked instruments in order to maintain exposure to the commodities sector for diversification purposes.

123

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2014 (Unaudited)

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at February 28, 2014 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at February 28, 2014 is included in the respective Fund’s Schedule of Investments.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of February 28, 2014 are included in the respective Fund’s Schedule of Investments.

124

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 02/28/14 (000)
Asset Derivative Value

Balanced Allocation Fund
Forward Currency Contract	$–	$25	$25
Futures Contracts	(7)	–	(7)

	$(7)	$25	$18

International Equity Fund
Forward Currency Contract		$635	$635
Futures Contracts	(360)	–	(360)

	$(360)	$635	$275

Large Cap Growth Fund
Futures Contracts	$16	$–	$16

S&P 500 Index Fund
Futures Contracts	$155	$–	$155

Small Cap Fund
Futures Contracts	$84	$–	$84

During the nine-month period ended February 28, 2014, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2013 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts February 28, 2014 (000)
Balanced Allocation Fund

Forward Currency Contracts	$464	$218	$–	$682

Futures Contracts	126	429	(404)	151

International Equity Fund

Forward Currency Contracts	15,588	18,375	–	33,963

Futures Contracts	8,143	34,173	(29,566)	12,750

Large Cap Growth Fund

Futures Contracts	886	5,930	(5,903)	913

S&P 500 Index Fund

Futures Contracts	1,158	8,132	(6,195)	3,095

Small Cap Fund

Futures Contracts	1,032	3,340	(3,274)	1,098

2. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “underlying Funds”). The Target Date Funds do not invest in the underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an underlying Fund’s net assets. At February 28, 2014, the investments of any of the Target Date Funds did not represent a significant portion of the net assets of any of the underlying Funds.

The common stock of The PNC Financial Services Group, Inc. (“PNC Group”) and the common stock of BlackRock, Inc., affiliates of PNC Capital Advisors, LLC, adviser to the Trust (the “Adviser”), are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund will invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index.

125

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2014 (Unaudited)

iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at May 31, 2013 and February 28, 2014, and, with the exception of PNC Mid Cap Index Fund and PNC Small Cap Index Fund, the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the nine-month period ended February 28, 2014 are shown in the following table. The purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for PNC Mid Cap Index Fund and PNC Small Cap Index Fund are shown for the two-month period ended February 28, 2014.

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 02/28/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$22	$254	$231	$3	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	2	26	23	–	–	*	–
PNC Advantage Institutional Money Market Fund	113	1,227	8,617	7,504	–	*	–
PNC International Equity Fund	52	650	582	8	1		1
PNC Large Cap Core Fund	163	1,917	1,737	19	1		2
PNC Small Cap Fund	38	407	372	9	–	*	2
PNC Bond Fund	222	2,776	2,564	15	–	*	(1)
PNC High Yield Bond Fund	24	314	284	–	–		–
PNC Limited Maturity Bond Fund	223	2,764	2,546	6	–		–	*

	$859	$10,335	$16,956	$7,564	$3		$4

Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$25	$23	$–	$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	4	4	–	–	–	*	–
PNC Advantage Institutional Money Market Fund	63	63	92	92	–	*	–
PNC International Equity Fund	105	103	–	–	–		–
PNC Large Cap Core Fund	240	252	–	–	1		–
PNC Small Cap Fund	55	48	–	–	–		–
PNC Bond Fund	229	253	–	–	–		–
PNC High Yield Bond Fund	35	37	–	–	–		–
PNC Limited Maturity Bond Fund	77	105	–	–	1		–

	$833	$888	$92	$92	$2		$–

Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$31	$47	$11	$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	14	18	3	–	–	*	–	*
PNC Advantage Institutional Money Market Fund	51	53	331	329	–	*	–
PNC International Equity Fund	153	206	29	7	–		1
PNC Large Cap Core Fund	385	489	46	–	1		–
PNC Small Cap Fund	82	101	12	4	–		1
PNC Bond Fund	202	263	63	–	–		–
PNC High Yield Bond Fund	33	43	10	–	–		–
PNC Limited Maturity Bond Fund	–	15	–	–	1		–

	$951	$1,235	$505	$340	$2		$2

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$35	$42	$6	$2	$–	*	$–	*
iShares MSCI EAFE Small Cap Index Fund	15	16	1	2	1		–	*
PNC Advantage Institutional Money Market Fund	44	30	62	76	–	*	–
PNC International Equity Fund	180	197	22	23	1		4
PNC Large Cap Core Fund	412	473	–	–	1		–
PNC Small Cap Fund	99	96	16	19	–		5
PNC Bond Fund	75	102	27	–	–		–
PNC High Yield Bond Fund	13	16	3	–	–		–

	$873	$972	$137	$122	$3		$9

126

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 02/28/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$40	$52	$12	$2	$–	*	$–	*
iShares MSCI EAFE Small Cap Index Fund	17	19	1	1	–	*	–	*
PNC Advantage Institutional Money Market Fund	52	33	105	123	–	*	–
PNC International Equity Fund	194	225	15	14	1		2
PNC Large Cap Core Fund	465	513	17	17	1		2
PNC Small Cap Fund	109	113	15	16	–		4
PNC Bond Fund	52	71	19	–	–		–
PNC High Yield Bond Fund	9	12	3	–	–		–

	$938	$1,038	$187	$173	$2		$8

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 02/28/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$4,172	$4,909	$711	$292	$108		$73
iShares MSCI Emerging Markets Index Fund	2,349	2,314	445	200	32		19
iShares STOXX Europe 600 Banks DE	46	89	(4)	6	–		–	*
PNC Advantage Institutional Money Market Fund	4,918	5,516	11,575	10,977	1		–

	$11,485	$12,828	$12,727	$11,475	$141		$92

International Equity Fund
iShares MSCI EAFE Index Fund	$398	$–	$4,849	$2,101	$20		$85
iShares STOXX Europe 600 Banks DE	1,561	3,927	1,809	–	–		–
PNC Advantage Institutional Money Market Fund	47,477	71,638	173,112	148,951	9		–

	$49,436	$75,565	$179,770	$151,052	$29		$85

Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$749	$558	$6,788	$6,979	$–	*	$–

Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,456	$2,378	$10,175	$9,252	$–	*	$–

Large Cap Value Fund
iShares Russell 1000 Value Fund	$127	$521	$1,215	$439	$–		$23
PNC Advantage Institutional Money Market Fund	40	613	11,332	10,759	–	*	–

	$167	$1,134	$12,547	$11,198	$–		$23

Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$398	$688	$3,751	$3,461	$–	*	$–

Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$–	$22	$3,052	$3,030	$–		$–

Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$352	$1,453	$2,708	$1,698	$4		$23
PNC Advantage Institutional Money Market Fund	1,995	1,983	12,863	12,875	–	*	–

	$2,347	$3,436	$15,571	$14,573	$4		$23

Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$171	$282	$1,203	$575	$1		$23
PNC Advantage Institutional Money Market Fund	1,583	1,352	3,734	3,965	–	*	–

	$1,754	$1,634	$4,937	$4,540	$1		$23

Multi-Factor Small Cap Value Fund
PNC Advantage Institutional Money Market Fund	$881	$3,004	$6,501	$4,378	$–	*	$–

	$881	$3,004	$6,501	$4,378	$–		$–

127

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2014 (Unaudited)

	Value of Affiliated Investments at 05/31/13 (000)	Value of Affiliated Investments at 02/28/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
S&P 500 Index Fund
BlackRock	$298	$355	$95	$32	$6		–	*
PNC Advantage Institutional Money Market Fund	1,968	1,673	38,124	38,419	1		–
PNC Financial Services Group	316	412	120	54	6		2

	$2,582	$2,440	$38,339	$38,505	$13		$2

Small Cap Fund
PNC Advantage Institutional Money Market Fund	$35,476	$53,913	$110,829	$92,392	$3		$–

Small Cap Index Fund
PNC Advantage Institutional Money Market Fund	$–	$38	$5,036	$4,998	$–		$–

Bond Fund
PNC Advantage Institutional Money Market Fund	$6,243	$6,032	$63,384	$63,595	$2		$–

Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,285	$1,647	$20,391	$20,029	$–	*	$–

High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$840	$1,968	$17,863	$16,735	$–	*	$–

Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$5,013	$4,435	$78,561	$79,139	$2		$–

Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$8,713	$7,427	$127,786	$129,072	$3		$–

Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$9,268	$9,041	$35,111	$35,338	$2		$–

Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$6,706	$8,832	$270,783	$268,657	$4		$–

Government Money Market Fund
PNC Advantage Institutional Government Money Market Fund	$15,017	$15,017	$–	$–	$–		$–

Treasury Money Market Fund
BlackRock Treasury Trust Fund	$500	$500	$–	$–	$–		$–

*	Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, PNC Advantage Funds and/or the BlackRock Funds. As applicable, the Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Details of affiliated holdings at February 28, 2014 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

128

Each Fund may invest in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. Each Money Market Fund may invest up to 5% of its net assets in illiquid securities. Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in such securities. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds follow an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

For further discussion of Market and Credit Risk, please see the Funds’ Prospectus.

4. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded.

129

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Funds

By (Signature and Title)* /s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 4/23/14

By (Signature and Title)* /s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date 4/15/14

*	Print the name and title of each signing officer under his or her signature.